As filed with the Securities and Exchange Commission on February 24, 2011

1933 Act File No. 2-27962

1940 Act File No. 811-1545

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 109 ☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 96 ☒

EATON VANCE SPECIAL INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

☐ It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
☐ immediately upon filing pursuant to paragraph (b)	☐ on (date) pursuant to paragraph (a)(1)
☒ on March 1, 2011 pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☐ This post effective amendment designates a new effective date for a previously filed post-effective amendment.

Floating Rate Portfolio, Inflation-Linked Securities Portfolio and Investment Portfolio have also executed this Registration
Statement.

Eaton Vance Short Term Real Return Fund

Class A Shares - EARRX     Class C Shares - ECRRX     Class I Shares - EIRRX

A non-diversified fund seeking real return

Prospectus Dated
March 1, ^2011

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

^

Information in this Prospectus
	Page		Page

Fund Summary	2	Investment Objective & Principal Policies and Risks	6
Investment Objective	2	Management and Organization	12
Fees and Expenses of the Fund	2	Valuing Shares	13
Portfolio Turnover	2	Purchasing Shares	^13
Principal Investment Strategies	2	Sales Charges	17
Principal Risks	3	Redeeming Shares	18
Performance	5	Shareholder Account Features	19
Management	5	Additional Tax Information	21
Purchase and Sale of Fund Shares	5	^Financial Highlights	22
Tax Information	5	^Further Information About The Portfolios	23
Payments to Broker-Dealers and Other Financial Intermediaries	5
		^

This Prospectus contains important information about the Fund and the services available to shareholders. Please save it for reference.

Fund Summary
Investment Objective

The Fund’s investment objective is real return. Real return is defined as total return less the estimated cost of inflation (typically measured by the change in an official inflation measure).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 17 of this Prospectus and page ^35 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I

Management Fees	0.^16%	0.^16%	0.^16%
Distribution and Service (12b-1) Fees	0.25%	1.00%	n/a
Other ^Expenses	^1.^32%	^1.^32%	^1.^32%
Acquired Fund Fees and Expenses(1)	0.^90%	0.^90%	0.^90%
Total Annual Fund Operating Expenses	^2.^63%	^3.^38%	^2.^38%
^Expense ^Reimbursement(2)	(^1.^48)%	(^1.^48)%	(^1.^48)%
^Annual Fund Operating ^Expenses After Expense Reimbursement	1.15%	1.90%	0.90%

(1)	Reflects the Fund’s allocable share of the advisory fee and other expenses of the Portfolios in which it invests. Of this amount, advisory fees are estimated to be 0.^47%.
(2)	The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.15% for Class A shares, 1.90% for Class C shares and 0.90% for Class I shares. This expense reimbursement will continue through February 28, 2012. Any amendments of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment during the current fiscal ^year to the extent expenses are less than the contractual expense cap.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:^

		Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A shares	$587	$1,119	$1,678	$3,193	$587	$1,119	$1,678	$3,193
Class C shares	$293	$ 901	$1,633	$3,567	$193	$ 901	$1,633	$3,567
Class I shares	$92	$ 600	$1,136	$2,603	$92	$ 600	$1,136	$2,603

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 1% of the average value of its portfolios.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in “real return” instruments, which include (i) inflation-indexed debt obligations of varying maturities issued by the United States and non-U.S. governments, their agencies or instrumentalities (such as Treasury Inflation Protected Securities, or “TIPS”), corporations and other issuers and (ii) other fixed or

Eaton Vance Short Term Real Return Fund

2

Prospectus dated March 1, 2011

floating-rate debt obligations (including floating-rate loans) with respect to which the Fund enters into agreements to swap nominal interest payments for payments based on changes in the U.S. Consumer Price Index (“CPI”) or other measures of inflation (the "80% Policy"). The Fund will limit its real duration to four years or less and will maintain a weighted average credit quality of investment grade.

The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. ^dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest in instruments rated below investment grade (being BBB or below by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Ratings Services or Fitch, Inc., or, if unrated, determined by the investment adviser to be of comparable quality). The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may invest in repurchase agreements or reverse repurchase agreements. Such instruments may be entered into for purposes of investment leverage. Forward purchases of inflation-indexed debt obligations of varying maturities issued by the United States and non-U.S. governments, their agencies or instrumentalities (such as TIPS), corporations and other issuers will be considered "real return" instruments for purposes of the Fund’s 80% Policy. The Fund may invest in derivative instruments, such as swap agreements, options, futures contracts or options on futures. The Fund also may engage in short sales, may invest in mortgage-backed or asset-backed securities and is authorized to borrow for investment purposes on a non-recourse basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as dollar rolls). The Fund may invest in other pooled investment vehicles and may lend its securities.

The Fund seeks to achieve its objective by primarily allocating assets among other registered investment companies sponsored by the Eaton Vance organization that invest in different asset classes (the “Portfolios”) (commonly known as a ^"fund-of-funds^"). The Fund’s portfolio managers, taking market and other factors into consideration, determine the percentage of the Fund’s assets invested in each Portfolio. The Fund also may invest directly in securities or other instruments to gain exposure to sectors of the market the investment adviser believes may not be represented or are underrepresented by the Portfolios, to hedge certain Portfolios and/or to otherwise manage the exposures of the Fund.

Principal Risks

Market Risk. Economic and other events (whether real or perceived) can reduce the demand for certain income securities and floating-rate loans, or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain ^income securities and floating-rate loans can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Inflation-Linked Security Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities may vary widely and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Interest Rate Risk. As interest rates rise, the value of ^Fund shares is likely to decline. Conversely, when interest rates decline, the value of ^Fund shares is likely to rise. ^Obligations with longer maturities typically offer higher yields, but involve greater risk because the prices of such ^obligations are more sensitive to changes in interest rates than ^obligations with shorter maturities. In a declining interest rate environment, prepayments of ^obligations may increase if the issuer has the ability to prepay or "call" the ^obligation. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Credit Risk. Income securities and floating-rate loans are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of income securities and floating-rate loans may be lowered

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Prospectus dated March 1, 2011

if the financial condition of the party obligated to make payments with respect to such instruments changes. Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security. In the event of bankruptcy of the issuer of income securities and floating-rate loans, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel^. This may increase the Fund’s operating expenses and adversely affect net asset value.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create ^economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivative risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. ^Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. The loss on derivative transactions may substantially exceed the initial investment.

^

Risk of Lower Rated Investments. Investments rated below investment grade and comparable unrated investments ^have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Foreign and Emerging Market Investment Risk. Because the Fund ^can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries, and as a result, Fund share values may be more volatile. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.

Risk of U.S. Government-Sponsored Agencies. While certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and ^Fannie Mae) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

^Borrowing Risk. Borrowing to increase investments ^may exaggerate the effect on the Fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowings. Successful use of a ^borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There can be no assurance that the use of ^borrowings will be successful. In connection with its ^borrowings, the Fund will be required to maintain specified asset coverage with respect to such ^borrowings by both the Investment Company Act of 1940 and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount^. Borrowings involve additional expense to the Fund.

Risks of Repurchase Agreements and Reverse Repurchase Agreements. In the event of the ^insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of ^a reverse repurchase agreement, the securities sold by the Fund, may be delayed. ^In a repurchase agreement, such an insolvency may result in a loss to the extent ^that the value of the purchased securities decreases during the delay. In a reverse repurchase agreement, the counterparty's insolvency may result in a loss equal to the amount by which the value of the securities sold by the Fund exceeds the repurchase price payable by the ^Fund; if the value of the purchased securities ^increases during such a delay, ^that loss ^may also be increased. ^When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the net asset value of the Fund’s shares. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

Eaton Vance Short Term Real Return Fund

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Prospectus dated March 1, 2011

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.” Non-diversified funds face the risk of focusing investments in a small number of issuers, including being more susceptible to risks affecting such issuers than a more diversified fund might be^.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the ^Annual Fund Operating Expenses expressed as a percentage of ^the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by ^Fund shareholders may impact the management of the Fund and its ability to achieve its objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.^

Performance

Performance history will be available for the Fund after the Fund has been in operation for one calendar year.

Management

Investment Adviser. Eaton Vance Management ("^Eaton Vance").

Portfolio Managers

Thomas H. Luster, Vice President of ^Eaton Vance, has co-managed the Fund since its inception in 2010. Stewart D. Taylor, Vice President of ^Eaton Vance, has co-managed the Fund since its inception in 2010.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to Eaton Vance Funds, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-262-1122. The minimum initial purchase or exchange into the Fund is $1,000 for Class A and Class C and $250,000 for Class I (waived in certain circumstances). There is no minimum for subsequent investments.

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, "financial intermediaries"), the Fund, its principal underwriter and its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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Prospectus dated March 1, 2011

Investment Objective & Principal Policies and Risks

^

The Fund and each Portfolio are permitted to engage in the following investment practices to the extent set forth in "Fund Summary" above and in Further Information About The Portfolios. References to the "Fund" below are to the Fund and each Portfolio, as applicable.

A statement of the investment objective and principal investment policies and risks of the Fund is set forth above in "Fund Summary." As noted in Fund Summary, the Fund seeks to achieve its objective by investing in the underlying Portfolios, or by investing directly in securities and other instruments. Set forth below is additional information about such policies and risks of the Fund described in "Fund Summary" above. Information also is included about other types of investments and practices that the Fund may engage in from time to time.

The Fund currently seeks its objective by primarily investing in one or more of the following Portfolios:

  Floating Rate Portfolio;
  Inflation-Linked Securities Portfolio; and
  InvestmentPortfolio^

^

Inflation-Indexed Bonds. Inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, which are more fully described below) are ^fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed by the U.S. Treasury in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Fixed-Income Securities. Fixed-income securities include all types of bonds and notes, such as convertible securities; corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or “indexed” securities; loan participations and assignments; delayed funding loans and revolving credit facilities; preferred securities; and bank certificates of deposit, fixed time deposits, bank deposits (or investments structured to provide the same type of exposure) and bankers’ acceptances of foreign and domestic banks. Fixed-income securities are issued by: non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; international agencies or supranational entities; the U.S. Government, its agencies or government-sponsored enterprises (or guaranteed thereby); central or quasi-sovereign banks and U.S. and non-U.S. corporations. ^Fixed-income securities include deep discount bonds, such as zero coupon bonds, deferred interest bonds, bonds or securities on which the interest is payable in-kind (“PIK securities”), are debt obligations that are issued at a significant discount from face value, and securities purchased on a forward commitment or when issued basis. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK securities provide that the issuer thereof may, at its option, pay interest in cash or in the form of additional securities.

Floating Rate Loans. Senior floating-rate loans ("Senior Loans") hold a senior position in the capital structure of a business entity (the “Borrower”), are typically secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior Loans typically have rates of interest which are re-determined daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. Senior Loans held by the Fund typically have a dollar-weighted average period until the next interest rate adjustment of approximately 90 days or less. Junior loans are secured and unsecured subordinated loans, second lien loans and subordinated bridge loans ("Junior Loans"). Junior Loans are subject to the same general risks inherent to any loan investment. Due to their lower place in the Borrower’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same Borrower.

Most ^loans are lower rated investments. In the event a loan is not rated, it is likely to be the equivalent in quality to a lower rated investment. The amount of public information available with respect to loans may be less extensive than that available for registered or exchange listed securities. In evaluating the creditworthiness of Borrowers, the investment adviser will consider, and may rely in part, on analyses performed by others.

U.S. Government Securities. U.S. Government securities include U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance, and obligations issued or guaranteed by U.S. Government agencies or instrumentalities

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Prospectus dated March 1, 2011

(“agency obligations”). Agency obligations may be guaranteed by the U.S. Government or they may be backed by the right of the issuer to borrow from the U.S. Treasury, the discretionary authority of the U.S. Government to purchase the obligations, or the credit of the agency or instrumentality. U.S. Government securities also include any other security or agreement collateralized or otherwise secured by U.S. Government securities. As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.

Credit Quality. Rating agencies are private services that provide ratings of the credit quality of certain fixed income securities. Although the investment adviser considers ratings when making decisions, it performs credit and investment analysis primarily with respect to lower rated securities and generally does not rely solely on the ratings assigned by the ratings services. Credit ratings issued by rating agencies are based on a number of factors including, but not limited to, the issuer’s financial condition and the rating agency’s investment analysis, if applicable, at the time of rating. The ratings assigned are not absolute standards of credit quality and do not evaluate market risks or necessarily reflect the issuer’s current financial condition. An issuer’s current financial condition may be better or worse than the current rating indicates. A credit rating may have a modifier (such as plus, minus or a numerical modifier) to denote its relative status within the rating. The presence of a modifier does not change the security’s credit rating (meaning the BBB- and Baa3 are within the investment grade rating) for purposes of the Fund’s investment limitations.

When calculating average credit quality, the weighting of securities is based on the market value of all securities. For securities rated differently by multiple rating agencies, the higher rating is applied. In the case of non-rated securities, internal ratings are assigned by the investment adviser for purposes of the calculation based on a number of factors, including the issuer’s financial condition and the rating of similar securities. The Fund can invest in securities of any credit rating.

^Foreign and Emerging Market Investments. Investments in foreign issuers could be affected by factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations. Because foreign issuers may not be subject to uniform accounting, auditing and financial reporting ^standard practices and requirements and regulatory measures comparable to those in the United States, there may be less publicly available information about such foreign issuers. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets.

The Fund may invest in securities and other instruments (including loan participations) issued by sovereign entities. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. corporate debt issuer.

The foregoing risks of foreign investing can be more significant in less developed ^countries characterized as emerging ^market countries, which may offer higher potential for gains and losses than investments in the developed markets of the world. Political and economic structures in emerging ^market countries generally lack the social, political and economic stability of developed countries, which may affect the value of the Fund’s investments in these countries and also the ability of the Fund to access markets in such countries. Governmental actions can have a significant effect on the economic conditions in emerging market countries, which also may adversely affect the value and liquidity of the Fund’s investments. The laws of emerging ^market countries relating to the limited liability of corporate shareholders, fiduciary duties of officers and directors, and ^bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgment in the courts of these countries than it is in the United States. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Fund is heavily invested, the Fund’s ability to redeem Fund shares could become impaired. In such circumstances, the Fund may have to sell more liquid securities than it would ^otherwise choose to sell. Emerging ^market countries are also subject to speculative trading which contributes to their volatility.

Foreign Currencies. The value of foreign assets and currencies as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations, application of foreign tax laws (including withholding tax), governmental administration of economic or monetary policies (in this country or abroad), and relations between nations and trading. Foreign currencies also are subject to settlement, custodial and other operational risks. Currency exchange rates can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. Costs are incurred in connection ^with conversions between currencies. The Fund may engage in spot transactions and forward foreign currency exchange ^contracts, purchase and sell options on currencies and purchase and sell currency futures contracts and related options thereon (collectively, "Currency Instruments") ^to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. ^dollar or to seek to enhance returns. Use of Currency Instruments may involve substantial currency risk and may also involve counterparty, leverage or liquidity risk.^

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Prospectus dated March 1, 2011

Derivatives. The Fund may enter into derivatives transactions with respect to any security or other instrument in which it is permitted to invest or any related security, instrument, index or economic indicator ("reference instruments")^. Derivatives are financial instruments the value of which is derived from the underlying reference instrument. Derivatives typically allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. The Fund incurs costs in connection with opening and closing derivatives positions. The Fund may engage in the derivative transactions set forth below, as well as in other derivative transactions with substantially similar characteristics and risks.

Options on Securities, Indices and Currencies. The Fund may engage in transactions in exchange traded and over-the-counter (“OTC”) options. There are several risks associated with transactions in options such as imperfect correlation, counterparty risk and an insufficient liquid secondary market for particular options. By buying a put option, the Fund acquires a right to sell the underlying instrument at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the instrument until the put option expires. The Fund will pay a premium to the seller of the option for the right to receive payments of cash to the extent that the value of the applicable instrument declines below the exercise price as of the option valuation date. If the price of the instrument is above the exercise price of the option as of the option valuation date, the option expires worthless and the Fund will not be able to recover the option premium paid to the seller. The Fund may purchase uncovered put options. The Fund also has authority to write (i.e., sell) put options. The Fund will receive a premium for writing a put option, which increases the Fund's return. In writing a put option, the Fund has the obligation to buy the underlying instrument at an agreed upon price if the price of such instrument decreases below the exercise price. If the value of the instrument on the option expiration date is above the exercise price, the option will generally expire worthless and the Fund, as option seller, will have no obligation to the option ^holder.

A purchased call option gives the Fund the right to buy, and obligates the seller to sell, the underlying instrument at the exercise price at any time during the option period. The Fund also is authorized to write (i.e., sell) call options on instruments in which it may invest and to enter into closing purchase transactions with respect to such options. A covered call option is an option in which the Fund, in return for a premium, gives another party a right to buy specified instruments owned by the Fund at a specified future date and price set at the time of the contract. The Fund's ability to sell the instrument underlying a call option may be limited while the option is in effect unless the Fund enters into a closing purchase transaction. Uncovered calls have speculative characteristics and are riskier than covered calls because there is no underlying instrument held by the Fund that can act as a partial hedge. As the writer of a covered call option or an index call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security or the index covering the call option above the sum of the option premium received and the exercise price of the call, but has retained the risk of loss, minus the option premium received, should the price of the underlying security or index decline.

OTC options involve risk that the issuer or counterparty will fail to perform its contractual obligations. Participants in these markets are typically not subject to the same credit evaluation and regulatory oversight as are members of “exchange based” markets. By engaging in option transactions in these markets, the Fund may take a credit risk with regard to parties with which it trades and also may bear the risk of settlement default.

Futures Contracts. The Fund may engage in transactions in futures contracts and options on futures contracts. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. Futures contracts involve substantial leverage risk. The Fund also is authorized to purchase or sell call and put options on futures contracts. The primary risks associated with the use of futures contracts and options are imperfect correlation, liquidity, unanticipated market movement and counterparty risk.

Forward Foreign Currency Exchange Contracts. Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. They are subject to the risk of political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying forwards. As a result, available information may not be complete.

Inflation Swaps. Inflation swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments or an exchange of floating rate payments based on two different reference indices. By design, one of the reference indices is an inflation index, such as the Consumer Price Index. Inflation swaps can be designated as zero coupon, where both sides of the swap compound interest over the life of the swap and then the accrued interest is paid out only at the swap’s maturity.

Interest Rate Swaps. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate ^payments. Interest rate swaps involve counterparty risk and the risk of imperfect correlation^.

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Credit Default Swaps. Credit default swap agreements ("CDS") enable the Fund to buy or sell credit protection on an individual issuer or basket of issuers (i.e., the reference instrument). The Fund may enter into CDS to gain or short exposure to a reference instrument. Long CDS positions are utilized to gain exposure to a reference instrument (similar to buying the instrument) and are akin to selling insurance on the instrument. Short CDS positions are utilized to short exposure to a reference instrument (similar to shorting the instrument) and are akin to buying insurance on the instrument. In response to market events, federal and certain state regulators have proposed regulation of the CDS market. These regulations may limit the Fund’s ability to use CDS and/or the benefits of CDS. CDS involve risks, including the risk that the counterparty may be unable to fulfill the transaction or that the Fund may be required to purchase securities or other instruments to meet delivery obligations. The Fund may have difficulty, be unable or may incur additional costs to acquire such securities or instruments.

Total Return Swaps. In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short term interest rates, possibly plus or minus an agreed upon spread. These transactions involve risks, including counterparty risk.

^

Short Sales. A short sale typically involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose the seller to the risk that it will be required to acquire securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss. When making a short sale, the Fund must segregate liquid assets equal to (or otherwise cover) its obligations under the short sale. The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale.

Forward Commitments. Fixed-income securities may be purchased on a "forward commitment" or "when-issued" basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In such a transaction, the Fund is securing what is considered to be an advantageous price and yield at the time of entering into the transaction. However, the yield on a comparable security when the transaction is consummated may vary from the yield on the security at the time that the forward commitment or when-issued transaction was made. From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. Forward commitment or when-issued transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction.

Repurchase Agreements. ^A repurchase ^agreement is the purchase by the Fund of securities from a ^counterparty in exchange for cash that is coupled with an agreement to resell ^those securities to the counterparty at a specified date and price^. Repurchase agreements which mature in more than seven days will be treated as illiquid. ^When a repurchase ^agreement is entered, the Fund typically ^receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement^. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Fund will be at least equal to repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered ^to ^settle a short sale may provide that the ^cash purchase price paid by the Fund is ^more than the value of purchased securities that effectively collateralize the repurchase ^price payable by the ^counterparty. ^Since in such a ^transaction the Fund normally will have used the purchased securities to settle the short sale, the Fund will segregate liquid assets equal to the marked to market value of ^the purchased securities that it is obligated to return to the counterparty ^under the repurchase agreement. The Fund’s investments in repurchase agreements are subject to the requirements of the Investment Company Act of 1940, as amended.^ Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Fund may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. The Fund could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.

Mortgage-Backed Securities (“MBS”). MBS represent participation interests in pools of adjustable and fixed-rate mortgage loans. MBS may be issued by the U.S. Government (or one of its agencies or instrumentalities) or privately issued but

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collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, or its agencies or instrumentalities. Adjustable rate mortgages are mortgages whose interest rates are periodically reset when market rates change. Unlike conventional debt obligations, MBS provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. MBS that include loans that have had a history of refinancing opportunities are referred to as “seasoned MBS”. MBS that ^are not seasoned MBS ^are referred to as generic MBS. Seasoned MBS tend to have a higher collateral to debt ratio than other MBS because a greater percentage of the underlying debt has been repaid and the collateral property may have appreciated in value. MBS may be “premium bonds” acquired at prices that exceed their par or principal value.

The mortgage loans underlying MBS are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment, although investment in seasoned MBS can mitigate this risk. Under certain interest and prepayment rate scenarios, the Fund may fail to recover the full amount of its investment in MBS, notwithstanding any direct or indirect governmental or agency guarantee. Because faster than expected prepayments must usually be invested in lower yielding securities, MBS are less effective than conventional bonds in “locking in” a specified interest rate. For premium bonds, prepayment risk may be enhanced. In a rising interest rate environment, a declining prepayment rate will extend the average life of many MBS. This possibility is often referred to as extension risk. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. MBS that are purchased at a premium generate current income that exceeds market rates for comparable investments, but tend to decrease in value as they mature. MBS include classes of collateralized mortgage obligations (“CMOs”), including fixed- or floating-rate tranches, and various other MBS. In choosing among CMO classes, the investment adviser will evaluate the total income potential of each class and other factors. CMOs are subject to the same types of risks affecting MBS as described above. Mortgage dollar rolls in which the Fund sells MBS may be sold for delivery in the current month with a simultaneous contract entered to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date (a “mortgage roll”). During the roll period, the Fund foregoes principal and interest paid on the MBS.

^

Asset-Backed Securities. Asset-backed securities represent interests in a pool of assets, such as home equity loans, commercial mortgage-backed securities, automobile receivables or credit card receivables. Unscheduled prepayments of asset-backed securities may result in a loss of income if the proceeds are invested in lower-yielding securities. In addition, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements (if any) may be inadequate in the event of default. Asset-backed securities may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law. The value of asset-backed securities may be affected by the factors described above and other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets or the entities providing credit enhancements and the ability of the servicer to service the underlying collateral. The value of asset-backed securities representing interests in a pool of utilities receivables may be adversely affected by changes in government regulations. Under certain market conditions, asset-backed securities may be less liquid and may be difficult to value.

Commercial Mortgage-Backed Securities. Commercial mortgage-backed securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. CMBS are subject to the risks described under "Asset-Backed Securities" above. CMBS also are subject to many of the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMBS may be less liquid and exhibit a greater price volatility than other types of mortgage- or asset-backed ^securities.

The commercial mortgage loans that underlie CMBS have certain distinct risk characteristics. Commercial mortgage loans generally lack standardized terms, which may complicate their structure, tend to have shorter maturities than residential mortgage loans and may not be fully amortizing. Commercial properties themselves tend to be unique and are more difficult to value than single-family residential properties. In addition, commercial properties, particularly industrial and warehouse properties, are subject to environmental risks and the burdens and costs of compliance with environmental laws and regulations.

Equity Investments. Equity investments include U.S. and non-U.S. common stocks, interests in baskets or indices of equity securities, income or non-income producing equity securities or warrants and equity securities received upon conversion of convertible securities, such as convertible bonds.

Cash and Cash Equivalents. The Fund may ^invest in cash or cash equivalents, including high quality short-term instruments or an affiliated investment vehicle that invests in such instruments^.

Securities Lending. The Fund may lend its portfolio securities to broker-dealers and other institutional borrowers. During the existence of a loan, the Fund will continue to receive the equivalent of the interest paid by the issuer on the securities loaned, or all or a portion of the interest on investment of the collateral, if any. The Fund may pay lending fees to such borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities

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fails financially. Loans only will be made to firms that have been approved by the investment adviser and the investment adviser or the securities lending agent will periodically monitor the financial condition of such firms while such loans are outstanding. Securities loans only will be made when the investment adviser believes that the expected returns, net of expenses, justifies the attendant risks. The Fund may engage in securities lending for total return as well as for income, and expects to invest the collateral received from loans in securities in which the Fund may invest. To the extent that the portfolio securities acquired with such collateral have decreased in value, it may result in the Fund realizing a loss at a time when it would not otherwise do so. This risk is substantially the same as that incurred through investment leverage. The Fund also may incur losses if the returns on securities that it acquires with cash collateral are less than the applicable rebate rates paid to borrowers and related administrative costs. Upon return of the loaned securities, the Fund would be required to return the related collateral to the borrower and may be required to liquidate portfolio securities in order to do so. The Fund may lend up to one-third of the value of its total assets or such other amount as may be permitted by law.

Pooled Investment Vehicles. Subject to applicable limitations, the Fund may invest in pooled investment vehicles, including open and closed-end investment companies unaffiliated with the investment adviser and exchange-traded funds. The market for common shares of closed-end investment companies, which are generally traded on an exchange, is affected by the demand for those securities regardless of the value ^of the ^fund’s underlying portfolio assets. The Fund will indirectly bear its proportionate share of any management fees paid by pooled investment vehicles in which it invests. To the extent they exceed 0.01%, the costs associated with such investments will be reflected in Acquired Fund Fees and Expenses in the Annual Fund Operating Expenses in Fund Summary.

Borrowing. The Fund is authorized to borrow in accordance with applicable regulations to increase ^assets. The Fund will borrow for the purpose of acquiring additional investments when it believes that the interest payments and other costs with respect to such borrowings will be exceeded by the anticipated total return (a combination of income and appreciation) on such investments. Successful use of a ^borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There is no assurance that a ^borrowing strategy will be successful. Upon the expiration of the term of the Fund’s existing credit arrangement, the lender may not be willing to extend further credit to the Fund or may only be willing to do so at an increased cost to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed from the lender^. ^The Fund also may borrow for temporary purposes (such as to satisfy redemption requests, to remain fully invested in anticipation of expected cash inflows and settle transactions). Fund borrowings ^may be equal to as much as 50% of the value of its net assets (not including such borrowings). The Fund is authorized to participate in non-recourse lending programs. The Fund intends to limit its cumulative net investment in such program assets to 5% of its total net assets determined at the time of investment.

As prescribed by applicable regulations, the Fund will be required to maintain a specified level of asset coverage with respect to any bank borrowing immediately following any such borrowing. The Fund may be required to dispose of investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. The Fund may be required to maintain asset coverage levels that are more restrictive than the provisions of the 1940 Act in connection with borrowings or to pay a commitment or other fee to maintain a line of credit^. The rights of the lender to receive payments of interest and repayments of principal of any borrowings made by the Fund under a credit facility are senior to the rights of holders of shares, with respect to the payment of dividends or upon liquidation. In the event of a default under a credit arrangement, the lenders may have the right to cause a liquidation of the collateral (i.e., sell Fund assets) and, if any such default is not cured, the lenders may be able to control the liquidation as well.

^

Illiquid Securities. The Fund may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities. Illiquid securities include those legally restricted as to resale (such as those issued in private placements), and may include ^commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Certain ^Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them.

Investing in the Portfolios. Because the advisory fee paid by each Portfolio differs, ^a Fund that invests in more than one Portfolio has the potential for a conflict of interest with the investment adviser in that assets could be allocated to a Portfolio for the reason that it has a higher advisory fee. However, in making allocation determinations, the portfolio manager is expressly forbidden from considering the fee payable by the Portfolios, and must make determinations only on the basis of the best interests of the Fund and its shareholders. The Fund may be one of several investors in a Portfolio. Actions taken by other investors may adversely affect the Fund and its shareholders.

General. Unless otherwise stated, the Fund’s investment objective and certain other policies may be changed without shareholder approval. Shareholders will receive 60 days’ written notice of any material change in the investment objective. The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.

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The Fund’s 80% Policy will not be changed unless shareholders are given at least 60 days’ advance written notice of the change and, for the purpose of such policy, net assets include any assets purchased with borrowings for investment purposes.

Management and Organization

Management. The Fund’s investment adviser is Eaton Vance Management ("Eaton Vance") and each Portfolio’s investment adviser is Boston Management and Research ("BMR"), a subsidiary of Eaton Vance. Eaton Vance and BMR’s offices are located at Two International Place, Boston, MA 02110. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its affiliates currently manage over $^185 billion on behalf of mutual funds, institutional clients and individuals. Each investment adviser manages investments pursuant to investment advisory agreements. Information about portfolio managers and advisory fees is set forth below.

The Fund’s shareholder report ^provides information regarding the basis for the Trustees’ approval of the Fund’s investment advisory agreement.

The Fund. Under the Fund’s investment advisory agreement, Eaton Vance receives an advisory fee equal to 0.50% of the investable assets of the Fund which are not invested in other investment companies for which Eaton Vance or its affiliates serves as investment adviser or administrator (“Investable Assets”) up to $1 billion. On Investable Assets of $1 billion and over, the annual fee is reduced. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its pro rata share of the advisory fee paid by each Portfolio in which it invests. ^The advisory fee paid by each Portfolio is set forth below.

For the period from the start of business, April 1, 2010, to the fiscal year ended October 31, 2010, the effective annualiazed rate of the investment advisory fees paid by the Fund (including its allocable portion of Portfolio advisory fees) was 0.47% (annualized) of the Fund’s average daily net assets. The Fund is co-managed by Thomas H. Luster and Stewart D. Taylor since its inception in March 2010. Mr. Luster co-manages other Eaton Vance funds and portfolios and has been a Vice President of Eaton Vance and BMR for more than five years. Mr. Taylor originally joined Eaton Vance in 2005, and is currently a Vice President of Eaton Vance and BMR and a Senior Fixed Income Trader for the Investment Grade Fixed Income team at Eaton Vance. Prior to joining Eaton Vance, Mr. Taylor was a Senior Vice President with Government Perspectives, LLC and provided institutional fixed income brokerage at Shearson Lehman, Prudential, and Refco (2002-2005).

Floating Rate Portfolio. Under Floating Rate Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 0.575% annually of the Portfolio’s average daily net assets up to $1 billion. The advisory fee on net assets of $1 billion or more is reduced as follows:

Annual
Average Daily Net Assets for the Month	Fee Rate

$1 billion but less than $2 billion	0.525%
$2 billion but less than $5 billion	0.500%
$5 billion but less than $10 billion	0.480%
$10 billion and over	0.460%

For the fiscal year ended October 31, ^2010, the effective annual rate of the advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.^52%.

The portfolio managers of Floating Rate Portfolio are Scott H. Page (since inception) and Craig P. Russ (since November 7, 2007). Messrs. Page and Russ co-manage other Eaton Vance funds and portfolios and have been Vice Presidents of Eaton Vance and BMR for more than five years.

Inflation-Linked Securities Portfolio. Under Inflation-Linked Securities Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee as follows:

Annual
Average Daily Net Assets for the Month	Fee Rate

^up to $1 billion	0.450%
$1 billion but less than $2.5 billion	0.430%
$2.5 billion but less than $5 billion	0.410%
$5 billion and over	0.400%

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From the period from the start of business, April 1, 2010, to October 31, 2010, the effective annual rate of the advisory fee paid to BMR, based on average daily net assets of the Portfolio was 0.45% (annualized). Thomas H. Luster and Stewart D. Taylor are the co-portfolio managers of the Portfolio (since commencement of operations). Additional information about Messrs. Luster and Taylor appears under "The Fund" above.

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Investment Portfolio. Under Investment Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 0.50% annually of the average daily net assets of the Portfolio. For its fiscal year ended October 31, ^2010, the effective annual rate of investment advisory fee paid to BMR, based on the Portfolio’s average daily net assets, was 0.50%.

Susan Schiff is the portfolio manager of Investment Portfolio and has managed the Portfolio since it commenced operations. Ms. Schiff manages or co-manages other Eaton Vance funds and portfolios and has been a Vice President of Eaton Vance and BMR for more than five years.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares.

Eaton Vance serves as the administrator of the Fund, providing the Fund with administrative services and related office facilities. In return, the Fund is authorized to pay Eaton Vance a monthly administrative fee equal to 0.15% annually of average daily net assets.

Eaton Vance also serves as the sub-transfer agent for the Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by the Fund’s transfer agent from the fees the transfer agent receives from the Eaton Vance funds.

Organization. The Fund is a series of Eaton Vance Special Investment Trust, a Massachusetts business trust. The Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval).

As a Portfolio investor, the Fund may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, the Fund will hold a meeting of its shareholders to consider Portfolio matters and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. There may be other Portfolio investors in addition to the Fund. Purchase and redemption activities by other Portfolio investors may impact the management of the Portfolio and its ability to achieve its objective. The Fund can withdraw its Portfolio investment at any time without shareholder approval.

Valuing Shares

The Fund values its shares once each day only when the New York Stock Exchange (the "Exchange") is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time)^. The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from Fund and Portfolio holdings. When purchasing or redeeming Fund shares through a financial intermediary, your financial intermediary must receive your order not later than 4:00 p.m. in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the financial intermediary’s responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain financial intermediaries (or their designated intermediaries).

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser the daily valuation of such investments. The investment adviser uses independent pricing services to value debt obligations at their market value. In determining market value, the pricing service considers various factors and market information^. Most seasoned fixed-rate 30 year MBS are valued through the use of a matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Certain other MBS, including, but not limited to, collateralized mortgage obligations and adjustable rate MBS, are valued by independent pricing services. Exchange-listed ^securities and ^other ^instruments (including derivatives) normally are valued at closing sale prices. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Such values may be based on valuation models, information provided by market makers or estimates of market values obtained from yield or market data relating to investments or securities with similar characteristics. In certain situations, the investment adviser may use the fair value of a security if market prices are unavailable or deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before the Fund ^values its assets that would materially affect net asset value. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities trade on days when Fund shares are not priced, the value of securities held by the Fund can change on days when Fund shares cannot be redeemed. The investment adviser expects to use fair value pricing primarily when a security is not priced by a pricing service or the pricing service or pricing system price is deemed unreliable. The investment adviser may also fair value price foreign securities under the circumstances described above. Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

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Purchasing Shares

You may purchase shares through your financial intermediary or by mailing an account application form to the transfer agent (see back cover for address). Purchase orders will be executed at the net asset value (plus any applicable sales charge) next determined after their receipt in proper form (meaning that they are complete and contain all necessary information) by the Fund’s transfer agent. The Fund’s transfer agent or your financial intermediary must receive your purchase in proper form no later than the close of regular trading on the Exchange (normally 4:00 p.m. eastern time) for your purchase to be effected at that day’s net asset value. If you purchase shares through a financial intermediary, that intermediary may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason. The Fund does not issue share certificates.

Class A and Class C Shares

Your initial investment must be at least $1,000. After your initial investment, additional investments may be made in any amount at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment. You also may make additional investments by accessing your account via the Eaton Vance website at www.eatonvance.com. Purchases made through the Internet from a pre-designated bank account will have a trade date that is the first business day after the purchase is requested. For more information about purchasing shares through the Internet, please call 1-800-262-1122.

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by providing written instructions. Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time) for further information. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts (other than for Class I), certain group purchase plans (including tax-deferred retirement and other pension plans and proprietary fee-based programs sponsored by financial intermediaries) and for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information).

Class I Shares

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares also are offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers. Your initial investment must be at least $250,000. Subsequent investments of any amount may be made at any time, including through automatic investment each month or quarter from your bank account. You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by providing written instructions. Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time) for further information.

The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information). The initial minimum investment also is waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000) and for corporations, endowments, foundations and qualified plans with assets of at least $100 million.

Class I shares may be purchased through a financial intermediary or by requesting your bank to transmit immediately available funds (Federal Funds) by wire. To make an initial investment by wire, you must complete an account application and telephone the Shareholder Services Department at 1-800-262-1122 to be assigned an account number. You may request ^an account application by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time). The Shareholder Services Department must be advised by telephone of each additional investment by wire.

Restrictions on Excessive Trading and Market Timing. The Fund is not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at

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inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests all or a portion of its assets in foreign securities may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of Fund shares. In addition, a fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including restricted securities, emerging market securities and other securities not priced by a pricing service) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The investment adviser is authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”). The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the Fund.

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than one round-trip exchange (exchanging from one fund to another fund and back again) within 90 days, it will be deemed to constitute market timing or excessive trading. Under the policies, the Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. The Fund and its principal underwriter use reasonable efforts to detect market timing and excessive trading activity, but they cannot ensure that they will be able to identify all cases of market timing and excessive trading. The Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders. No Eaton Vance fund has any arrangement to permit market timing.

The following fund share transactions generally are exempt from the market timing and excessive trading policy described above because the Fund and the principal underwriter believe they generally do not raise market timing or excessive trading concerns:

  transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividends or distributions, or initiated by the Fund (e.g., for failure to meet applicable account minimums);
  transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers;
  transactions made by asset allocation and wrap programs where the adviser to the program directs transactions in the accounts participating in the program in concert with changes in a model portfolio; or
  transactions in shares of Eaton Vance U.S. Government Money Market Fund^.

It may be difficult for the Fund or the principal underwriter to identify market timing or excessive trading in omnibus accounts traded through financial intermediaries. The Fund and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to the Fund. The Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to the Fund. Such policy may be more or less restrictive than the Fund’s policy. Although the Fund or the principal underwriter reviews trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, the Fund and the principal underwriter typically will not request or receive individual account data unless suspicious trading activity is identified. The Fund and the principal underwriter generally rely on financial intermediaries to monitor trading activity in omnibus accounts in good faith in accordance with their own or Fund policies. The Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Fund or their own policies, as the case may be, to accounts under their control.

Choosing a Share Class. The Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

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  how long you expect to own your shares;
  how much you intend to invest;
  the sales charge and total operating expenses associated with owning each class; and
  whether you qualify for a reduction or waiver of any applicable sales charges (see “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below).

Each investor’s considerations are different. You should speak with your financial intermediary to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Fund.

Payments to Financial Intermediaries. In addition to payments disclosed under "Sales Charges" below, the principal underwriter, out of its own resources, may make cash payments to certain financial intermediaries who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to a financial intermediary may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that financial intermediary. Financial intermediaries also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to financial intermediaries to the extent permitted by applicable laws and regulations.

Certain financial intermediaries that maintain fund accounts for the benefit of their customers provide sub-accounting, recordkeeping and/or administrative services to the Eaton Vance funds and are compensated for such services by the funds. As used in this Prospectus, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, a retirement plan and/or its administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

Class A shares are offered at net asset value plus a front-end sales charge of up to 4.75%. This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $50,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below^. Class A shares pay distribution and service fees equal to 0.25% annually of average daily net assets.

Class C shares are offered at net asset value with no front-end sales charge. If you sell your Class C shares within one year of purchase, you generally will be subject to a contingent deferred sales charge or "CDSC". The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts). See “CDSC Waivers” under “Sales Charges” below. Class C shares pay distribution and service fees equal to 1.00% annually of average daily net assets. Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $1,000,000 or ^more. Investors considering cumulative purchases of $1,000,000 or ^more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $1,000,000 or ^more, should consider whether Class A shares would be more advantageous and consult their financial intermediary.

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (as described above). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers. Class I shares do not pay distribution or service fees.

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Sales Charges

Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:^

	Sales Charge*	Sales Charge*	Dealer Commission
	as Percentage of	as Percentage of Net	as a Percentage of
Amount of Purchase	Offering Price	Amount Invested	Offering Price

Less than $50,000	4.75%	4.99%	4.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	0.00**	0.00**	1.00%

* Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.

** No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

Reducing or Eliminating Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your financial intermediary or the Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your financial intermediary or the Fund know you are eligible for a reduced sales charge at the time of purchase, you will not receive the discount to which you may otherwise be entitled.

Right of Accumulation. Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in the Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $50,000 or more. Class A shares of Eaton Vance U.S. Government Money Market Fund ^cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in omnibus or “street name” accounts. In addition, shares held in a trust or fiduciary account of which any of the foregoing persons is the sole beneficiary (including retirement accounts) may be combined for purposes of the right of accumulation. Shares purchased and/ or owned in a SEP, SARSEP and SIMPLE IRA plan also may be combined for purposes of the right of accumulation for the plan and its participants. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

Statement of Intention. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation (other than those included in employer-sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or the Fund to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who (i) charge an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and pension plans (including tax-deferred retirement plans and profit sharing plans). Class A shares also are offered at net asset value to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; and to certain fund service providers as described in the Statement of Additional Information. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See “Shareholder Account Features” for details.

Contingent Deferred Sales Charge. Class A and Class C shares are subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or ^more are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within one year of purchase.

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The sales commission payable to financial intermediaries in connection with sales of Class C shares is described under “Distribution and Service Fees” below.

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”) and, for Class C shares, in connection with certain redemptions from tax-deferred retirement plans. The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

Distribution and Service Fees. Class A and Class C shares have in effect plans under Rule 12b-1 that allow the Fund to pay distribution fees for the sale and distribution of shares (so-called “12b-1 fees”) and service fees for personal and/or shareholder account services. Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates financial intermediaries on sales of Class C shares (except exchange transactions and reinvestments) in an amount equal to 1% of the purchase price of the shares. After the first year, financial intermediaries also receive 0.75% of the value of Class C shares in annual distribution fees. Class C also pay service fees to the principal underwriter equal to 0.25% of average daily net assets annually. Class A shares pay distribution and service fees equal to ^0.25% of average daily net assets annually. After the sale of shares, the principal underwriter receives the Class A distribution and service fees and the Class C service fees for one year and thereafter financial intermediaries generally receive them based on the value of shares sold by such dealers for shareholder servicing performed by such financial intermediaries. Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

More information about sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

Redeeming Shares

You can redeem shares in any of the following ways:^

By Mail

Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered (for instance, a joint account must be signed by all registered owners to be accepted) and a Medallion signature guarantee may be required. You can obtain a Medallion signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in The Securities Transfer Agents Medallion Program, Inc. (STAMP, Inc.). Only Medallion signature guarantees issued in accordance with STAMP, Inc. will be accepted. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone

Certain shareholders can redeem by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time). Proceeds of a telephone redemption are generally limited to $100,000 per account (which may include shares of one or more Eaton Vance funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

By Internet

Certain shareholders can redeem by logging on to the Eaton Vance website at www.eatonvance.com. Proceeds of internet redemptions are generally limited to $100,000 per account (which may include shares of one or more Eaton Vance funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

For Additional Information	Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time).
Through a Financial Intermediary	Your financial intermediary is responsible for transmitting the order promptly. A financial intermediary may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received in proper form (meaning that it is complete and contains all necessary information) by the Fund’s transfer agent or your financial intermediary. Your redemption proceeds normally will be paid in cash within seven days, reduced by the amount of ^any applicable CDSC and any federal income and state tax required to be withheld. Payments will be sent by regular mail. However, if you have given complete written authorization in advance, you may request that the redemption proceeds be wired

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directly to your bank account. The bank designated may be any bank in the United States. The request may be made by calling 1-800-262-1122 or by sending a Medallion signature guaranteed letter of instruction to the transfer agent (see back cover for address). ^Certain redemption requests including those involving shares held by certain corporations, trusts ^or certain other entities and shares that are subject to certain fiduciary arrangements may ^require additional ^documentation and may be redeemed only by mail. You may be required to pay the costs of such transaction by the Fund or your bank. No costs are currently charged by the Fund. However, charges may apply for expedited mail delivery services. The Fund may suspend or terminate the expedited payment procedure upon at least 30 days’ notice.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

Shareholder Account Features

Distributions. You may have your Fund distributions paid in one of the following ways:

•Full Reinvest Option	Distributions are reinvested in additional shares. This option will be assigned if you do not specify an option.
•Partial Reinvest Option •Cash Option •Exchange Option

Dividends are paid in cash and capital gains are reinvested in additional shares.

Distributions are paid in cash.

Distributions are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund’s prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

Information about the Fund. From time to time, you may receive the following:

  Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.
  Periodic account statements, showing recent activity and total share balance.
  Tax information needed to prepare your income tax returns.
  Proxy materials, in the event a shareholder vote is required.
  Special notices about significant events affecting your Fund.

Most fund information (including semiannual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically. For more information please go to www.eatonvance.com/edelivery.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided below and additionally in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

The Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. The Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal and calendar quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each month end is posted to the website 30 days after such month end. The Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of the most recent calendar quarter end ^on the Eaton Vance website approximately ten business days after the calendar quarter end and the ^Fund may also post performance attribution as of a month end or more frequently if deemed appropriate.

^

Withdrawal Plan. You may redeem shares on a regular periodic basis by establishing a systematic withdrawal plan.  Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the

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greater of either the initial account balance or the current account balance. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Tax-Deferred Retirement Plans. Distributions will be invested in additional shares for all tax-deferred retirement plans.

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund. Exchanges are made at net asset value^. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares.

Before exchanging, you should read the prospectus of the new fund carefully. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus. If you wish to exchange shares, write to the transfer agent (see back cover for address), log on to your account at www.eatonvance.com or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive at least 60 days’ notice of any material change to the privilege. This privilege may not be used for “market timing” and may be terminated for market timing accounts or for any other reason. For additional information, see "Restrictions on Excessive Trading and Market Timing" under "Purchasing Shares".

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund you redeemed from, provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. At the time of a reinvestment, you or your financial intermediary must notify the Fund or the transfer agent that you are reinvesting redemption proceeds in accordance with this privilege. If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this Prospectus. In addition, certain transactions may be conducted through the Eaton Vance website. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are recorded.

“Street Name” Accounts. If your shares are held in a “street name” account at a financial intermediary, that intermediary (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your financial intermediary to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone or internet transactions, directly with the Fund. If you transfer shares in a “street name” account to an account with another financial intermediary or to an account directly with the Fund, you should obtain historical information about your shares prior to the transfer.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each new customer who opens a Fund account and to determine whether such person’s name appears on government lists of known or suspected terrorists or terrorist organizations. When you open an account, the transfer agent or your financial intermediary will ask you for your name, address, date of birth (for individuals), residential or business street address (although post office boxes are still permitted for mailing) and social security number, taxpayer identification number, or other government-issued identifying number. You also may be asked to produce a copy of your driver’s license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic databases. Other information or documents may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information described above. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the financial intermediary is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information or documents from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed at the net asset value next determined. If the Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption. The Fund has also designated an anti-money laundering compliance officer.

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Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time), or write to the transfer agent (see back cover for address).

Additional Tax Information

The Fund declares dividends daily and ordinarily pays distributions monthly. Your account will be credited with dividends beginning on the business day after the day when the funds used to purchase your Fund shares are collected by the transfer agent. Different classes may distribute different dividend amounts. Distributions of investment income and net gains from investments held for one year or less will be taxable as ordinary income. Distributions of any net gains from investments held for more than one year are taxable as long-term capital gains. Taxes on distributions of capital gains are determined by how long a Portfolio or the Fund owned the investments that generated the gains, rather than how long a shareholder has owned his or her shares in the Fund. A majority of the Fund’s distributions may be taxed as ordinary income. The Fund’s distributions are taxable whether they are paid in cash or reinvested in additional shares. A portion of the Fund’s distributions may be eligible for the dividends-received deduction for corporations.

Investments in foreign securities may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains), which may decrease the yield on those securities. Shareholders generally will not be entitled to claim a credit or deduction with respect to such foreign taxes paid. In addition, investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures through positions in forward currency exchange contracts (represented by the difference between the foreign currency spot rate and the foreign currency forward rate) and the imputed interest derived from certain other derivatives positions. In certain circumstances, this may result in a distribution of a return of capital for federal income tax purposes. The amount treated as a return of capital is not subject to tax, and will reduce a shareholder’s adjusted basis in his or her shares. Under federal law, the Fund is required to notify shareholders of the components of any distribution that includes amounts from sources other than net income.

Investors who purchase shares at a time when the Fund’s net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January may be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

The Fund may be required to withhold, for U.S. federal income tax purposes, a portion of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund’s gross income. Due to original issue discount, the Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

Shareholders, particularly corporations, recipients of social security or railroad retirement benefits and those subject to AMT, should consult with their advisers concerning the applicability of federal, state, local and other taxes to an investment.

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Prospectus dated March 1, 2011

Financial Highlights

The financial highlights are intended to help you understand the Fund’s financial performance for the period(s) indicated. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions at net asset value). This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm. The report of Deloitte & Touche LLP and the Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available upon request.

	Period Ended October 31,

	2010(1)

	Class A	Class C	Class I

Net asset value - Beginning of period	$10.000	$10.000	$10.000
Income (loss) from operations
Net investment income(2)	$0.077	$ 0.033	$ 0.086
Net realized and unrealized gain	0.242	0.232	0.236
Total income from operations	$0.319	$ 0.265	$ 0.322
Less distributions
From net investment income	$ (0.119)	$ (0.075)	$ (0.132)
Total distributions	$ (0.119)	$ (0.075)	$ (0.132)
Net asset value - End of period	$10.200	$10.190	$10.190
Total Return(3)	3.22%(4)	2.66%(4)	3.25%(4)
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$4,641	$ 849	$27,864
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.15%(6)(7)	1.90%(6)(7)	0.90(6)(7)
Net Investment Income	1.30%(7)	0.55%(7)	1.47%(7)
Portfolio Turnover of the Fund(8)	1%(4)	1%(4)	1%(4)
Portfolio Turnover of Inflation-Linked Securities Portfolio	309%(4)	309%(4)	309%(4)
Portfolio Turnover of Floating Rate Portfolio	39%	39%	39%

(1)	For the period from the start of business, April 1, 2010, to October 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	The investment adviser of a Portfolio and the investment adviser and the administrator of the Fund reimbursed expenses (equal to 1.48% of average daily net assets for the period from the start of business April 1, 2010, to October 31, 2010).
(7)	Annualized.
(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

Eaton Vance Short Term Real Return Fund

22

Prospectus dated March 1, 2011

Further Information About The Portfolios

^

The Fund may invest in one of more of the Portfolios. As such, shareholders will be subject to the investment strategies of the Portfolios. The investment objective(s) and principal strategies of each Portfolio are described below. The Portfolios may employ other types of strategies and invest in other types of securities that are not described below. Over time the Fund will alter its allocation of assets among the Portfolios and may add or remove Portfolios that are considered for investment. It is not possible to predict the extent to which the Fund will be invested in a Portfolio at any one time. The degree to which the Fund may be subject to the risks of a particular Portfolio will depend on the extent to which the Fund has invested in the Portfolio.

Floating Rate Portfolio. The Portfolio’s investment objective is to provide a high level of current income. Under normal circumstances, the Portfolio invests at least 80% of its total assets in income producing floating rate loans and other floating rate debt securities. The Portfolio invests primarily in senior floating rate loans of domestic and foreign borrowers ("Senior Loans"). Senior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics (sometimes referred to as "junk"). The Portfolio may invest up to 25% of its total assets in foreign Senior Loans. Foreign Senior Loans must be denominated in U.S. dollars, euros, British pounds, Swiss francs, or Canadian dollars. The Portfolio may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”), other floating rate debt securities, fixed income debt obligations and money market instruments. Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets. For the fiscal year ended October 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.52%.

Inflation-Linked Securities Portfolio. The Portfolio’s investment objective is real return. Under normal market conditions, the Portfolio invests at least 80% of its net assets in “real return” instruments, which include (i) inflation-indexed debt obligations of varying maturities issued by the United States and non-U.S. governments, their agencies or instrumentalities (such as Treasury Inflation Protected Securities, or “TIPS”), corporations and other issuers and (ii) other fixed or floating-rate debt obligations (including floating-rate loans) with respect to which the Portfolio enters into agreements to swap nominal interest payments for payments based on changes in the U.S. Consumer Price Index (“CPI”) or other measures of inflation (the "80% Policy"). The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio may invest in instruments rated below investment grade (being BBB or below by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Ratings Services or Fitch, Inc., or, if unrated, determined by the investment adviser to be of comparable quality). The Portfolio may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may invest in repurchase agreements or reverse repurchase agreements. Such instruments may be entered into for purposes of investment leverage. Forward purchases of inflation-indexed debt obligations of varying maturities issued by the United States and non-U.S. governments, their agencies or instrumentalities (such as TIPS), corporations and other issuers will be considered "real return" instruments for purposes of the Portfolio’s 80% Policy. The Portfolio also may engage in short sales, may invest in mortgage-backed or asset-backed securities and is authorized to borrow for investment purposes on a non-recourse basis. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as dollar rolls). The Portfolio is a non-diversified fund. The Portfolio may invest in other pooled investment vehicles and may lend its securities. For the period from the start of business April 1, 2010, to October 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.45% (annualized).

Investment Portfolio. The Portfolio’s investment objective is to seek total return. The Portfolio may invest in a broad range of fixed income securities. The Portfolio normally invests at least 90% of its net assets in investment grade securities being those rated BBB or Baa and higher). The Portfolio may engage in active management techniques, securities lending. Investment Portfolio may borrow from banks to increase investments (“leveraging”). Such borrowings will be unsecured. The Portfolio may borrow an amount (when taken together with any borrowings for temporary purposes) equal to as much as 50% of the value of its net assets (not including such borrowings). Leveraging will exaggerate any increase or decrease in the net asset value of the securities held by the Portfolio and, in that respect, may be considered a speculative practice. In addition, the costs associated with borrowing may exceed the return on investments acquired with borrowed funds. The Portfolio is authorized to participate in non-recourse lending programs. The Portfolio intends to limit its cumulative net investment in such program assets to 5% of its total net assets determined at the time of investment. The Portfolio may enter into forward commitments to purchase Generic MBS, with the total amount of such outstanding commitments not to exceed 10% of the Portfolio’s total net assets. Such forward commitments may be entered into for purposes of investment leverage. The Portfolio may enter into forward commitments to sell Generic MBS, with the total amount of such outstanding commitments not to exceed 50% of the portfolio’s MBS holdings. In addition, the Portfolio at times may enter into mortgage dollar rolls. The Portfolio may engage in short sales of securities. The Portfolio may also take short or long positions with rgeard to certain Markit indices which are synthetic total return swap indices. The Portfolio may engage in securities lending for total return as well as for income, and may invest the collateral received from loans in securities in which it may invest. For the fiscal year ended October 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.50%.

Eaton Vance Short Term Real Return Fund

23

Prospectus dated March 1, 2011

More Information

About the Fund: More information is available in the Statement of Additional Information. The Statement of Additional Information is incorporated by reference into this Prospectus. Additional information about the Fund’s investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the past fiscal year. You may obtain free copies of the Statement of Additional Information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122
website: www.eatonvance.com

You will find and may copy information about the Fund (including the Statement of Additional Information and shareholder reports): at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s ^website (^www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

Shareholder Inquiries: You can obtain more information from Eaton Vance Shareholder Services or the Fund transfer agent, ^BNY Mellon Investment ^Servicing (US) Inc. If you own shares and would like to add to, redeem or change your account, please write or call below:

Regular Mailing	Overnight Mailing	Phone Number:
Address:	Address:	1-800-262-1122
Eaton Vance Funds	Eaton Vance Funds	Monday - Friday
P.O. Box 9653	101 Sabin Street	8 a.m. - 6 p.m. ET
Providence, RI 02940-9653	Pawtucket, RI 02860

The Fund’s Investment Company Act No. is 811-01545	STRRP
^4420-3/11	© ^2011 Eaton Vance Management

STATEMENT OF
ADDITIONAL INFORMATION
March 1, ^2011

Eaton Vance Short Term Real Return Fund

Class A Shares - EARRX Class C Shares - ECRRX Class I Shares - EIRRX

Two International Place
Boston, Massachusetts 02110
1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the Fund and the Portfolios the Fund may invest in. The Fund is a non-diversified, open-end management investment company. The Fund is a series of Eaton Vance Special Investment Trust (the “Trust”). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Prospectus.

This SAI contains additional information about:
	Page		Page
Strategies and Risks	2	Purchasing and Redeeming Shares	34^
Investment Restrictions	18	Sales Charges	^35
Management and Organization	19^	Performance	^37
Investment Advisory and Administrative Services	^28	Taxes	^39
Other Service Providers	32^	Portfolio Securities Transactions	43^
Calculation of Net Asset Value	^32	Financial Statements	^45

Appendix A: Class A Fees, Performance and Ownership	^46	Appendix D: Ratings	^49
Appendix B: Class C Fees, Performance and Ownership	^47	Appendix E: Eaton Vance Funds Proxy Voting Policy and Procedures	^58
Appendix C: Class I Performance and Ownership	^48	Appendix F: Adviser Proxy Voting Policies and Procedures	^60

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund Prospectus dated March 1, ^2011, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the Prospectus, which may be obtained by calling 1-800-262-1122.

© ^2011 Eaton Vance Management

The following defined terms may be used herein: “SEC” for the Securities and Exchange Commission; “CFTC” for the Commodities Futures Trading Commission; “IRS” for the Internal Revenue Service; “Code” for the Internal Revenue Code of 1986, as amended; “1940 Act” for the Investment Company Act of 1940, as amended; “1933 Act” for the Securities Act of 1933, as amended; and “FINRA” for the Financial Industry Regulatory Authority.

As stated in the ^Prospectus, the Fund currently invests in one or more investment companies managed by Eaton Vance or an affiliate. Unless the context indicates otherwise, the term “Portfolio” refers to each such investment company, except that under “Strategies and Risks” the use of the term “Portfolio” in the description of an investment practice or technique refers to any Portfolio or the Fund, if applicable, that may engage in that investment practice or technique (as described in the ^Prospectus). As noted in the Prospectus, the Fund also may engage in these investment practices and techniques.

STRATEGIES AND RISKS

The primary strategies of the Fund and the Portfolios are described in the ^Prospectus. The following is a description of the various investment practices that may be engaged in by one or more Portfolios and the Fund, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

Duration. The Fund’s duration is the sum of the Fund’s allocable share of the duration of each of the Portfolios in which it invests and of its direct investments. The Fund’s allocable share of the Fund’s duration is determined by multiplying the Portfolio’s duration by the Fund’s percentage ownership of that Portfolio. In determining the Fund’s duration, the investment adviser will make certain assumptions in determining the value of Portfolio assets, as described under “Calculation of Net Asset Value“. In comparison to maturity (which is the date on which a debt instrument ceases and the issuer is obligated to repay the principal amount), duration is a measure of the price volatility of a debt instrument as a result of changes in market rates of interest, based on the weighted average timing of the instrument’s expected principal and interest payments. Duration differs from maturity in that it considers a security’s yield, coupon payments, principal payments and call features in addition to the amount of time until the security finally matures. As the value of a security changes over time, so will its duration. Prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. In general, a portfolio of securities with a longer duration can be expected to be more sensitive to interest rate changes than a portfolio with a shorter duration.

Fixed-Income Securities. Fixed-income securities include preferred, preference and convertible securities, equipment lease certificates, equipment trust certificates and conditional sales contracts. Preference stocks are stocks that have many characteristics of preferred stocks, but are typically junior to an existing class of preferred stocks. Equipment lease certificates are debt obligations secured by leases on equipment (such as railroad cars, airplanes or office equipment), with the issuer of the certificate being the owner and lessor of the equipment. Equipment trust certificates are debt obligations secured by an interest in property (such as railroad cars or airplanes), the title of which is held by a trustee while the property is being used by the borrower. Conditional sales contracts are agreements under which the seller of property continues to hold title to the property until the purchase price is fully paid or other conditions are met by the buyer.

Fixed-rate bonds may have a demand feature allowing the holder to redeem the bonds at specified times. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, since they may be retained if interest rates decline. Acquiring these kinds of bonds provides the contractual right to require the issuer of the bonds to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement or instrument. Since this right is assignable only with the bond, it will not be assigned any separate value. Floating or variable rate obligations may be acquired as short-term investments pending longer term investment of funds.

Certain securities may permit the issuer at its option to “call,” or redeem, the securities. If an issuer were to redeem securities during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The rating assigned to a security by a rating agency does not reflect assessment of the volatility of the security’s market value or of the liquidity of an investment in the securities. Credit ratings are based largely on the issuer’s historical financial condition and a rating agency’s investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. Credit quality in the high yield, high risk bond market can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. For a description of corporate bond ratings, see Appendix D.

Eaton Vance Short Term Real Return Fund

SAI dated March 1, 2011

Inflation-Indexed (or Inflation-Linked) Bonds. Inflation-indexed bonds are fixed income securities the principal value of which is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury inflation-indexed securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers) (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPI-U will accurately measure the real rate of inflation in the prices of goods and services.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Foreign Investments. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, may not pass-through voting or other shareholder rights and they may be less liquid.

Foreign Currency Transactions. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency

Eaton Vance Short Term Real Return Fund

SAI dated March 1, 2011

transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. A forward contract can then “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Crosshedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Deliverable and non-deliverable forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency swaps involve the exchange of rights to make or receive payments in specified currencies and are individually negotiated. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance may be adversely affected.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

Emerging Markets. Securities markets in emerging market countries are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities industry in these countries is comparatively undeveloped. Securities brokers and other intermediaries in emerging market countries may not perform as well as their counterparts in the United States and other more developed securities markets.

Emerging market countries may have relatively unstable governments and economies based on only a few industries. The value of Fund shares will likely be particularly sensitive to changes in the economies of such countries (such as reversals of economic liberalization, political unrest or changes in trading status). Additionally, changes in governments and economies of such countries may result in capital controls or other regulatory measures that may affect the Fund’s ability to satisfy redemptions.

Due to market illiquidity, capital restrictions, withholding taxes, differences in credit quality, portfolio allocation balance, and other investment considerations, the Fund may obtain synthetic exposure to emerging markets by holding derivatives along with cash equivalents, Treasuries, Agency MBS, or other high credit quality investments. Certain countries may require withholding on dividends paid on securities and on realized capital gains. In the past, these taxes have sometimes been substantial. There can be no assurance that repatriation of the Fund’s income, gains or initial capital from these countries can occur.

Lower Rated Securities. Investments in high yield, high risk obligations rated below investment grade, which have speculative characteristics, bear special risks. They are subject to greater credit risks, including the possibility of default or bankruptcy of the issuer. The value of such investments may also be subject to a greater degree of volatility in response to interest rate fluctuations, economic downturns and changes in the financial condition of the issuer. The value of Fund shares may decline when interest rates rise, when the supply of suitable bonds exceeds market demand, or in response to a significant drop in the stock market. These securities generally are less liquid than higher quality securities. During periods of deteriorating economic conditions and contractions in the credit markets, the ability of such issuers to service their debt, meet projected goals and obtain additional financing may be impaired. The investment adviser will take such action as it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any such obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons and firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation held or acquired as a result of any such event. Taking protective action with respect to portfolio obligations in default and assets securing such obligations will result in additional expense. For a description of corporate bond ratings, see Appendix D.

Eaton Vance Short Term Real Return Fund

SAI dated March 1, 2011

U.S. Government Securities. U.S. Government securities include (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one year to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years) and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality or (d) the credit of the agency or instrumentality. The Fund may also invest in any other security or agreement collateralized or otherwise secured by U.S. Government securities. Agencies and instrumentalities of the U.S. Government include but are not limited to: Federal Land Banks, Federal Financing Banks, Banks for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Banks, Federal Home Loan Banks, FHLMC, FNMA, GNMA, Student Loan Marketing Association, United States Postal Service, Small Business Administration, Tennessee Valley Authority and any other enterprise established or sponsored by the U.S. Government. Because the U.S. Government generally is not obligated to provide support to its instrumentalities, the Fund will invest in obligations issued by these instrumentalities only if the investment adviser determines that the credit risk with respect to such obligations is minimal.

The principal of and/or interest on certain U.S. Government securities could be (a) payable in foreign currencies rather than U.S. dollars or (b) increased or diminished as a result of changes in the value of the U.S. dollar relative to the value of foreign currencies. The value of such portfolio securities denominated in foreign currencies may be affected favorably by changes in the exchange rate between foreign currencies and the U.S. dollar.

MBS. Investments in MBS may include conventional mortgage pass-through securities, participation interests in pools of adjustable and fixed rate mortgage loans, stripped MBS, floating rate MBS listed under “Indexed Securities“ and certain classes of multiple class collateralized mortgage obligations (as described below). MBS differ from bonds in that the principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity.

Government National Mortgage Association (“GNMA”) Certificates and Federal National Mortgage Association (“FNMA”) Mortgage-Backed Certificates are MBS representing part ownership of a pool of mortgage loans. GNMA loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once such pool is approved by GNMA, the timely payment of interest and principal on the Certificates issued representing such pool is guaranteed by the full faith and credit of the U.S. Government. FNMA, a federally chartered corporation owned entirely by private stockholders, purchases both conventional and federally insured or guaranteed residential mortgages from various entities, including savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers. FNMA packages pools of such mortgages in the form of pass-through securities generally called FNMA Mortgage-Backed Certificates, which are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. GNMA Certificates and FNMA Mortgage-Backed Certificates are called “pass-through” securities because a pro rata share of both regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool is passed through monthly to the holder of the Certificate. The Fund may purchase GNMA Certificates, FNMA Mortgage-Backed Certificates and various other MBS on a when-issued basis subject to certain limitations and requirements.

The Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the U.S. Government created by Congress for the purposes of increasing the availability of mortgage credit for residential housing, issues participation certificates (“PCs”) representing undivided interest in FHLMC’S mortgage portfolio. While FHLMC guarantees the timely payment of interest and ultimate collection of the principal of its PCs, its PCs are not backed by the full faith and credit of the U.S. Government. FHLMC PCs differ from GNMA Certificates in that the mortgages underlying the PCs are monthly “conventional” mortgages rather than mortgages insured or guaranteed by a federal agency or instrumentality. However, in several other respects, such as the monthly pass-through of interest and principal (including unscheduled prepayments) and the unpredictability of future unscheduled prepayments on the underlying mortgage pools, FHLMC PCs are similar to GNMA Certificates.

While it is not possible to accurately predict the life of a particular issue of a mortgage-backed security, the actual life of any such security is likely to be substantially less than the average maturity of the mortgage pool underlying the security. This is because unscheduled early prepayments of principal on a mortgage-backed security will result from the prepayment, refinancing or foreclosure of the underlying loans in the mortgage pool. The monthly payments (which may include unscheduled prepayments) on such a security may be able to be reinvested only at a lower rate of interest. Because of the regular scheduled payments of principal and the early unscheduled prepayments of principal, this type of security is less effective than other types of obligations as a means of “locking-in” attractive long-term interest rates. As a result, this type of security may have less potential for capital appreciation during periods of declining interest rates than other U.S. Government securities of comparable maturities, although many issues of MBS may have a comparable risk of decline in market value during periods of rising interest rates. If such a security

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has been purchased at a premium above its par value, both a scheduled payment of principal and an unscheduled prepayment of principal, which would be made at par, will accelerate the realization of a loss equal to that portion of the premium applicable to the payment or prepayment and will reduce performance. If such a security has been purchased at a discount from its par value, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current yield and total returns and will accelerate the recognition of income, which when distributed to Fund shareholders, will be taxable as ordinary income.

Asset-Backed Securities. Asset-backed securities include securities backed by pools of automobile loans, educational loans, home equity loans, credit card receivables, equipment or automobile leases, commercial MBS, utilities receivables and secured or unsecured bonds issued by corporate or sovereign obligors, unsecured loans made to a variety of corporate commercial and industrial loan customers of one or more lending banks, or a combination of these bonds and loans. While asset-backed securities are also susceptible to prepayment risk, the collateral supporting asset-backed securities is generally of shorter maturity than mortgage loans and is less likely to experience substantial unscheduled prepayments. However, the collateral securing such securities may be more difficult to liquidate than mortgage loans. Moreover, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets or may have no security in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. In addition, asset-backed securities may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law. The value of asset-backed securities may be affected by the factors described above and other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets or the entities providing credit enhancements and the ability of the servicer to service the underlying collateral. The value of asset-backed securities representing interests in a pool of utilities receivables may be adversely affected by changes in government regulations. While certain asset-backed securities may be insured as to the payment of principal and interest, this insurance does not protect the market value of such obligations or the net asset value of the Fund. The value of an insured security will be affected by the credit standing of its insurer.

Commercial Mortgage-Backed Securities. Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payment, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit a greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Mortgage Obligations ("CMOs"). The CMO classes in which the Fund may invest include sequential and parallel pay CMOs, including planned amortization class and target amortization class securities and fixed and floating rate CMO tranches. CMOs are debt securities issued by the FHLMC and by financial institutions and other mortgage lenders, which are generally fully collateralized by a pool of mortgages held under an indenture. The key feature of the CMO structure is the prioritization of the cash flows from a pool of mortgages among the several classes, or tranches, of the CMO, thereby creating a series of obligations with varying rates and maturities appealing to a wide range of investors. CMOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (that is, the character of payments of principal and interest is not passed through and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. CMOs are issued in two or more classes or series with varying maturities and stated rates of interest determined by the issuer. Senior CMO classes will typically have priority over residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. Because the interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest to each class and to retire successive maturities in sequence. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CMOs that remain outstanding. Floating rate CMO tranches carry interest rates that are tied in a fixed relationship to an index, such as the London Interbank Offered Rate (LIBOR), the Constant Maturity Treasury (CMT) or the Cost of Funds Index (COFI), subject to an upper limit, or "cap," and sometimes to a lower limit, or "floor." Currently, ^privately issued CMOs or other privately- ssued MBS will be considered as possible investments only when the mortgage collateral is insured, guaranteed or otherwise backed by the U.S. Government or one or more of its agencies or instrumentalities (e.g., insured by the Federal Housing Administration or Farmers Home Administration or guaranteed by the Administrator of Veterans Affairs or consisting in whole or in part of U.S. Government securities).

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Stripped Mortgage-Backed Securities ("SMBS"). The Fund may invest in SMBS, which are derivative multiclass mortgage securities. The Fund may only invest in SMBS issued or guaranteed by the U.S. Government, its agencies or instrumentalities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgages. A common type of SMBS will have one class receiving all of the interest from the mortgages, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying mortgages experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the Fund’s limitation on investments in illiquid securities. The determination of whether a particular SMBS is liquid will be made by the investment adviser under guidelines and standards established by the Trustees of the Fund. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgages are generally higher than prevailing market yields on other MBS because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. The investment adviser will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain hedging techniques.

Indexed Securities. The Fund may invest in securities that fluctuate in value with an index. The interest rate or, in some cases, the principal payable at the maturity of an indexed security may change positively or inversely in relation to one or more interest rates, financial indices, securities prices or other financial indicators ("reference prices"). An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price. Thus, indexed securities may decline in value due to adverse market changes in reference prices. Because indexed securities derive their value from another instrument, security or index, they are considered derivative debt securities, and are subject to different combinations of prepayment, extension, interest rate and/or other market risks. The indexed securities purchased by the Fund may include interest only ("IO") and principal only ("PO") securities, floating rate securities linked to the Cost of Funds Index ("COFI floaters"), other "lagging rate" floating securities, floating rate securities that are subject to a maximum interest rate ("capped floaters"), leveraged floating rate securities ("super floaters"), leveraged inverse floating rate securities ("inverse floaters"), dual index floaters, range floaters, index amortizing notes and various currency indexed notes.

Risks of Certain Mortgage-Backed and Indexed Securities. The risk of early prepayments is the risk associated with mortgage IOs, super floaters and other leveraged floating rate MBS. The primary risks associated with COFI floaters, other “lagging rate” floaters, capped floaters, inverse floaters, POs and leveraged inverse IOs are the potential extension of average life and/or depreciation due to rising interest rates. Although not MBS, index amortizing notes and other callable securities are subject to extension risk resulting from the issuer’s failure to exercise its option to call or redeem the notes before their stated maturity date. The residual classes of CMOs are subject to both prepayment and extension risk.

Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. The market values of currency-linked securities may be very volatile and may decline during periods of unstable currency exchange rates.

Mortgage Rolls. The Fund may enter into mortgage “dollar rolls” in which the Fund sells MBS for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the MBS. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sales. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. The Fund will only enter into covered rolls. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund’s borrowings and other senior securities.

Senior Loans. The Fund may invest in interests in Senior Loans. A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the Senior Loan on behalf of the other Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors. Senior Loans primarily include senior floating rate loans and secondarily senior floating rate debt obligations (including those issued by an asset-backed pool), and interests therein. Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in, or novations of a Senior Loan. Such loan interests may be acquired from U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions who have made loans or are Loan Investors or from other investors in loan interests.

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The Fund typically purchases “Assignments” from the Agent or other Loan Investors. The ^purchaser of an Assignment typically succeeds to all the rights and obligations under the Loan Agreement of the assigning Loan Investor and becomes a Loan Investor under the Loan Agreement with the same rights and obligations as the assigning Loan Investor. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Loan Investor.

The Fund also may invest in “Participations”. Participations by the Fund in a Loan Investor’s portion of a Senior Loan typically will result in the Fund having a contractual relationship only with such Loan Investor, not with the borrower (the "Borrower"). As a result, the Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the Loan Investor selling the Participation and only upon receipt by such Loan Investor of such payments from the Borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other Loan Investors through set-off against the Borrower and the Fund may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Participation. As a result, the Fund may assume the credit risk of both the Borrower and the Loan Investor selling the Participation. In the event of the insolvency of the Loan Investor selling a Participation, the Fund may be treated as a general creditor of such Loan Investor. The selling Loan Investors and other persons interpositioned between such Loan Investors and the Fund with respect to such Participations will likely conduct their principal business activities in the banking, finance and financial services industries. Persons engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee’s monetary policy, governmental regulations concerning such industries and concerning capital raising activities generally and fluctuations in the financial markets generally.

The Fund will only acquire Participations if the Loan Investor selling the Participation, and any other persons interpositioned between the Fund and the Loan ^Investor (an "Interposed Person"), at the time of investment has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by Standard & Poor’s Ratings Group (“S&P”) or Baa or P-3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or comparably rated by another nationally recognized rating agency (each a “Rating Agency”)) or determined by the investment adviser to be of comparable quality. ^ Similarly, the Fund will purchase an Assignment or Participation or act as a Loan Investor with respect to a syndicated Senior Loan only where the Agent with respect to such Senior Loan, at the time of investment, has outstanding debt or deposit obligations rated investment grade or determined by the investment adviser to be of comparable quality^, provided that a Portfolio may enter into a transaction to ^acquire a Participation with an Interposed Person where such Interposed Person does not have outstanding debt or deposit obligations rated ^investment grade ^if the Portfolio does so in compliance with applicable written procedures governing such ^transactions.

Loan Collateral. In order to borrow money pursuant to a Senior Loan, a Borrower will frequently, for the term of the Senior Loan, pledge collateral, including but not limited to: (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights (but excluding goodwill); and/or (iv) security interests in shares of stock of subsidiaries or affiliates. In the case of Senior Loans made to non-public companies, the company’s shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. In many instances, a Senior Loan may be secured only by stock in the Borrower or its subsidiaries. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy a Borrower’s obligations under a Senior Loan.

Certain Fees Paid to the Fund. In the process of buying, selling and holding Senior Loans, the Fund may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When the Fund buys a Senior Loan, it may receive a facility fee and when it sells a Senior Loan it may pay a facility fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a Borrower. Other fees received by the Fund may include amendment fees.

Borrower Covenants. A Borrower must comply with various restrictive covenants contained in a loan agreement or note purchase agreement between the Borrower and the holders of the Senior Loan (the “Loan Agreement”). Such covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the Borrower to maintain specific minimum financial ratios, and limits on total debt. In addition, the Loan Agreement may contain a covenant requiring the Borrower to prepay the Loan with any free cash flow. Free cash flow is generally defined as net cash flow after scheduled debt service payments and permitted capital expenditures, and includes the proceeds from asset dispositions or sales of securities. A breach of a covenant that is not waived by the Agent, or by the Loan Investors directly, as the case may be, is normally an event of acceleration; i.e., the Agent, or the Loan Investors directly, as the case may be, has the right to call the outstanding Senior Loan. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the Borrower may involve a risk of fraud by the Borrower. In the case of a Senior Loan in the form of a Participation, the agreement between the buyer and seller may limit the rights of the holder to vote on certain changes

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which may be made to the Loan Agreement, such as waiving a breach of a covenant. However, the holder of the Participation will, in almost all cases, have the right to vote on certain fundamental issues, such as changes in principal amount, payment dates and interest rate.

Administration of Loans. In a typical Senior Loan, the Agent administers the terms of the Loan Agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the Borrower and the apportionment of these payments to the credit of all institutions which are parties to the Loan Agreement. The Fund will generally rely upon the Agent or an intermediate participant to receive and forward to the Fund its portion of the principal and interest payments on the Senior Loan. Failure by the Agent to fulfill its obligation may delay or adversely affect receipt of payment by the Fund. Furthermore, unless under the terms of a Loan Agreement or Participation Agreement (as applicable) the Fund has direct recourse against the Borrower, the Fund ^must rely on the Agent and the other Loan Investors to use appropriate ^remedies against the Borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the Loan Agreement based upon reports prepared by the Borrower. The seller of the Senior Loan usually does, but is often not obligated to, notify holders of Senior Loans of any failures of compliance. The Agent is compensated by the Borrower for providing these services under a Loan Agreement, and such compensation may include special fees paid upon structuring and funding the Senior Loan and other fees paid on a continuing basis. With respect to Senior Loans for which the Agent does not perform such administrative and enforcement functions, the Fund will perform such tasks on its own behalf, although a collateral bank will typically hold any collateral on behalf of the Fund and the other Loan Investors pursuant to the applicable Loan Agreement.

A financial institution’s appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of the Fund were determined to be subject to the claims of the Agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving intermediate participants similar risks may arise.

Prepayments. Senior Loans can require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow, as defined above. The degree to which Borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the Borrower and competitive conditions among Loan Investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. However, the Fund may receive both a prepayment penalty fee from the prepaying Borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former. Prepayments of securities priced at a premium may result in losses.

Other Information Regarding Senior Loans. From time to time the investment adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in Senior Loans to or acquire them from the Fund or may be intermediate participants with respect to Senior Loans in which the Fund owns interests. Such banks may also act as Agents for Senior Loans held by the Fund.

The Fund may purchase and retain in its portfolio a Senior Loan where the Borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. Such investments may provide opportunities for enhanced income as well as capital appreciation. At times, in connection with the restructuring of a Senior Loan either outside of bankruptcy court or in the context of bankruptcy court proceedings, the Fund may determine or be required to accept equity securities or junior debt securities in exchange for all or a portion of a Senior Loan.

The Fund may acquire interests in Senior Loans which are designed to provide temporary or “bridge” financing to a Borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. The Fund may also invest in Senior Loans of Borrowers that have obtained bridge loans from other parties. A Borrower’s use of bridge loans involves a risk that the Borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the Borrower’s perceived creditworthiness.

The Fund will be subject to the risk that collateral securing a loan will decline in value or have no value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the Senior Loan to be undercollateralized or unsecured. In most credit agreements, there is no formal requirement to pledge additional collateral. In addition, the Fund may invest in Senior Loans guaranteed by, or secured by assets of, shareholders or owners, even if the Senior Loans are not otherwise collateralized by assets of the Borrower; provided, however, that such guarantees are fully secured. There may be temporary periods when the principal asset held by a Borrower is the stock of a related company, which may not legally be pledged to secure a Senior Loan. On occasions

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when such stock cannot be pledged, the Senior Loan will be temporarily unsecured until the stock can be pledged or is exchanged for or replaced by other assets, which will be pledged as security for the Senior Loan. However, the Borrower’s ability to dispose of such securities, other than in connection with such pledge or replacement, will be strictly limited for the protection of the holders of Senior Loans and, indirectly, Senior Loans.

Lenders can be sued by other creditors and shareholders. Losses could be greater than the original loan amount and occur years after the loan’s recovery. If a Borrower becomes involved in bankruptcy proceedings, a court may invalidate the Fund’s security interest in the loan collateral or subordinate the Fund’s rights under the Senior Loan to the interests of the Borrower’s unsecured creditors or cause interest previously paid to be refunded to the Borrower. If a court required interest to be refunded, it could negatively affect Fund performance. Such action by a court could be based, for example, on a “fraudulent conveyance” claim to the effect that the Borrower did not receive fair consideration for granting the security interest in the loan collateral to the Fund. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the Borrower, but were instead paid to other persons (such as shareholders of the Borrower) in an amount which left the Borrower insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Fund’s security interest in loan collateral. If the Fund’s security interest in loan collateral is invalidated or the Senior Loan is subordinated to other debt of a Borrower in bankruptcy or other proceedings, the Fund would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the Loan, or the Fund could also have to refund interest (see the Prospectus for additional information).

The Fund may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a Borrower or its affiliates. The acquisition of such equity securities will only be incidental to the Fund’s purchase of a Senior Loan. The Fund may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a Borrower, or if such acquisition, in the judgment of the investment adviser, may enhance the value of a Senior Loan or would otherwise be consistent with the Fund’s investment policies.

Regulatory Changes. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of Senior Loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of Senior Loans.

Junior Loans. The Fund may invest in Junior Loans, including second lien loans, bridge loans or bridge facilities, and other subordinated or unsubordinated loans. Second lien loans are generally second in line in terms of repayment priority. A second lien loan may have a claim on the same collateral pool as the first lien or it may be secured by a separate set of assets, such as property, plants, or equipment. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale.

Bridge loans or bridge facilities are short-term loan arrangements (e.g., 12 to 18 months) typically made by a Borrower in anticipation of intermediate-term or long-term permanent financing. Most bridge loans are structured as floating-rate debt with stepup provisions under which the interest rate on the bridge loan rises the longer the loan remains outstanding. In addition, bridge loans commonly contain a conversion feature that allows the bridge loan investor to convert its loan interest into senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge loans may be subordinate to other debt and may be secured or unsecured. Like any loan, bridge loans involve credit risk. Bridge loans are generally made with the expectation that the Borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A Borrower’s use of bridge loans also involves the risk that the Borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the Borrower’s perceived creditworthiness. From time to time, the Fund may make a commitment to participate in a bridge loan facility, obligating itself to participate in the facility if it funds. In return for this commitment, the Fund receives a fee. BMR intends to limit any such commitments to less than 5% of the Fund’s assets.

Junior Loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk, and interest rate risk. Due to their lower place in the Borrower’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same Borrower.

The Fund may purchase Junior Loan interests either in the form of an assignment or a loan participation. As the purchaser of an assignment, the Fund would typically succeed to all of the rights and obligations of the assigning investor under the loan documents. In contrast, loan participations typically result in the purchaser having a contractual relationship only with the seller of the loan interest, not with the Borrower. As a result, the loan is not transferred to the loan participant. The loan participant’s right to receive

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payments from the Borrower derives from the seller of the loan participation. The loan participant will generally have no right to enforce compliance by the Borrower with the terms of the loan agreement. Lastly, the loan participant’s voting rights may be limited.

Derivative Instruments. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance total return (which may be considered speculative) to hedge against fluctuations in securities prices, market conditions or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the United States or abroad and may include the purchase or sale of futures contracts on securities, securities and other indices, other financial instruments or currencies; options on futures contracts and stock index futures, exchange-traded and over-the-counter options on securities, indices or currencies, including exotic options; the purchase of put options and the sale of call options on securities held, equity swaps, and the purchase and sale of currency futures, forward foreign currency exchange contracts; forward rate agreements; warrants; interest rate, total return, credit default and currency swaps.

Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments’ prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised. Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments the Fund holds. The Fund’s success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Fund’s assets.

Over-the-counter (“OTC”) derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. The Fund has claimed an exclusion from the definition of a Commodity Pool Operator ("CPO") under the Commodity Exchange Act and therefore is not subject to registration as a CPO. The use of derivatives is highly specialized activities that involve skills different from conducting ordinary portfolio securities transactions. There can be no assurance that the investment adviser’s use of derivative instruments will be advantageous to the Fund. The Fund will engage in transactions in futures contracts and regulated options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes.

Foreign exchange traded futures contracts and options may be used and may entail greater credit and liquidity risk than those contracts traded on a CFTC-regulated exchange.

A put option on a security may be written only if the investment adviser intends to acquire the security. Call options written on securities by the Fund will be covered by ownership of the securities subject to the call option or an offsetting option.

The Fund may invest in putable certificates, which are issued by a pass-through trust owning a corporate bond with a put option that allows the investor to convert the fixed-coupon bond into a cash instrument, essentially removing the interest rate risk. The trusts that issues putable certificates are sponsored by investment banking firms that also serve as counterparty to the put option. Putable certificates generally offer all the benefits of a traditional putable bond.

Credit Derivatives. Credit derivatives are instruments that derive their value from the credit risks of an entity or group of entities and may be purchased or sold to enhance return, to hedge against fluctuations in securities prices, interest rates and market conditions, or as a substitute for the purchase and sale of securities. From time to time the Fund may use credit derivatives to gain a particular exposure to credit risk. Credit derivatives utilized may include credit default swap agreements, total return swaps or OTC options, where the reference entity (or obligation) is a single entity, a group of entities or an index. The reference entity or entities may be a corporation, the federal government and any of its agencies or instrumentalities, and foreign governments or any of their agencies or instrumentalities^.

Eaton Vance Short Term Real Return Fund

SAI dated March 1, 2011

Swap Agreements and Options on Swap Agreements. The Fund will engage in swap transactions, including, but not limited to, swap agreements on interest rates, security indexes, specific securities, and credit and event-linked swaps. To the extent the Fund invests in foreign currency-denominated securities, it also may invest in currency exchange rate swap agreements. The Fund also may enter into options on swap agreements (“swap options”).

The Fund may enter into swap transactions for any legal purpose consistent with its investment objectives and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index. A swap may combine both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

The Fund also may enter into swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The may write (sell) and purchase put and call swap options. Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Most types of swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of assets determined to be liquid by the adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

The Fund also may enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

Eaton Vance Short Term Real Return Fund

SAI dated March 1, 2011

Credit default swap agreements involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which the Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid by the adviser in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which the Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid by the adviser in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

In January 2009, the SEC issued temporary rules to allow for clearinghouses to facilitate certain credit default swap transactions between one or more counterparties. A clearinghouse may act as the intermediary, or central counterparty, in credit default swap transactions, reducing the risk of a counterparty defaulting on a transaction while providing a central location for regulators to view traders’ positions and prices. The use of a clearinghouse for credit default swaps is voluntary and the temporary rules are in effect from January 22, 2009 until ^July 16, ^2011.

Whether the Fund’s use of swap agreements or swap options will be successful in furthering its investment objective will depend on the adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds’ repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds’ ability to use swap agreements. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Because they are two party contracts that may be subject to contractual restrictions on transferability and termination and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to the Fund’s limitation on investments in illiquid securities. However, the Trust has adopted procedures pursuant to which the adviser may determine swaps (including swap options) to be liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund’s interest. The Fund bears the risk that the adviser will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If the adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.

Credit Linked Notes, Credit Options and Similarly Structured Investments. Credit linked notes are synthetic obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a "reference obligation"). In addition to the credit risk associated with the reference obligation and interest rate risk, the buyer and seller of a credit linked noted or similar structured investment are subject to counterparty risk. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction

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SAI dated March 1, 2011

involving either an asset with inherent credit risk or a credit derivative, at terms specified at the initiation of the option. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

Interest Rate and Total Return Swaps and Forward Rate Agreements. The Fund may enter into interest rate and total return swap agreements. In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short term interest rates, possibly plus or minus an agreed upon spread. Interest rate swaps involve the exchange with another party of each party’s respective commitment to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. The Fund may enter into interest rate and total return swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments, as well enter into interest rate and total return swaps in which payments are not netted or on a net basis. Inasmuch as these transactions are entered into for good faith hedging purposes and because a segregated account will be used, the Fund will not treat them as being subject to the Fund’s borrowing restrictions. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each interest rate or total return swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregated asset value at least equal to the accrued excess will be segregated by the Fund’s custodian. Interest rate and total return swaps entered into in which payments are not netted may entail greater risk than a swap entered into on a net basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

The Fund may also enter forward rate agreements. Under these agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates.

Derivatives on Economic Indices. The Fund may trade derivatives on economic data releases, such as, but not limited to, employment, retail sales, industrial production, inflation, consumer sentiment and economic growth to minimize exposure to adverse market movements in response to the release of economic data and to enhance return. Derivatives on economic indices are currently offered in an auction format and are booked and settled as OTC options. Participants buy and sell these options by submitting limit order bids and offers. Auctions take place at least 24 hours prior to the release of the applicable economic data. At the close of the auction, orders are filled at the best available price, but within the parameters of the order. Prices of the options are based on the relative demand for their implied outcome. Derivatives on economic statistics are subject to risks similar to those applicable to the derivative instruments described above but may also be subject to additional liquidity risk.

Short Sales. The Fund may seek to hedge investments or realize additional gains through short sales of securities. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. When the Fund is required to return the borrowed security, it typically will purchase the security in the open market. The price at such time may be more or less than the price at which the Fund sold the security. Until the security is replaced, the Fund is required to repay the lender any dividends or interest, which accrues during the period of the loan. To borrow the security, it also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales. It will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest it may be required to pay, if any, in connection with a short sale.

Asset Coverage. To the extent required by SEC guidelines, the Fund will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting (“covered”) position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

Exchange-Traded Funds. The Fund may invest in shares of exchange-traded funds (collectively, “ETFs”), which are designed to provide investment results corresponding to an index. These indexes may be either broad-based, sector or international and may include Standard & Poor’s Depositary Receipts (“SPDRs”), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as “Nasdaq-100 Shares”), iShares exchange-traded funds ("iShares"), such as iShares Russell 2000 Growth Index Fund and HOLDRS (Holding Company Depositary Receipts). ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in the Fund of securities, in each case with respect to the Fund of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. The benchmark indices of SPDRs, DIAMONDS and Nasdaq-100 Shares are the Standard & Poor’s 500 Stock Index, the Dow Jones Industrial Average and the

Eaton Vance Short Term Real Return Fund

SAI dated March 1, 2011

Nasdaq-100 Index, respectively. The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

Investments in ETFs are generally subject to limits in the 1940 Act on investments in other investment companies. The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility. Investments in ETFs that are designed to correspond to an equity index involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by the Fund. Moreover, the Fund’s investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.

Typically, ETF programs bear their own operational expenses, which are deducted from the dividends paid to investors. To the extent that the Fund invests in ETFs, the Fund must bear these expenses in addition to the expenses of its own operation.

Other Investment Companies. The Fund may invest in closed-end investment companies which invest in floating rate instruments. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory fee paid by the Fund. The value of closed-end investment company securities, which are usually traded on an exchange, is affected by the demand for the securities themselves, independent of the demand for the underlying portfolio assets, and, accordingly, such securities can trade at a discount from their net asset values. Please refer to “Cash Equivalents” for additional information about investment in other investment companies.

Leverage Through Borrowing. ^If the Fund ^engages in bank ^borrowings, it is required to maintain continuous asset coverage of not less than 300% with respect to such bank borrowings. This allows the Fund to borrow an amount (when taken together with any borrowings for temporary extraordinary or emergency purposes as described in the ^Prospectus) equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days in order to reduce the Fund’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

Securities Lending. As described in the Prospectus, the Fund may lend a portion of its portfolio securities to broker-dealers or other institutional borrowers. All securities loans will be collateralized on a continuous basis by cash or U.S. government securities having a value, marked to market daily, of at least 100% of the market value of the loaned securities. The Fund may receive loan fees in connection with loans of securities for which there is special demand.

Securities loans may result in delays in recovering, or a failure of the borrower to return, the loaned securities. The defaulting borrower ordinarily would be liable to the Fund for any losses resulting from such delays or failures, and the collateral provided in connection with the loan normally would also be available for that purpose. Securities loans normally may be terminated by either the Fund or the borrower at any time. Upon termination and return of the loaned securities, the Fund would be required to return the related collateral to the borrower and, if this collateral has been reinvested, it may be required to liquidate portfolio securities in order to do so. To the extent that such securities have decreased in value, this may result in the Fund realizing a loss at a time when it would not otherwise do so. The Fund also may incur losses if it is unable to reinvest cash collateral at rates higher than applicable rebate rates paid to borrowers and related administrative costs.

The Fund will receive amounts equivalent to any interest or other distributions paid on securities while they are on loan, and the Fund will not be entitled to exercise voting or other beneficial rights on loaned securities. The Fund will exercise its right to terminate loans and thereby regain these rights whenever the investment adviser considers it to be in the Fund’s interest to do so, taking into account the related loss of reinvestment income and other factors.

Cash collateral received by the Fund in respect of loaned securities may be invested in Eaton Vance Cash Collateral Fund, LLC (“Cash Collateral Fund”). The investment objective of Cash Collateral Fund is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. While not a registered money market mutual fund, Cash Collateral Fund conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940. Cash Collateral Fund invests in high quality, U.S. dollar-denominated money market instruments of domestic and foreign issuers, including U.S. Government securities and prime commercial paper. When appropriate, Cash Collateral Fund may also invest in other high-grade, short-term obligations including certificates of deposit, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches. Cash Collateral Fund may purchase securities on a when-issued basis and for future delivery by means of “forward commitments.” Cash Collateral Fund may enter into repurchase agreements. Cash Collateral Fund may invest without limit in U.S. dollar-denominated obligations of foreign issuers, including

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SAI dated March 1, 2011

foreign banks. Cash Collateral Fund does not limit the amount of its assets that can be invested in one type of instrument or in any foreign country. Information about the portfolio holdings of Cash Collateral Fund is available on request.

Consistent with its investment objective, Cash Collateral Fund attempts to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Cash Collateral Fund also may invest to take advantage of what Eaton Vance believes to be temporary disparities in yields of different segments of the money market or among particular instruments within the same segment of the market.

As compensation for its services as manager, Eaton Vance is paid a fee at a rate of 0.08% annually of the average daily net assets of Cash Collateral Fund. Eaton Vance pays all of Cash Collateral Fund’s custody, audit and other ordinary operating expenses, excluding extraordinary, non-recurring items such as expenses incurred in connection with litigation, proceedings, claims and reorganization expenses. Payments to Eaton Vance for managing Cash Collateral Fund are in addition to the investment advisory fee paid by the Fund.

Additionally, the Fund may reinvest cash collateral in any other securities consistent with its investment objective and policies, seeking to invest at rates that are higher than the “rebate” rate that it normally will pay to the borrower with respect to such cash collateral. Any such reinvestment will be subject to the investment policies, restrictions and risk considerations described in the ^Prospectus and in this SAI, including those relating to the use of leverage.

Repurchase Agreements. The Fund may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a specified date and price) with respect to its permitted investments. In the event of the bankruptcy of the counterparty to a repurchase agreement, recovery of cash may be delayed. To the extent that, in the meantime, the value of the purchased securities may have decreased, a loss could result. Repurchase agreements which mature in more than seven days will be treated as illiquid. Except as stated in the next sentence, the terms of a repurchase agreement will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily. The terms of a repurchase agreement entered into to facilitate a short sale may provide that the value of collateral received by the Fund is less than the repurchase price, subject to the requirements of the 1940 Act. In such a case, the Fund will segregate liquid assets equal to the marked to market value of its obligation to the counterparty to the repurchase agreement.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Fund temporarily transfers possession of the Fund instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the the Fund agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. The Fund could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.

When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the market value of the Fund’s assets. While there is a risk that large fluctuations in the market value of the Fund’s assets could affect net asset value, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of the investment adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Such agreements will be treated as subject to investment restrictions regarding “borrowings.” If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

Illiquid Securities. The Fund may invest not more than 15% of net assets in illiquid securities. Illiquid securities include securities legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(2) and Rule 144A securities may, however, be treated as liquid by the investment adviser pursuant to procedures adopted by the Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. If the Fund invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

It may be difficult to sell such securities at a price representing the fair value until such time as such securities may be sold publicly. Where registration is required, a considerable period may elapse between a decision to sell the securities and the time when it would be permitted to sell. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund may also acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities. Such restrictions might prevent their sale at a time when such sale would otherwise be desirable.

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Pooled Investment Vehicles. The Fund reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of pooled investment vehicles, including other investment companies unaffiliated with the investment adviser. The Fund will indirectly bear its proportionate share of any management fees paid by pooled investment vehicles in which it invests in addition to the investment advisory fee paid by the Fund. Please refer to “Cash Equivalents” for additional information about investments in other investment companies. The 10% limitation does not apply to investments in money market funds and certain other pooled investment vehicles.

Money Market Instruments. Certificates of deposit are certificates issued against funds deposited in a commercial bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Bankers’ acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity.

Money market instruments are often acquired directly from the issuers thereof or otherwise are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. In selecting firms which will execute portfolio transactions, the investment adviser judges such executing firms’ professional ability and quality of service and use their best efforts to obtain execution at prices which are advantageous and at reasonably competitive spreads.

Cash Equivalents. The Fund may invest in cash equivalents to invest daily cash balances or for temporary defensive purposes. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations and may an affiliated money market fund which invests in such short-term securities.

ReFlow Liquidity Program. Each Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.15% of the value of the fund shares purchased by ReFlow although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. Such fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. ReFlow will purchase Class I shares at net asset value and will not be subject to any sales charge, investment minimum or redemption fee applicable to such shares. Investments in a fund by ReFlow in connection with the ReFlow liquidity program are not subject to the round trip limitation described in “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares” in the ^Prospectus. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. The investment adviser believes that the program assists in stabilizing a Portfolio’s net assets to the benefit of the Fund and its shareholders. To the extent a Portfolio’s net assets do not decline, the investment adviser may also benefit.

Diversified Status. Floating Rate Portfolio and Investment Portfolio are “diversified” investment companies under the 1940 Act. This means that with respect to 75% of their total assets (1) they may not invest more than 5% of their total assets in the securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) and (2) they may not own more than 10% of the outstanding voting securities of any one issuer. With respect to no more than 25% of their total assets, investments are not subject to the foregoing restrictions.

Investing in a Portfolio. The Fund (or any other investor in a Portfolio) may withdraw all or a portion of its assets from a Portfolio without shareholder approval at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund and its shareholders to do so. In the event the Fund withdraws all of its assets from a Portfolio, or the Board of Trustees of the Trust determines that the investment objective(s) of a Portfolio is no longer consistent with the investment objective(s) of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund’s assets in accordance with its investment objective(s). The Fund’s investment performance and expense ratio may be affected by a withdrawal of all its assets (or the withdrawal of assets of another investor in a Portfolio) from a Portfolio.

Eaton Vance Short Term Real Return Fund

SAI dated March 1, 2011

INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

(1)	Borrow money or issue senior securities except as permitted by the 1940 Act;
(2)	Purchase any securities or evidences of interest therein on “margin“ that is to say in a transaction in which it has borrowed all or a portion of the purchase price and pledged the purchased securities or evidences of interest therein as collateral for the amount so borrowed;
(3)	Engage in the underwriting of securities;
(4)	Buy or sell real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate); the Portfolio may purchase and sell commodities and commodities contracts of all types and kinds (including without limitation futures contracts, options on futures contracts and other commodities-related investments) to the extent permitted by law;
(5)	Make loans to other persons except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities, and (d) lending cash consistent with applicable law;
(6)	Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in any one industry.

In addition, the Fund may:

(7)	Purchase and sell commodities and commodities contracts of all types and kinds (including without limitation futures contracts, options on futures contracts and other commodities-related investments) to the extent permitted by law.

For purposes of determination of industry classification, the investment adviser generally considers an issuer to be in a particular industry if a third party has designated the issuer to be in that industry. If deemed appropriate, the investment adviser may assign an industry classification to the issuer.

In connection with Restriction (2) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the prospectus.

Notwithstanding its investment policies and restrictions, the Fund ^may, in compliance with the requirements of the 1940 ^Act, invest (i) all of its investable assets in an open-end management investment company with substantially the same investment objective(s), policies and restrictions as the Fund; or (ii) in more than one open-end management investment company sponsored by Eaton Vance or its affiliates, provided any such company has investment objective(s), policies and restrictions that are consistent with those of the Fund.

In addition, to the extent a registered open-end investment company acquires securities of a ^portfolio in reliance on Section 12(d)(1)(G) under the 1940 Act, such ^portfolio shall not acquire any securities of a registered open-end investment company in reliance on Section 12(d)(1)(G) under the 1940 Act.

The Inflation-Linked Securities Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a “majority of the outstanding voting securities” of the Portfolio.

The following nonfundamental investment policies have been adopted by the Fund and each Portfolio. A nonfundamental investment policy may be changed by the Trustees with respect to the Fund without approval by the Fund’s shareholders or, with respect to a Portfolio, without approval of the Fund or its other investors. The Fund and each Portfolio will not:

  make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the

Eaton Vance Short Term Real Return Fund

SAI dated March 1, 2011

  current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or
  invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the 1933 Act and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the Fund or a Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel the Fund or a Portfolio to dispose of such security or other asset. However, the Fund and each Portfolio must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of each Portfolio are responsible for the overall management and supervision of the affairs of the Portfolios. The Trustees and officers of the Trust and each Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and each Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and each Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used in this SAI, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc. and “EVD” refers to Eaton Vance Distributors, Inc. (see "Principal Underwriter" under "Other Service Providers"). EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

As used below, “FRP” refers to Floating Rate Portfolio, “ILSP” refers to Inflation-Linked Securities Portfolio and “IP” refers to Investment Portfolio.

^

Number of Portfolios in Fund Complex Overseen By Trustee(1)

Name and ^Year of Birth	Trust/Portfolio Position(s)	Term of Office and Length of Service	Principal Occupation(s) and Other Relevant Experience During Past Five Years		Other Directorships Held During Last Five Years (2)

Interested Trustee

THOMAS E. FAUST JR.	Trustee	Trustee of the Trust, FRP and IP since 2007 and of ILSP since 2010	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of Eaton Vance and BMR, and Director of EVD. Trustee and/or officer of ^175 registered investment companies and 1 private investment company managed by Eaton Vance or BMR. Mr. Faust is an interested person
			because of his positions with BMR, Eaton Vance, EVC, EVD and EV, which are affiliates of the Trust and Portfolios.	^175	Director of EVC.
^1958

Noninterested Trustees

BENJAMIN C. ESTY	Trustee	Of the Trust, ^FRP and IP since 2005 and of ILSP since 2010	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration.	^175	None
^1963

Eaton Vance Short Term Real Return Fund

SAI dated March 1, 2011

Number of Portfolios in Fund Complex Overseen By Trustee(1)

Name and Year of Birth	Trust/Portfolio Position(s)	Term of Office and Length of Service	Principal Occupation(s) and Other Relevant Experience During Past Five Years		Other Directorships Held During Last Five Years (2)

ALLEN R. FREEDMAN	Trustee	Of the Trust, FRP and IP since 2007 and of ILSP since 2010	Private Investor and Consultant. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	^175	Director of Assurant, Inc. (insurance provider), and Stonemor Partners L.P. (owner and operator of cemeteries).
^1940

WILLIAM H. PARK	Trustee	Of the Trust, FRP and IP since 2003 and of ILSP since 2010	Chief Financial Officer, Aveon Group, L.P. (an investment management firm) (since 2010). Formerly Vice Chairman, Commercial Industrial
Finance Corp. (specialty finance company) (2006-2010). Formerly,
President and Chief Executive Officer, Prizm Capital Management, LLC
(investment management firm) (2002-2005). Formerly, Executive
Vice President and Chief Financial Officer, United Asset Management
Corporation (an institutional investment management firm) (1982-
2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public
			accounting firm) (1972-1981).	^175	None
^1947

RONALD A. PEARLMAN	Trustee	Of the Trust, FRP and IP since 2003 and of ILSP since 2010	Professor of Law, Georgetown University Law Center. Formerly,
Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax
			Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).	^175	None
^1940

HELEN FRAME PETERS	Trustee	Of the Trust, FRP and IP since 2008 and of ILSP since 2010	Professor of Finance, Carroll School of Management, Boston College.
Formerly, Dean, Carroll School of Management, Boston College
(2000-2002). Formerly, Chief Investment Officer, Fixed Income,
Scudder Kemper Investments (investment management firm) (1998-
1999). Formerly, Chief Investment Officer, Equity and Fixed Income,
Colonial Management Associates (investment management firm)
(1991-1998).	^175	Director of BJ’s Wholesale Club,
Inc. (wholesale club retailer).
Formerly, Trustee of SPDR Index
Shares Funds and SPDR Series
Trust (exchange traded funds)
(2000-2009). Formerly, Director
of Federal Home Loan Bank of
Boston (a bank for banks) (2007-
2009).
^1948

LYNN A. STOUT	Trustee	Of the Trust since 1998, of FRP since 2000, of IP since 2002 and of ILSP since 2010	Paul Hastings Professor of Corporate and Securities Law (since 2006)
and Professor of Law (2001-2006), University of California at Los
Angeles School of Law. Professor Stout teaches classes in corporate law and securities regulation and is the author of numerous
			academic and professional papers on these areas.	^175	None
1957

RALPH F. VERNI	Chairman of the Board and Trustee	Chairman of the Board since 2007, Trustee of the Trust, FRP and IP since 2005 and of ILSP since 2010	Consultant and private investor. Formerly, Chief Investment Officer
(1982-1992), Chief Financial Officer (1988-1990) and Director
(1982-1992), New England Life. Formerly, Chairperson, New England
Mutual Funds (1982-1992). Formerly, President and Chief Executive
Officer, State Street Management & Research (1992-2000). Formerly,
Chairperson, State Street Research Mutual Funds (1992-2000).
Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer
			Farm Credit Corp. (2002-2006).	^175	None
1943

(1)	Includes both master and feeder funds in a master-feeder structure.
(2)	During their respective tenures, the Trustees also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

Eaton Vance Short Term Real Return Fund

SAI dated March 1, 2011

Principal Officers who are not Trustees
Term of Office and Length of Service
Name and ^Year of Birth	Trust/Portfolio Position(s)		Principal Occupation(s) During Past Five Years

DUNCAN W. RICHARDSON	President of the Trust	Since 2011*	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, Eaton Vance and BMR. Officer of 88 registered investment companies managed by Eaton Vance or BMR.
^1957

MICHAEL A. ALLISON	Vice President of the Trust	Since 2007	Vice President of Eaton Vance and BMR. Officer of ^27 registered investment companies managed by Eaton Vance or BMR.
^1964

MICHAEL BOTTHOF	Vice President of FRP	Since 2011	Vice President of Eaton Vance and BMR. Officer of 9 registered investment companies managed by Eaton Vance or BMR.
1967

JOHN B. BRYNJOLFSSON	Vice President of the Trust	Since 2010	Chief Investment Officer and Managing Director of Armored Wolf LLC ("Armored Wolf") since
2008. Formerly, Managing Director at PIMCO (2003-2008). Officer of ^17 registered investment companies managed by Eaton Vance or BMR.
^1964

KATHERINE D. CAMERON	Vice President of IP	Since 2011	Vice President of Eaton Vance and BMR. Officer of 2 registered investment companies managed by Eaton Vance or BMR.
^1980

MARIA C. CAPPELLANO	Vice President of the Trust	Since 2010	Assistant Vice President of Eaton Vance and BMR. Officer of 48 registered investment companies managed by Eaton Vance or BMR.
^1967

J. SCOTT CRAIG	Vice President of the Trust	Since 2006	Vice President of Eaton Vance and ^BMR. Officer of ^17 registered investment companies managed by Eaton Vance or BMR.
^1963

^
JAMES H. EVANS	Vice President of the Trust	Since 2010	Vice President of Eaton Vance and BMR since December 2008. Formerly, Senior Vice President and Senior Portfolio Manager, Tax-Exempt Fixed Income at M.D. Sass Investors Services, Inc. (1990
- 2008). Officer of ^23 registered investment companies managed by Eaton Vance or BMR.
^1959

GREGORY R. GREENE	Vice President of the Trust	Since 2006	Managing Director of Fox Asset Management LLC ("Fox") and member of the Investment Committee. Officer of ^18 registered investment companies managed by Eaton Vance or BMR.
^1966

CHRISTINE M. JOHNSTON	Vice President of IP	Since 2003	Vice President of Eaton Vance and BMR. Officer of ^39 registered investment companies managed by Eaton Vance or BMR.
^1972
^
THOMAS H. LUSTER	Vice President of the Trust and President of IFLP	Vice President of the Trust since 2002 and President of ILSP since 2010	Vice President of Eaton Vance and BMR. Officer of 54 registered investment companies managed by Eaton Vance or BMR.
^1962

MICHAEL R. MACH	Vice President of the Trust	Since 2006	Vice President of Eaton Vance and BMR. Officer of ^28 registered investment companies managed by Eaton Vance or BMR.
^1947

ROBERT J. MILMORE	Vice President of the Trust	Since 2006	Vice President of Fox and member of the Investment Committee. ^Officer of ^18 registered investment companies managed by Eaton Vance or BMR.
^1969

J. BRADLEY OHLMULLER	Vice President of the Trust	Since 2008	Principal of Fox and member of the Investment Committee. Officer of ^18 registered investment companies managed by Eaton Vance or BMR.
^1968

Eaton Vance Short Term Real Return Fund

SAI dated March 1, 2011

Term of Office and Length of Service
Name and ^Year of Birth	Trust/Portfolio Position(s)		Principal Occupation(s) During Past Five Years
SCOTT H. PAGE	President of FRP	Since 2007	Vice President of Eaton Vance and BMR. Officer of ^9 registered investment companies managed by Eaton Vance or BMR.
^1959

^
WALTER A. ROW, III	Vice President of the Trust	Since 2007	Vice President of Eaton Vance and BMR. Officer of ^32 registered investment companies managed by Eaton Vance or BMR.
^1957

CRAIG P. RUSS	Vice President of FRP	Since 2007	Vice President of Eaton Vance and BMR. Officer of ^5 registered investment companies managed by Eaton Vance or BMR.
^1963

JUDITH A. SARYAN	Vice President of the Trust	Since 2006	Vice President of Eaton Vance and BMR. Officer of ^60 registered investment companies managed by Eaton Vance or BMR.
^1954

SUSAN SCHIFF	Vice President of IP	Since 2002	Vice President of Eaton Vance and BMR. Officer of ^36 registered investment companies managed by Eaton Vance or BMR.
^1961

RONALD SOLBERG, PH.D.	Vice President of the Trust	Since 2010	Managing Director of Armored Wolf LLC ("Armored Wolf") since 2008. Formerly, Portfolio Manager at Viking Asset Management (2001-2008). Officer of 17 registered investment companies managed by Eaton Vance or BMR.
^1953

ERIC A. STEIN	Vice President of IP	Since 2011	Vice President of Eaton Vance and BMR. Originally joined Eaton Vance in July 2002. Prior to re-joining Eaton Vance in September 2008, Mr. Stein worked at the Federal Reserve Bank of New York (2007-2008) and attended business school in Chicago, Illinois. Officer of 36 registered investment companies managed by Eaton Vance or BMR.
^1980

STEWART D. TAYLOR	Vice President of the Trust	Since 2010	Vice President of Eaton Vance and BMR. Senior Fixed Income Trader for the Investment Grade Fixed Income Team since 2005. Previously, Senior Vice President with Government Perspectives,
LLC and provided institutional fixed income brokerage at Shearson Lehman, Prudential, and Refco (2002-2005). Officer of ^18 registered investment companies managed by Eaton Vance or BMR.
1954^	and ILSP

MARK S. VENEZIA	President of IP	Since 2002	Vice President of Eaton Vance and BMR. Officer of ^39 registered investment companies managed by Eaton Vance or BMR.
^1949

MICHAEL W. WEILHEIMER	Vice President of the Trust	Since 2006	Vice President of Eaton Vance and BMR. Officer of ^25 registered investment companies managed by Eaton Vance or BMR.
1961^

BARBARA E. CAMPBELL	Treasurer	Of the Trust since 2005, of FRP and IP since 2008 and of ILSP since 2010	Vice President of Eaton Vance and BMR. Officer of ^175 registered investment companies managed by Eaton Vance or BMR.
^1957

MAUREEN A. GEMMA	Secretary and Chief Legal Officer	Secretary and Chief Legal Officer of the Trust, FRP and IP since 2007 and 2008, respectively, and of ILSP since 2010	Vice President of Eaton Vance and BMR. Officer of ^175 registered investment companies managed by Eaton Vance or BMR.
^1960

PAUL M. O’NEIL	Chief Compliance Officer	Of the Trust, FRP and IP since 2004 and of ILSP since 2010	Vice President of Eaton Vance and BMR. Officer of ^175 registered investment companies managed by Eaton Vance or BMR.
^1953

* Prior to 2011, Mr. Richardson served as Vice President of the Trust since 2006.

The Board of Trustees has general oversight responsibility with respect to the business and affairs of the Trust and the Fund. The Board has engaged an investment adviser and (if applicable) a sub-adviser (collectively the "adviser") to manage the Fund and an

Eaton Vance Short Term Real Return Fund

SAI dated March 1, 2011

administrator to administer the Fund and is responsible for overseeing such adviser and administrator and other service providers to the Trust and the Fund. The Board is currently composed of ^eight Trustees, including ^seven Trustees who are not "interested persons" of the Fund, as that term is defined in the 1940 Act (each an “Independent Trustee”). In addition to eight regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established five committees to assist the Board in performing its oversight responsibilities.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally. Each Portfolio has the same leadership structure as the Trust.

The Fund and the Trust are subject to a number of risks, including, among others, investment, compliance, operational, and valuation risks. Risk oversight is part of the Board’s general oversight of the Fund and the Trust and is addressed as part of various activities of the Board of Trustees and its Committees. As part of its oversight of the Fund and Trust, the Board directly, or through a Committee, relies on and reviews reports from, among others, Fund management, the adviser, the administrator, the principal underwriter, the Chief Compliance Officer (the “CCO”), and other Fund service providers responsible for day-to-day oversight of Fund investments, operations and compliance to assist the Board in identifying and understanding the nature and extent of risks and determining whether, and to what extent, such risks can be mitigated. The Board also interacts with the CCO and with senior personnel of the adviser, administrator, principal underwriter and other Fund service providers and provides input on risk management issues during meetings of the Board and its Committees. Each of the adviser, administrator, principal underwriter and the other Fund service providers has its own, independent interest and responsibilities in risk management, and its policies and methods for carrying out risk management functions will depend, in part, on its individual priorities, resources and controls. It is not possible to identify all of the risks that may affect the Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals.

The Board, with the assistance of management and with input from the Board's various committees, reviews investment policies and risks in connection with its review of Fund performance. The Board has appointed a Fund Chief Compliance Officer who oversees the implementation and testing of ^the Fund compliance program and reports to the Board regarding compliance matters for the Fund and its principal service providers. In addition, as part of the Board’s periodic review of the advisory, subadvisory (if applicable), distribution and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board approves and periodically reviews valuation policies and procedures applicable to valuing the ^Fund’s shares. The administrator, the investment adviser and the sub-adviser (if applicable) are responsible for the implementation and day-to-day administration of these valuation policies and procedures and provides reports periodically to the Board regarding these and related matters. In addition, the Board or the Audit Committee of the Board receives reports periodically from the independent public accounting firm for the Fund regarding tests performed by such firm on the valuation of all securities, as well as with respect to other risks associated with mutual funds. Reports received from service providers, legal counsel and the independent public accounting firm assist the Board in performing its oversight function. Each Portfolio has the same risk oversight approach as the Fund and the Trust.

The Trust’s Declaration of Trust does not set forth any specific qualifications to serve as a Trustee. The Charter of the Governance Committee also does not set forth any specific qualifications, but does set forth certain factors that the Committee may take into account in considering Independent Trustee candidates. In general, no one factor is decisive in the selection of an individual to join the Board. Among the factors the Board considers when concluding that an individual should serve on the Board are the following: (i) knowledge in matters relating to the mutual fund industry; (ii) experience as a director or senior officer of public companies; (iii) educational background; (iv) reputation for high ethical standards and professional integrity; (v) specific financial, technical or other expertise, and the extent to which such expertise would complement the Board of Trustees’ existing mix of skills, core competencies and qualifications; (vi) perceived ability to contribute to the ongoing functions of the Board of Trustees, including the ability and commitment to attend meetings regularly and work collaboratively with other members of the Board of Trustees; (vii) the ability to qualify as an Independent Trustee for purposes of the 1940 Act and any other actual or potential conflicts of interest involving the individual and the Fund; and (viii) such other factors as the Board determines to be relevant in light of the existing composition of the Board of Trustees.

Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, management, sub-advisers, other service providers, counsel and

Eaton Vance Short Term Real Return Fund

SAI dated March 1, 2011

independent registered public accounting firms, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his or her duties effectively has been attained through the Trustee’s business, consulting, public service and/or academic positions and through experience from service as a Board member in the Eaton Vance Group of Funds (and/or in other capacities, including for any predecessor funds), public companies, or non-profit entities or other organizations as set forth below. Each Trustee’s ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.

In respect of each current Trustee, the individual’s substantial professional accomplishments and experience, including in fields related to the operations of the Eaton Vance Group of Funds, were a significant factor in the determination that the individual should serve as a Trustee. The following is a summary of each Trustee’s particular professional experience and additional considerations that contributed to the Board’s conclusion that he or she should serve as a Trustee: Benjamin C. Esty. Mr. Esty has served as a Trustee in the Eaton Vance Group of Funds since 2005 and is the Chairperson of the Portfolio Management Committee. He is the Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head at the Harvard University Graduate School of Business Administration.

     Thomas E. Faust Jr. Mr. Faust has served as a Trustee in the Eaton Vance Group of Funds since 2007. He is currently Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of Eaton Vance and BMR, and Director of EVD.

     Allen R. Freedman. Mr. Freedman has served as a Trustee in the Eaton Vance Group of Funds since 2007. Mr. Freedman also serves as a Director of Assurant, Inc. and Stonemor Partners L.P. Mr. Freedman was previously a Director of Systems & Computer Technology Corp. from 1983-2004 and Chairman from 2002-2004, a Director of Loring Ward International from 2005-2007 and Chairman and a Director of Indus International, Inc. from 2005-2007. Mr. Freedman was formerly the Chairman and Chief Executive Officer of Fortis, Inc. (predecessor to Assurant, Inc.), a specialty insurance company he founded in 1978 and from which he retired in 2000. Mr. Freedman also previously served as a Director of the Fortis Mutual Funds. Mr. Freedman is a founding director of the Association of Audit Committee Members, Inc.

     William H. Park. Mr. Park has served as a Trustee in the Eaton Vance Group of Funds since 2003 and is the Chairperson of the Audit Committee. He has been Chief Financial Officer of Aveon Group, L.P. since 2010. Previously, Mr. Park served as Vice Chairman of Commercial Industrial Finance Corp. from 2006-2010, as President and Chief Executive Officer of Prizm Capital Management, LLC from 2002-2005, as Executive Vice President and Chief Financial Officer of United Asset Management Corporation from 1982-2001 and as Senior Manager of Price Waterhouse (now PricewaterhouseCoopers) from 1972-1981.

     Ronald A. Pearlman. Mr. Pearlman has served as a Trustee in the Eaton Vance Group of Funds since 2003 and is the Chairperson of the Compliance Reports and Regulatory Matters Committee. He is a Professor of Law at Georgetown University Law Center. Previously, Mr. Pearlman was Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury from 1983-1985 and served as Chief of Staff, Joint Committee on Taxation, U.S. Congress from 1988-1990.

     Helen Frame Peters. Ms. Peters has served as a Trustee in the Eaton Vance Group of Funds since 2008. She is currently a Professor of Finance at Carroll School of Management, Boston College and a Director of BJ’s Wholesale Club, Inc. Formerly, Ms. Peters was the Dean of Carroll School of Management, Boston College from 2000-2002. In addition, Ms. Peters was the Chief Investment Officer, Fixed Income at Scudder Kemper Investments from 1998-1999 and Chief Investment Officer, Equity and Fixed Income at Colonial Management Associates from 1991-1998. Ms. Peters also served as a Trustee of SPDR Index Shares Funds and SPDR Series Trust from 2000-2009 and as a Director of the Federal Home Loan Bank of Boston from 2007-2009.

     Lynn A. Stout. Ms. Stout has served as a Trustee in the Eaton Vance Group of Funds since 1998 and is the Chairperson of the Governance Committee. She has been the Paul Hastings Professor of Corporate and Securities Law at the University of California at Los Angeles School of Law since 2006. Previously, Ms. Stout was Professor of Law at the University of California at Los Angeles School from 2001-2006.

     Ralph F. Verni. Mr. Verni has served as a Trustee in the Eaton Vance Group of Funds since 2005 and is the Independent Chairperson of the Board and the Chairperson of the Contract Review Committee. Mr. Verni was formerly the Chief Investment Officer (from 1982-1992), Chief Financial Officer (from 1988-1990) and Director (from 1982-1992) of New England Life. Mr. Verni was also the Chairperson of the New England Mutual Funds from 1982-1992; President and Chief Executive Officer of State Street Management & Research from 1992-2000; Chairperson of the State Research Mutual Funds from 1992-2000; Director of W.P. Carey, LLC from 1998-2004; and Director of First Pioneer Farm Credit Corp. from 2002-2006.

The Board of Trustees of the Trust and each Portfolio have several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee and the Contract Review Committee. Each of the Committees are comprised of only noninterested Trustees.

Eaton Vance Short Term Real Return Fund

SAI dated March 1, 2011

Mmes. Stout (Chair^) and ^Peters, and Messrs. Esty, Freedman, Park, Pearlman and Verni are members of the Governance Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board of Trustees and the compensation of such persons. During the fiscal year ended October 31, ^2010, the Governance Committee convened ^five times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

Messrs. Park (Chair) and Verni, and Mmes. ^Peters and Stout are members of the Audit Committee. The Board of Trustees has designated Mr. Park, a noninterested Trustee, as audit committee financial expert. The Audit Committee’s purposes are to (i) oversee the Fund and each Portfolio’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of the Fund and each Portfolio’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Fund and each Portfolio’s compliance with legal and regulatory requirements that relate to the Fund and each Portfolio’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of the Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of applicable SEC and stock exchange rules for inclusion in the proxy statement of the Fund. During the fiscal year ended October 31, ^2010, the Audit Committee convened ^fifteen times.

Messrs. Verni (Chair), Esty, Freedman, Park and Pearlman, and Ms. Peters are currently members of the Contract Review Committee. The purposes of the Contract Review Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Fund and Portfolios, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Fund, Portfolios or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the other Committees of the Board of Trustees. During the fiscal year ended October 31, ^2010, the Contract Review Committee convened ^eight times.

Messrs. Esty (Chair) and Freedman, and Ms. Peters are currently members of the Portfolio Management Committee. The purposes of the Portfolio Management Committee are to: (i) assist the Board of Trustees in its oversight of the portfolio management process employed by the Fund and the Portfolios and its investment adviser and sub-adviser(s), if applicable, relative to the Fund’s and Portfolios’ stated objective(s), strategies and restrictions; (ii) assist the Board of Trustees in its oversight of the trading policies and procedures and risk management techniques applicable to the Fund and the Portfolios; and (iii) assist the Board of Trustees in its monitoring of the performance results of all ^funds and portfolios, giving special attention to the performance of certain ^funds and portfolios that it or the Board of Trustees identifies from time to time. During the fiscal year ended October 31, ^2010, the Portfolio Management Committee convened ^ten times.

^Messrs. Pearlman (Chair) and ^Park, and Ms. ^Stout are currently members of the Compliance Reports and Regulatory Matters Committee. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board of Trustees in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Fund and the Portfolios; (ii) serve as a liaison between the Board of Trustees and the Fund’s and Portfolios’ ^CCO^; and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC. During the fiscal year ended October 31, ^2010, the Compliance Reports and Regulatory Matters Committee convened ^thirteen times.

Eaton Vance Short Term Real Return Fund

SAI dated March 1, 2011

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, ^2010^. Interests in a Portfolio cannot be purchased by a Trustee.^

Aggregate Dollar Range of Equity
Securities Owned in All Registered
	Dollar Range of Equity Securities	Funds Overseen by Trustee in the
Name of Trustee	Owned in the Fund	Eaton Vance Fund Complex
Interested Trustee
Thomas E. Faust Jr.	None	over $100,000
Noninterested Trustees
Benjamin C. Esty	None	over $100,000
Allen R. Freedman	None	over $100,000
William H. Park	None	over $100,000^
Ronald A. Pearlman	None	over $100,000
Helen Frame Peters	None	over $100,000
^Lynn A. Stout	None	over $100,000*
Ralph F. Verni	None	over $100,000

*	Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan.

As of December 31, ^2010, no ^Noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, ^2009 and December 31, ^2010, no noninterested Trustee (or their immediate family members) had:

(1)	Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;
(2)	Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or
(3)	Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, ^2009 and December 31, ^2010, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or a Portfolio or any of their immediate family members served as an officer.

Trustees of the Portfolios who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Trustees’ Plan”). Under the Trustees’ Plan, an eligible Trustee may elect to have his or her deferred fees invested by the Portfolios in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees’ Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees in accordance with the Trustees’ Plan will have a negligible effect on the assets, liabilities, and net income per share of ^the Portfolios, and will not obligate the Portfolios to retain the services of any Trustee or obligate the Portfolios to pay any particular level of compensation to the Trustee. Neither the Trust nor any Portfolio has a retirement plan for Trustees.

The fees and expenses of the Trustees of the Trust and each Portfolio are paid by the Fund (and other series of the Trust) and the Portfolios, respectively^. (A Trustee of the Trust and each Portfolio who is a member of the Eaton Vance organization receives no compensation from the Trust and each Portfolio.) During the fiscal year ^ended October 31, 2010, ^the Trustees of the Trust and each Portfolio ^earned the following compensation in their capacities as Trustees from the Trust and each Portfolio. For the year ended December 31, ^2010, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

Eaton Vance Short Term Real Return Fund

SAI dated March 1, 2011

	Benjamin C.	Allen R.	William H.	Ronald A.	Helen Frame	Lynn A.	Ralph F.
Source of Compensation	Esty	Freedman	Park	Pearlman	Peters	Stout	Verni
Trust(2)	$ 2,280	$ 2,082	$ 2,280	$ 2,280	$ 2,082	$ 2,280	$ 3,222
Floating Rate Portfolio	$ 6,195	$ 5,656	$ 6,195	$ 6,195	$ 5,656	$ 6,195(3)	$ 8,753(4)
Inflation-Linked Securities Portfolio	$ 35	$ 32	$ 35	$ 35	$ 32	$ 35	$ 49
Investment Portfolio	$ 2,086	$ 1,905	$ 2,086	$ 2,086	$ 1,905	$ 2,086(3)	$ 2,948(4)
Trust and Fund Complex(1)	$230,000	$210,000	$230,000	$230,000	$210,000	$230,000(5)	$325,000(6)

^

(1)	As of March 1, 2011 the Eaton Vance fund complex consists of 175 registered investment companies or series thereof. Heidi L. Steiger resigned as a Trustee effective November 29, 2010. For the fiscal year ended October 31, 2010, Ms. Steiger received Trustees fees of $2,082 from the Trust, $5,656 from Floating Rate Portfolio, $32 from Inflation-Linked Securities Portfolio and $1,905 from Investment Portfolio. For the calendar year ended December 31, 2010, she received $210,000 from the Trust and Fund Complex.
(2)	The Trust consisted of ^17 Funds as of ^October 31, 2010.
(3)	Includes deferred compensation as follows: Floating Rate Portfolio – $1,^328, Inflation-Linked Securities Portfolio – $^7 and Investment Portfolio – $^446.
(4)	Includes deferred compensation as follows: Floating Rate Portfolio – $4,^795, Inflation-Linked Securities Portfolio – $^26 and Investment Portfolio – $^1,609.
(5)	Includes $45,000 of deferred compensation.
(6)	Includes $162,500 of deferred compensation.

Organization. The Fund is a series of the Trust, which was organized under Massachusetts law on March 27, 1989 and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust’s Bylaws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of

Eaton Vance Short Term Real Return Fund

SAI dated March 1, 2011

the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

^Each Portfolio was organized as a business trust under the laws of the Commonwealth of Massachusetts on December 14, 2009 (February 8, 2010 for ILSP) and intends to be treated as a partnership for federal tax purposes. Prior to that date FRP and IP were organized as New York trusts on June 19, 2000 and on June 18, 2002 respectively. In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio’s Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interests have removed him from that office either by a written declaration filed with the Portfolio’s custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting. The Portfolio’s By-laws provide that the Portfolio will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Portfolio. However, no indemnification will be provided to any Trustee or officer for any liability to the Portfolio or interestholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Portfolio) could be deemed to have personal liability for the obligations of ^a Portfolio. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholders. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. The assets of the Portfolio are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Portfolio’s business and the nature of its assets, management believes that the possibility of the Portfolio’s liability exceeding its assets, and therefore the interestholder’s risk of personal liability, is remote.

^Each Fund may be required to vote on matters pertaining to a Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution “in kind” of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Proxy Voting Policy. The Boards of Trustees of the Trust and the Portfolios have adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the investment adviser and adopted the proxy voting policies and procedures of the investment adviser (the “Policies”). An independent proxy voting service has been

Eaton Vance Short Term Real Return Fund

SAI dated March 1, 2011

retained to assist in the voting of Fund and Portfolio proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The Trustees will review the Fund’s and each Portfolio’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. For a copy of the Fund Policy and Adviser Policies, see Appendix E and Appendix F, respectively. Information on how the Fund and Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

The Fund. For a description of the compensation paid by the Fund to Eaton Vance, as its investment adviser, on the Investable Assets of the Fund up to $1 billion, see the Prospectus. On Investable Assets of $1 billion and over, the annual fee is reduced and the advisory fee is computed as follows:

Investable Assets	Annual Advisory Fee Rate
$1 billion but less than $2.5 billion	0.4800%
$2.5 billion but less than $5 billion	0.4600%
$5 billion and over	0.4500%

At October 31, 2010, the Fund had assets of $33,352,954. For the period from the start of business on April 1, 2010 to October 31, 2010, the Fund’s allocated portion of the investment adviser fees paid by the Portfolios totaled $43,258 and the investment adviser fees paid by the Fund on Investable Assets amounted to $548.

Floating Rate Portfolio. For a description of the compensation paid to the investment adviser on average daily net assets of the Portfolio, see the ^Prospectus. The following table sets forth the net assets of ^the Portfolio and the advisory fees ^for the three fiscal years ended October 31, ^2010:

Advisory Fee for Fiscal Years Ended(1)
Net Assets at
October 31, ^2010	October 31, ^2010	October 31, ^2009	October 31, ^2008
$^6,^496,^895,^727	$^26,^310,^316	$^17,^642,^597	$^23,^832,^329

(1)	For the fiscal years ended October 31, ^2010, ^2009 and ^2008, the advisory fee of Floating Rate Portfolio was reduced by the Portfolio’s allocable portion of the advisory fee of Cash Management Portfolio. For the fiscal year ended October 31, ^2010, the investment advisory fee of the Portfolio totaled $^26,^393,^174, of which $^82,^858 was allocated from Cash Management Portfolio and $^26,^310,^316 was paid or accrued directly by the Portfolio. For the fiscal year ended October 31, ^2009, the investment advisory fee of the Portfolio totaled $^18,^492,^605, of which $^850,^008 was allocated from Cash Management Portfolio and $^17,^642,^597 was paid or accrued directly by the Portfolio. For the fiscal year ended October 31, ^2008, the investment advisory fee of the Portfolio totaled $^24,^109,^418, ^of which $^277,^089 was allocated from Cash Management Portfolio and $^23,^832,^329 was paid or accrued directly by the Portfolio^.

Inflation-Linked Securities Portfolio. For a description of the compensation that the Portfolio pays the investment adviser on average daily net assets up to $1 billion, see the Prospectus. On assets of $1 billion and over, the annual fee is reduced and the advisory fee is computed as follows:

Investable Assets	Annual Advisory Fee Rate
$1 billion but less than $2.5 billion	0.430%
$2.5 billion but less than $5 billion	0.410%
$5 billion and over	0.400%

At October 31, 2010, the Portfolio had net assets of $19,654,644. For the period from the start of business, April 1, 2010 to October 31, 2010, the investment adviser fee was 045% (annualized) of the Portfolio’s average daily net assets and amounted to $24,446, $4,098 of which BMR was allocated.

Eaton Vance Short Term Real Return Fund

SAI dated March 1, 2011

Investment Portfolio. For a description of the compensation ^paid to the ^investment adviser on average daily net assets of the ^Portfolio, see the ^Prospectus. The following table sets forth the net assets of the Portfolio and the advisory fees for the three fiscal years ended October 31, ^2010:

Advisory Fee for Fiscal Year Ended(1)
Net Assets at
October 31, ^2010	October 31, ^2010	October 31, ^2009	October 31, ^2008
$^526,^703,^595	$^2,396,^017	$^880,^899^	$^399,^202

(1)	For the fiscal years ended October 31, ^2010, ^2009 and October 31, ^2008, the advisory fee of Investment Portfolio was reduced by the Portfolio’s allocable portion of the advisory fee of Cash Management Portfolio. For the fiscal year ended October 31, ^2010, the investment advisory fee of the Portfolio totaled $^2,407,^876 of which $^11,^859 was allocated from Cash Management Portfolio and $^2,396,^017 was paid or accrued directly by the Portfolio. For the fiscal year ended October 31, ^2009, the investment advisory fee of the Portfolio totaled $^941,^626, of which $^60,^727 was allocated from Cash Management Portfolio ^and $^880,^899 was paid or accrued directly by the Portfolio. For the fiscal year ended October 31, ^2008, the investment advisory fee of the Portfolio totaled $^441,^771, of which $^42,^569 was allocated from Cash Management Portfolio and $^399,^202 was ^paid or accrued directly by the Portfolio^.

The Investment ^Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio or Fund. The Agreement may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio or Fund, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others. The Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under the laws of The Commonwealth of Massachusetts. EV serves as trustee of BMR and Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of EVC, a Maryland corporation and publicly-held holding company^. BMR is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr., Dorothy E. Puhy, Duncan W. Richardson, Winthrop H. Smith, Jr. and Richard A. Spillane, Jr. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Mr. Faust, Jeffrey P. Beale, Cynthia J. Clemson, Maureen A. Gemma^, Brian D. Langstraat, Michael R. Mach, Frederick S. Marius, Thomas M. Metzold, Scott H. Page, Mr. Richardson, Walter A. Row, III, G. West Saltonstall, Judith A. Saryan, David M. Stein, Payson F. Swaffield, Mark S. Venezia, Michael W. Weilheimer, Robert J. Whelan and Matthew J. Witkos (all of whom are officers of Eaton Vance or its affiliates). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under “Management and Organization,” all of the officers of the Trust (as well as Mr. Faust who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser, principal underwriter, and the Fund and each Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of Eaton Vance and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by a Fund or a Portfolio) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Eaton Vance Short Term Real Return Fund

SAI dated March 1, 2011

Portfolio Managers. The portfolio managers (each referred to as a "portfolio manager") are listed below. Each portfolio manager manages other investment companies and/or investment accounts in addition to the Fund. The following table shows, as of ^the Fund's most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts^	Paying a Performance Fee	Paying a Performance Fee
Thomas H. Luster(1)
Registered Investment Companies	^4	$^359.^8	0	$0
Other Pooled Investment Vehicles	2	$^2,^858.^3	0	$0
Other Accounts	8	$^370.^9	0	$0
Stewart D. Taylor(1)
Registered Investment Companies	^1^	$^19.6^	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	^0	$ ^0	0	$0

^

(1) This portfolio manager serves as portfolio manager of one or more registered investment companies that invests or may invest in one or more underlying registered investment companies in the Eaton Vance fund family. The underlying investment companies may be managed by this portfolio manager or another portfolio manager(s).

The Fund commenced operations on April 1, 2010.

The following table shows the dollar range of shares of the Fund beneficially owned by ^its portfolio manager as of the Fund’s most recent fiscal year ended October 31, 2010 and in the Eaton Vance Family of Funds as of December 31, ^2010. ^Interests in a Portfolio cannot be purchased by a portfolio manager. ^

Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Portfolio Manager	Owned in the Fund	the Eaton Vance Family of Funds

Thomas H. Luster	$10,001-$50,000	$500,001 - $1,000,000

Stewart D. Taylor	$10,001-$50,000	$100,001 - $500,000

It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of ^a Portfolio’s or ^the Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible for on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among a Portfolio or the Fund ^and other accounts he advises. In ^addition, due to differences in the investment strategies or restrictions between a Portfolio or the Fund ^and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to Portfolio or the ^Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. The investment adviser has adopted several policies and procedures designed to address these potential conflicts ^including a code of ^ethics and policies that govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for Eaton Vance and BMR. Compensation of the investment adviser’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and restricted shares of EVC’s nonvoting common stock. The investment adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to the investment adviser’s employees. Compensation of the investment adviser’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Eaton Vance Short Term Real Return Fund

SAI dated March 1, 2011

Method to Determine Compensation. The investment adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by the investment adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The investment adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The investment adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the investment adviser and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of the investment adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Administrative Services. As indicated in the ^Prospectus, Eaton Vance serves as administrator of the Fund, and the Fund is authorized to pay Eaton Vance an annual fee in the amount of 0.15% of average daily net assets for providing administrative services to the Fund. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer the Fund’s affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

As of October 31, 2010, the Fund had net assets of $33,352,954. For the period from the start of business April 1, 2010, to October 31, 2010, Eaton Vance earned administration fees in the amount of $13,744.

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for the Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of the Fund: (1) provides call center services to financial intermediaries and shareholders; (2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to the Fund); (3) furnishes an SAI to any shareholder who requests one in writing or by telephone from the Fund; and (4) processes transaction requests received via telephone. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by the Fund’s transfer agent from fees it receives from the Eaton Vance funds. The Fund will pay a pro rata share of such fee. For the period from the start of business, April 1, 2010, to October 31, 2010, the transfer agent accrued for or paid $21 to Eaton Vance for sub-transfer agency services performed on behalf of the Fund.

Expenses. The Fund and each Portfolio ^is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. The only expenses of the Fund allocated to a particular class are those incurred under the Distribution Plan applicable to that class (if any) and certain other class-specific expenses^.

Eaton Vance Short Term Real Return Fund

SAI dated March 1, 2011

OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. (“EVD"), Two International Place, Boston, MA 02110 is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Trust’s Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Agreement or any applicable Distribution Plan), may be terminated on sixty days’ notice either by such Trustees or by vote of a majority of the outstanding Fund shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is a direct, wholly-owned subsidiary of EVC. Mr. Faust is a Director of EVD. EVD also serves as placement agent for the Portfolios.

Custodian. State Street Bank and Trust Company (“State Street“), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund and each Portfolio. State Street has custody of all cash and securities representing the Fund’s interest in each Portfolio, has custody of each Portfolio’s assets, maintains the general ledger of each Portfolio and the Fund and computes the daily net asset value of interests in each Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with each Portfolio’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and each Portfolio. State Street also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including State Street. It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or each Portfolio and such banks.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, is the independent registered public accounting firm of the Fund and each Portfolio, providing audit and related services, assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. ^BNY Mellon Investment ^Servicing (US) Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for the Fund.

CALCULATION OF NET ASSET VALUE

The net asset value of each Portfolio is ^computed by State Street (as agent and custodian for each Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. The Fund and each Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays and any other business day that the New York Stock Exchange (the "Exchange") is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the Exchange is open for trading (“Portfolio Business Day”) as of the close of regular trading on the Exchange (the “Portfolio Valuation Time”). The value of each investor’s interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor’s share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor’s percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor’s investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor’s investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor’s interest in the Portfolio for the current Portfolio Business Day.

Senior Loans for which reliable market quotations are readily available are valued on the basis of prices furnished by an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser will assess the likelihood that the borrower will make a full repayment on the Senior Loan and, based on the results of that assessment, utilizes one or more of the following valuation techniques: (i) a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality; (ii) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (iii) a discounted cash flow analysis; or (iv) when the investment adviser believes it is likely that a borrower will be

Eaton Vance Short Term Real Return Fund

SAI dated March 1, 2011

liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analysis for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans are valued in the same manner as Senior Loans.

As authorized by the Trustees, most seasoned fixed-rate 30 year MBS are valued through the use of a matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Certain other MBS, including, but not limited to, collateralized mortgage obligations and adjustable rate MBS are valued by independent pricing services. The pricing services consider various factors relating to bonds and/or market transactions to determine market value. Other debt obligations (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by dealers or pricing services. Financial futures contracts listed on commodity exchanges are generally valued at closing settlement prices. ^Exchange-traded ^options are ^valued at the mean ^between the ^bid and asked prices ^at Portfolio Valuation Time, as reported by the Options Price Reporting ^Authority for U.S. listed options or by the relevant Exchange or Board of Trade for non-U.S. listed options. Over-the-counter options are valued at prices obtained from a broker (typically the counterparty to the options) on the valuation day. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities. Such values may be based on valuation models, information provided by market makers or estimates of market values obtained from yield or market data relating to investments or securities with similar characteristics. Short-term obligations and money market securities maturing in sixty days or less typically are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations maturing in sixty days or less are valued at amortized cost as calculated in the base currency and translated into U.S. dollars at the current exchange rate. Equity securities listed on foreign or U.S. securities exchanges generally are valued at the last sale or closing ^price on the day of valuation, or if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally ^traded. Marketable securities listed in the NASDAQ Global Select Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and asked prices on the principal market where the security was traded. Investments for which market quotations are unavailable, including any security the disposition of which is restricted under the Securities Act of 1933, as amended, are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios. Generally, trading in foreign securities, derivative instruments and currencies is substantially completed each day at various times prior to the time a Portfolio calculates its net asset value. If an event materially affecting the values of such securities, instruments or currencies occurs between the time such values are determined and the time net asset value is calculated, such securities, instruments or currencies may be valued at fair value as determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

Foreign securities and currencies held by the Fund or a Portfolio and any other Fund or Portfolio assets or liabilities ^are valued in U.S. dollars, as calculated by ^the custodian based on foreign currency exchange quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities held by the Fund or a Portfolio generally is determined as of the close of trading on the principal exchange on which such securities trade. As described in the Prospectus, valuations of foreign securities may be adjusted from prices in effect at the close of trading on foreign exchanges to more accurately reflect their fair value as of the close of regular trading on the Exchange. In adjusting the value of foreign equity securities, the Fund or a Portfolio may rely on an independent fair valuation service.

Eaton Vance Short Term Real Return Fund

SAI dated March 1, 2011

PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through financial intermediaries which have entered into agreements with the principal underwriter. Shares of the Fund are sold at the offering price, which is the net asset value plus the initial sales charge, if any. The Fund receives the net asset value. The principal underwriter receives the sales charge, all or a portion of which may be reallowed to the financial intermediaries responsible for selling Fund shares. The sales charge table in the Prospectus is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See “Sales Charges”.

In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than the minimum investment amount on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below.

Class I Share Purchases. Class I shares are available for purchase by clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares also are offered to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance and certain Fund service providers; current and retired Directors and Trustees of Eaton Vance funds; employees of Eaton Vance and its affiliates and such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class A and Class C Distribution Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

Additional Information About Redemptions. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Fund or a Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC or redemption fees, if applicable, will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Fund or a Portfolio. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Eaton Vance Short Term Real Return Fund

SAI dated March 1, 2011

Other Information. The Fund’s net asset value per share is normally rounded to two decimal places. In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.

In circumstances where a financial intermediary has entered into an agreement with the Fund or its principal underwriter to exchange shares from one class of the Fund to another, such exchange shall be permitted and any applicable redemption fee will not be imposed in connection with such transaction, provided that the class of shares acquired in the exchange is subject to the same redemption fee. In connection with the exemption from ^the Fund’s policies to discourage short-term trading and market timing and the applicability of any redemption fee to a redemption, asset allocation programs include any investment vehicle that allocates its assets among investments in concert with changes in a model portfolio and any asset allocation programs that may be sponsored by Eaton Vance or its affiliates.

SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to financial intermediaries which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain financial intermediaries whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to financial intermediaries. The principal underwriter may allow, upon notice to all financial intermediaries with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such financial intermediaries may be deemed to be underwriters as that term is defined in the 1933 Act.

Purchases at Net Asset Value. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides investment services, such as management, brokerage and custody, (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or similar ongoing fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; financial intermediaries who have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and “rabbi trusts”, (4) to officers and employees of the Fund’s custodian and transfer agent, and (5) in connection with the ReFlow liquidity program. Class A shares may also be sold at net asset value to registered representatives and employees of financial intermediaries. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the financial intermediary involved in the sale. Any new or revised sales charge or CDSC waiver will be prospective only.

Waiver of Investment Minimums. In addition to waivers described in the Prospectus, minimum investment amounts are waived for current and retired Directors and Trustees of Eaton Vance funds and portfolios, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of the Fund’s custodian and transfer agent. Investments in the Fund by ReFlow in connection with the ReFlow liquidity program are also not subject to the minimum investment amount.

Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

Eaton Vance Short Term Real Return Fund

SAI dated March 1, 2011

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge. Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the financial intermediary and the principal underwriter. If at the time of the recomputation, the financial intermediary for the account has changed, the adjustment will be made only on those shares purchased through the current financial intermediary for the account. If the sales charge rate changes during the 13-month period, all shares purchased or charges assessed after the date of such change will be subject to the then applicable sales charge.

Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of shares owned by the shareholder. ^Class A shares of Eaton Vance U.S. Government Money Market Fund ^cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Share purchases eligible for the right of accumulation are described under "Sales Charges" in the Prospectus. For any such discount to be made available at the time of purchase a purchaser or his or her financial intermediary must provide the principal underwriter (in the case of a purchase made through a financial intermediary) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Tax-Deferred Retirement Plans. Shares may be available for purchase in connection with certain tax-deferred retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

Distribution Plans

The Trust has in effect a compensation-type Distribution Plan for Class A shares (the “Class A Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan is designed to (i) finance activities which are primarily intended to result in the distribution and sales of Class A shares and to make payments in connection with the distribution of such shares and (ii) pay service fees for personal services and/or the maintenance of shareholder accounts to the principal underwriter, financial intermediaries and other persons. The distribution and service fees payable under the Class A Plan shall not exceed ^0.25% of the average daily net assets attributable to Class A shares for any fiscal year. Class A distribution and service fees are paid monthly in arrears. For the distribution and service fees paid by Class A shares, see Appendix A.

The Trust has in effect a compensation-type Distribution Plan for Class C shares (the “Class C ^Plan”) pursuant to Rule 12b-1 under the 1940 Act. Class C pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to financial intermediaries on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter shall be entitled to receive all CDSCs paid or payable with respect to Class C shares, provided that no such sales charge which would cause the Class C to exceed the maximum applicable cap imposed hereon by Rule 2830 of the FINRA Rules shall be imposed.

The Trustees of the Trust believe that the Plan will be a significant factor in the expected growth of the Fund’s assets, and will result in increased investment flexibility and advantages which have benefited and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of the Class C Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the ^Plan and from CDSCs have exceeded the total expenses incurred in distributing Class C shares. For sales commissions and CDSCs, see Appendix B.

The Class C Plan also authorizes the payment of service fees to the principal underwriter, financial intermediaries and other persons in amounts not exceeding an annual rate of 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class C, financial intermediaries currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such dealer. During the first year

Eaton Vance Short Term Real Return Fund

SAI dated March 1, 2011

after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to financial intermediaries at the time of sale. For the service fees paid, see Appendix B.

A Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees then in office. A Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made is required. A Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Trustees, including the Plan Trustees, initially approved the current Plan(s) on February 8, 2010. Any Trustee of the Trust who is an “interested” person of the Trust has an indirect financial interest in a Plan because his or her employer (or affiliates thereof) receives distribution and/or service fees under the Plan or agreements related thereto.

PERFORMANCE

Performance Calculations. Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B and Appendix C.

In addition to the foregoing total return figures, the Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes. The Fund’s performance may differ from that of other investors in a Portfolio, including other investment companies.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period. Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. Actual yield may be affected by variations in sales charges on investments.

Disclosure of Portfolio Holdings and Related Information. The Board of Trustees has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of the Fund. See the Fund’s Prospectus for information on disclosure made in filings with the SEC and/or posted on the Eaton Vance website and disclosure of certain portfolio characteristics. Pursuant to the Policies, information about portfolio holdings of the Fund may ^also be disclosed ^as follows:

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        •^

  Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of the Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the Prospectus; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of the Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. To the extent applicable to an Eaton Vance fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), analytical service providers engaged by the investment adviser (Advent, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc. and The Yield Book, Inc.), proxy evaluation vendors (Institutional Shareholder Servicing Inc.), pricing services (TRPS Mark-to-Market Pricing Service, WM
  Company Reuters Information Services and Non-Deliverable Forward Rates Service, Pricing Direct, FT Interactive Data Corp., Standard & Poor’s Securities Evaluation Service, Inc., SuperDerivatives and Stat Pro.), which receive information as needed to price a particular holding, translation services, lenders under Fund credit facilities (Citibank, N.A. and its affiliates), consultants and other product evaluators (Morgan Stanley Smith Barney LLC) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers). These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged. If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter. Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of the Fund’s Board of Trustees. In addition, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.
  Historical portfolio holdings information: From time to time, the Fund may be requested to provide historic portfolio holdings information or certain characteristics of portfolio holdings that ^have not been made public previously. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings or portfolio characteristics are for a period that is no more recent than the date of the portfolio holdings or portfolio characteristics posted to the Eaton Vance website; the Fund’s portfolio manager and Eaton Vance’s Chief Equity or Chief Income Investment Officer (as appropriate) have reviewed the request and do not believe the dissemination of the information requested would disadvantage Fund shareholders; and the Chief Compliance Officer ("CCO") has reviewed the request to ensure that the disclosure of the requested information does not give rise to a conflict of interest between Fund shareholders and an affiliated service provider.

The Fund, the investment adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning the Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the CCO of the Fund. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of the Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between the Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their next meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning the Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by a Portfolio or the Fund. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Fund.

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TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If the Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund intends to qualifiy as a RIC for its fiscal period ending October 31, 2010. The Fund also seeks to avoid payment of federal excise tax. However, if the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to so elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. ^The Code ^contains a provision codifying the judicial economic substance doctrine, which has traditionally been used by courts to deny tax benefits for transactions that lack economic substance; a strict liability penalty is imposed for an understatement of tax liability due to a transaction’s lack of economic substance.

Because the Fund invests its assets in a Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. For federal income tax purposes, each Portfolio intends to be treated as a partnership that is not a “publicly traded partnership” and, as a result, will not be subject to federal income tax. The Fund, as an investor in a Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio’s income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. Each Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio’s net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If the Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that the Fund qualifies as a RIC and the Portfolios are treated as partnerships for Massachusetts and federal tax purposes, neither the Fund nor the Portfolios should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts^.

For taxable years beginning on or after January 1, 2013, the long-term capital gain rate is scheduled to return to 20%. The maximum rates for ordinary income and short-term capital gain are scheduled to increase to 39.6% for taxable years beginning on or after January 1, 2013.

If the Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of tax-exempt income and net capital gain (if any), will be taxable to the shareholder as dividend income. However, such distributions may be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

The Portfolio or Fund’s investment in zero coupon, and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Portfolio or Fund and, in order to avoid a tax payable by the Fund, the Portfolio or Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.

The Portfolio or Fund may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Portfolio or Fund. Tax rules are not entirely clear about issues such as when the Portfolio or Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income.

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A Portfolio or Fund’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions may be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to a Portfolio or Fund, defer Portfolio or Fund losses, cause adjustments in the holding periods of Portfolio or Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

A Portfolio or Fund’s ^investments in so-called "section 1256 contracts," such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by a Portfolio at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in a Portfolio’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by a Portfolio from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by a Portfolio.

As a result of entering into swap contracts, the Portfolio may make or receive periodic net payments. The Portfolio may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Portfolio has been a party to a swap for more than one year). With respect to certain types of swaps, the Portfolio may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

In certain situations, the Portfolio may, for a taxable year, defer all or a portion of its capital losses realized after October and net ordinary losses incurred after December until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October may affect the tax character of shareholder distributions.

In general, gain or loss on a short sale is recognized when the Portfolio closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered to be capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Portfolio’s hands. Except with respect to certain situations where the property used to close a short sale has a long-term holding period on the date of the short sale, special rules generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of "substantially identical property" held by the Portfolio. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, "substantially identical property" has been held by the Portfolio for more than one year. In general, the Portfolio will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time a Portfolio accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time a Portfolio actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in “passive foreign investment companies” (“PFICs”) could subject a Portfolio to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the PFIC as a “qualified electing fund”.

If the Portfolio were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, the Fund or a Portfolio might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the ^Fund or a Portfolio, and such amounts would be subject to the distribution requirements described above. In order to make this election, the Portfolio would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, if the Portfolio were to make a mark-to-market election with respect to a PFIC, the Portfolio would be treated as if it had sold and repurchased the PFIC stock at the end of each year. In such case, the Portfolio would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. This election must be made separately for each PFIC, and once

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made, would be effective for all subsequent taxable years unless revoked with the consent of the IRS. The Portfolio may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock in any particular year. As a result, the Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the 4% excise tax.

^Under current law, tax-exempt investors generally will not recognize unrelated business taxable income ("UBTI") from distributions from the Fund. Notwithstanding the foregoing, a tax-exempt shareholder could recognize UBTI if shares in the Fund constitute debt-financed property in the hands of a tax-exempt shareholder within the meaning of Code section 514(b). In addition, certain types of income received by the Portfolio from REITs, real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause the Portfolio to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders such excess inclusion income may: (1) constitute taxable income as ^UBTI for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) not be offset by otherwise allowable deductions for tax purposes; (3) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (4) cause the Portfolio to be subject to tax if certain “disqualifed organizations" as defined by the Code are Fund shareholders.

Each Portfolio or Fund may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of the Portfolio or Fund will consist of securities issued by foreign corporations, the Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by the Portfolios and allocated to the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

For taxable years beginning on or before December 31, ^2012, distributions of investment income derived from certain dividend-paying stocks designated by the Fund as derived from “qualified dividend income” will be taxed in the hands of individual shareholders at the rates applicable to long-term capital ^gains, provided holding period and other requirements are met at both the shareholder and Fund level. Dividends subject to these special rules are not actually treated as capital gains, however, and thus are not included in the computation of an individual’s net capital gain and generally cannot be used to offset capital losses^.

A portion of distributions made by the Fund which are derived from dividends from domestic corporations may qualify for the dividends-received deduction (“DRD”) for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally more than 45 days during the 91-day period beginning 45 days before the ex-dividend date or if the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder’s shares. Distributions eligible for the DRD may give rise to or increase ^the alternative minimum tax for certain corporations.

Generally, upon sale or exchange of shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the basis in shares. A redemption of shares by the Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one ^year, currently taxed at a rate of 15%, and short-term capital gain or loss if the shares are held for one year or less.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Fund shares (or shares of another fund) on or before January 31 of the following calendar year pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

Dividends and distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they are made out of a Fund’s earnings and profits, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required

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to be distributed even when the Fund’s net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

The Code imposes a 3.8% Medicare contribution tax on unearned income of certain U.S. individuals, estates and trusts. For individuals, the tax is on the lesser of the “net investment income” and the excess of modified adjusted gross income over $200,000 (or $250,000 if married filing jointly). Net investment income includes interest, dividends, and gross income and capital gains derived from passive activities and trading in securities or commodities. Net investment income is reduced by deductions “properly allocable” to this income. This tax is effective with respect to amounts received, and taxable years beginning, after December 31, 2012.

In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person^” or "foreign shareholder") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). The withholding tax does not apply to regular dividends paid to a foreign person who provides a Form W-8ECI, certifying that the dividends are effectively connected with the foreign person’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the foreign person were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or lower treaty rate). A foreign person who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

For taxable years beginning before January 1, ^2012, properly-^reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may ^report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary ^may withhold even if the Fund ^reports the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.^ ^ For taxable years beginning before January 1, ^2012, distributions that the Fund ^reports as “short-term capital gain dividends” or “long-term capital gain dividends” ^will not ^be treated as such to a recipient foreign shareholder if the distribution ^is attributable to gain received from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and the Fund’s direct or indirect interests in U.S. real property exceeded certain levels. Instead, if the foreign shareholder ^has not owned more than 5% of the outstanding shares of ^the Fund at any time during the one year period ending on the date of distribution, such distributions ^will be subject to 30% withholding by the Fund and ^will be treated as ordinary dividends to the foreign shareholder; if the foreign shareholder owned more than 5% of the outstanding shares of the Fund at any time during the one year period ending on the date of the distribution, such distribution ^will be treated as real property gain subject to 35% withholding tax and could subject the foreign shareholder to U.S. filing requirements. Additionally, if the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from ^the Fund on or before December 31, ^2011 could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of ^the Fund’s shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of ^the Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years^REAL PROPERTY VARIABLE

In addition, the same rules apply with respect to distributions to a foreign shareholder from the Fund and redemptions of a foreign shareholder’s interest in the Fund attributable to a REIT’s distribution to the Fund of gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation, if the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels. The rule with respect to distributions and redemptions attributable to a REIT’s distribution to the Fund will not expire for taxable years beginning on or after January 1, 2012.

The rules laid out in the previous two paragraphs, other than the withholding rules, will apply notwithstanding the Fund’s participation in a wash sale transaction or its payment of a substitute dividend.

Provided that 50% or more of the value of the Fund’s stock is held by U.S. shareholders, distributions of U.S. real property interests (including securities in a U.S. real property holding corporation, unless such corporation is regularly traded on an established

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securities market and the Fund has held 5% or less of the outstanding shares of the corporation during the five-year period ending on the date of distribution) occurring on or before December 31, 2011, in redemption of a foreign shareholder’s shares of the Fund will cause the Fund to recognize gain. If the Fund is required to recognize gain, the amount of gain recognized will equal to the fair market value of such interests over the Fund’s adjusted bases to the extent of the greatest foreign ownership percentage of the Fund during the five-year period ending on the date of redemption.

^Beginning with payments made after December 31, 2012, the Code will impose a U.S. withholding tax of 30% on payments (including gross proceeds) that are attributable to certain U.S. investments and made to a non-U.S. financial institution, including a non-U.S. investment fund. The Fund will withhold at this rate on certain of its distributions unless any non-U.S. financial institution shareholder complies with certain reporting requirements to the IRS in respect of its direct and indirect U.S. ^investors. Non-U.S. financial institution shareholders should consult their own tax advisors regarding the possible implications of these requirements on their investment in the Fund.

Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through ^2012. The backup withholding rate will be 31% for amounts paid thereafter. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Under Treasury regulations, if a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under certain circumstances, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

The foregoing discussion does not address all of the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in the Fund.

^

PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the broker-dealer firm, are made by the investment adviser of each Portfolio and the Fund (each referred to herein as the "investment adviser"). References in this section to Portfolio includes the Fund. The Fund or Portfolio is responsible for the expenses associated with its portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with one or more broker-dealer firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which in the investment adviser’s judgment are advantageous to the client and at a reasonably competitive spread or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the broker-dealer firm’s services including the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in other transactions, and the ^amount of the spread or commission, if any. In addition, the investment adviser may consider the receipt of ^Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for the Portfolio or Fund. The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States.

Eaton Vance Short Term Real Return Fund

SAI dated March 1, 2011

There is generally no stated commission in the case of securities traded in the over-the-counter ^markets including transactions in fixed-income securities which are generally purchased and sold on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers. ^Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such ^obligations, and the difference between the bid and asked price ^is customarily referred to as the spread. Fixed-income transactions may also be transactions directly with the issuer of the obligations. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser’s clients in part for providing brokerage and research services to the investment adviser.

^

Pursuant to the safeharbor provided in Section 28(e) of the Securities Exchange Act of 1934, as amended, a broker or dealer who executes a portfolio transaction on behalf of the investment adviser client may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of the overall responsibility which the investment adviser and its affiliates have for accounts over which they exercise investment discretion.

"Research ^Services" as used herein includes any and all brokerage and research services to the extent permitted by Section 28(e) of the ^Securities and Exchange Act of 1934, as amended. Generally, Research Services may include, but are not limited to, such matters as research, analytical and quotation services, data, information and other services products and materials which assist the investment adviser in the performance of its investment responsibilities. More specifically, Research Services may include general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, certain news and information services, and certain research oriented computer software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients. The investment adviser may also receive brokerage and Research Services from underwriters and dealers in fixed-price offerings.

^

Research Services provided by (and produced by) broker-dealers that execute portfolio transactions or from affiliates of executing broker-dealers are referred to as “Proprietary Research”. The investment adviser may and does consider the receipt of Proprietary Research Services as a factor in selecting broker dealers to execute client portfolio transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. The investment adviser also may consider the receipt of Research Services under so called “client commission arrangements” or “commission sharing arrangements” (both referred to as “CCAs”) as a factor in selecting broker dealers to execute transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. Under a CCA arrangement, the investment adviser may cause client accounts to effect transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions paid on those transactions to a pool of commission credits that are paid to other firms that provide Research Services to the investment adviser. Under a CCA, the broker-dealer that provides the Research Services need not execute the trade. Participating in CCAs may enable the investment adviser to consolidate payments for research using accumulated client commission credits from transactions executed through a particular broker-dealer to periodically pay for Research Services obtained from and provided by other firms, including other broker-dealers that supply Research Services. The investment adviser believes that CCAs offer the potential to optimize the execution of trades and the acquisition of a variety of high quality Research Services that the investment adviser might not be provided access to absent CCAs. The investment adviser will only enter into and utilize CCAs to the extent permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended.

The investment companies sponsored by the investment adviser or its affiliates may also allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other ^investment companies, which

Eaton Vance Short Term Real Return Fund

SAI dated March 1, 2011

information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided ^to various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Securities considered as investments for each Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by each Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “new” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where each Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to each Portfolio from time to time, it is the opinion of the Trustees of the Trust and each Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid during periods indicated in each table, as well as the amount of Portfolio or Fund security transactions for the most recent fiscal year (if any) that were directed to firms that provided some Research Services to the investment adviser or its affiliates (see above), and the commissions paid in connection therewith.

Commissions Paid on
				Amount of Transactions	Transactions
				Directed to Firms	Directed to Firms
	Brokerage Commissions Paid for the Fiscal Year Ended			Providing Research	Providing Research
Fund/Portfolio	10/31/10	10/31/09	10/31/08	10/31/10	10/31/10
Short Term Real Return Fund*	$ 0	n/a	n/a	$ 0	$ 0
Floating Rate Portfolio	$ 80	$ 0	$ 0	$48,649	$ 80
Inflation-Linked Securities
Portfolio*	$ 0	n/a	n/a	$ 0	$ 0
Investment Portfolio	$24,168	$ 0	$ 7	$24,168	$24,168
*The Fund and Portfolio commenced operations on April 1, 2010.

FINANCIAL STATEMENTS

^

The audited financial statements of, and the report of the independent registered public accounting firm for the Fund and Inflation-Linked Securities Portfolio appear in the Fund's most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information and the reports of the independent registered accounting firm for the Fund and the Portfolio listed below for the fiscal year ended October 31, 2010, as previously filed electronically with the SEC: Eaton Vance Short Term Real Return Fund Inflation-Linked Securities Portfolio (Accession No. 0000950123-10-116849)

Eaton Vance Short Term Real Return Fund

SAI dated March 1, 2011

APPENDIX A

^Class A Fees, Performance & Ownership

^

Sales Charges and Distribution and Service Fees. For the period from start of business April 1, 2010 to the fiscal year ended October 31, 2010, the following table shows (1) total sales charges paid by the Fund, (2) sales charges paid to financial intermediaries, (3) sales charges paid to the principal underwriter, (4) CDSC payments to the principal underwriter, (5) total distribution and service fees paid by the Fund, and (6) distribution and service fees paid to financial intermediaries. Distribution and service fees that were not paid to financial intermediaries were retained by the principal underwriter.

			CDSC Paid to	Total Distribution	Distribution and Service Fees
Total Sales	Sales Charges to	Sales Charges to	Principal	and Service	Paid to
Charges Paid	Financial Intermediaries	Principal Underwriter	Underwriter	Fees Paid	Financial Intermediaries

$13,253	$10,949	$2,304	$0	$2,109	$51

Performance Information. Because this Class of the Fund does not have a full fiscal year of performance, no after-tax return is provided.

Control Persons and Principal Holders of Securities. At February 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

American Enterprise Investment Services	Minneapolis, MN	61.7%
Pershing LLC	Jersey City, NJ	8.5%

Beneficial owners of 25% or more of a Class are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

Eaton Vance Short Term Real Return Fund

SAI dated March 1, 2011

APPENDIX B

Class C Fees, Performance & Ownership

^

Distribution and Service Fees. For the period from start of business April 1, 2010 to the fiscal year ended October 31, 2010, the following table shows (1) sales commissions paid by the principal underwriter to financial intermediaries on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) service fees paid under the Distribution Plan, and (5) service fees paid to financial intermediaries. The service fees paid by the Fund that were not paid to financial intermediaries were retained by the principal underwriter.

Commission Paid
by Principal	Distribution Fee			Service Fees
Underwriter to	Paid to	CDSC Paid to	Service	Paid to
Financial Intermediaries	Principal Underwriter	Principal Underwriter	Fees	Financial Intermediaries

$5,719	$1,084	$0	$51,000 (6.0%)	$357

Control Persons and Principal Holders of Securities. At February 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

American Enterprise Investment Services	Minneapolis, MN	16.9%
American Enterprise Investment Services	Minneapolis, MN	11.6%
NFS LLC FEBO Wieslaw & Edward Sokolowski	Ludlow, MA	5.2%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

Eaton Vance Short Term Real Return Fund

SAI dated March 1, 2011

APPENDIX C

Class I ^Performance & Ownership

^

Performance Information. Because this Class of the Fund does not have a full fiscal year of performance, no after-tax return is provided.

Control Persons and Principal Holders of Securities. At February 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Eaton Vance Management                     Boston, MA                     96%

Beneficial owners of 25% or more of a Class are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

Eaton Vance Short Term Real Return Fund

SAI dated March 1, 2011

APPENDIX D

RATINGS

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

MOODY’S INVESTORS SERVICE, INC. (“Moody’s”)

LONG-TERM CORPORATE OBLIGATIONS RATINGS

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM CORPORATE OBLIGATION RATINGS

Moody’s short term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability ^to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime ratings categories.

ISSUER RATINGS

Issuer Ratings are opinions of the ability of entities to honor senior unsecured financial obligations and contracts. Moody’s expresses Issuer Ratings on its general long-term and short-term scales.

US MUNICIPAL RATINGS

Moody’s municipal ratings are opinions of the investment quality of issuers and issues in the U.S. municipal market. As such, these ratings incorporate assessment of the default probability and loss severity of these issuers and issues. The default and loss content for Moody’s municipal long-term rating scale differs from Moody’s general long-term scale. Historical default and loss rates for obligations rated on the US Municipal Scale are significantly lower that for similarly rated corporate obligations. It is important that users of Moody’s ratings understand these differences when making rating comparisons between the Municipal and Global scales.

Eaton Vance Short Term Real Return Fund

SAI dated March 1, 2011

US MUNICIPAL LONG-TERM DEBT RATINGS

Municipal Ratings are based upon the analysis of five primary factors related to municipal finance: market position, financial position, debt levels, governance, and covenants. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality’s ability to repay its debt.

Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal and tax-exempt issuers.

A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C: Issuers or issues rated Caa demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

US MUNICIPAL SHORT-TERM OBLIGATION RATINGS AND DEMAND OBLIGATION RATINGS

Short-Term Obligation Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels--MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expires at the maturity of the obligation.

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-band access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins or protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term rating and demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR., e.g., Aaa/NR or NR/VMIG.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

Eaton Vance Short Term Real Return Fund

SAI dated March 1, 2011

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

STANDARD & POOR’S RATINGS GROUP (“S&P”)

ISSUE CREDIT RATINGS DEFINITIONS

Issue credit ratings can be either long or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days--including commercial paper. Short-term ratings are also used to indicated the creditworthiness of an obligor with respect to put-features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based in varying degrees on the following considerations:

Likelihood of payment, capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation.

Nature of and provisions of the obligations;

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

LONG-TERM ISSUE CREDIT RATINGS:

AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligors only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, and CC and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or, economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

Eaton Vance Short Term Real Return Fund

SAI dated March 1, 2011

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: A obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligation is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1: A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-2: A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3: A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

ISSUER CREDIT RATINGS ^DEFINITIONS

Issuer credit ratings are based on current information furnished by obligors or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any issuer credit rating and may, on occasion, rely on unaudited financial information. Issuer credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances. Issuer credit ratings can either be long or short term. Short-term issuer credit ratings reflect the obligor’s creditworthiness over a short-term horizon.

LONG-TERM ISSUER CREDIT RATINGS

AAA: An obligor rated ‘AAA’ has extremely strong capacity to meet its financial commitments. ‘AAA’ is the highest issuer credit rating assigned by S&P.

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SAI dated March 1, 2011

AA: An obligor rated ‘AA’ has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.

A: An obligor rated ‘A’ has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

BBB: An obligor rated ‘BBB’ has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

BB, B, CCC and CC

Obligors rated ‘BB’, ‘B’, ‘CCC’, and ‘CC’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘CC’ the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligor ‘BB’ is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B: An obligor rated ‘B’ is more vulnerable than the obligors rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meets its financial commitments.

CCC: An obligor rated ‘CCC’ is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

CC: An obligor rated ‘CC’ is currently highly vulnerable.

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see S&P’s issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D: An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its obligations (rated or unrated) when it came due. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see S&P’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

NR: An issuer designated NR is not rated.

SHORT-TERM ISSUER CREDIT RATINGS

A-1: An obligor rated ‘A-1’ has strong capacity to meet its financial commitments. It is rated in the highest category by S&P. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.

A-2: An obligor rated ‘A-2’ has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3: An obligor rated ‘A-3’ has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B: An obligor rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. Ratings ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B-1: Obligors with a ‘B-1’ short-term rating have a relatively stronger capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

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SAI dated March 1, 2011

B-2: Obligors with a ‘B-2’ short-term rating have an average speculative-grade capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-3: Obligors with a ‘B-3’ short-term rating have a relatively weaker capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

C: An obligor rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see S&P’s issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D: An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its obligations (rated or unrated) when it came due. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see S&P’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

NR: An issuer designated as NR is not rated.

MUNICIPAL RATINGS

SHORT-TERM NOTES: An S&P U.S. municipal note ratings reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note. Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt will be given a plus(+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

FITCH RATINGS

LONG-TERM CREDIT RATINGS

Investment Grade

AAA: Highest credit quality ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. The capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. The capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions that is the case for higher ratings.

BBB: Good credit quality. ‘BBB’ ratings indicate that they are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB: Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.

Securities rated in this category are not investment grade. The obligor’s ability to pay interest and repay principal may be affected

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over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Highly speculative. For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery of Rating ‘RR1’ (outstanding).

CCC: For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘RR2’ (superior), ‘RR3’ (good) or ‘RR4’ (average).

CC: For issuers and performing obligations, default of some kind appears probable.

For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of 'RR4' (average) or 'RR5' (below average).

C: For issuers performing obligations, default is imminent.

For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘RR6’ (poor).

RD: Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D: Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following: Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation; The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated 'D' upon a default. Defaulted and distressed obligations typically are rated along the continuum of 'C' to 'B' ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the 'B' or 'CCC-C' categories.

Default is determined by reference to the terms of the obligations' documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation's documentation, or where it believes that default ratings consistent with Fitch's published definition of default are the most appropriate ratings to assign.

Notes to Long-Term ratings:

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Short-Term Credit Ratings

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

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F1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to Short-Term ratings:

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

DESCRIPTION OF INSURANCE FINANCIAL STRENGTH RATINGS

Moody’s Investors Service, Inc. Insurance Financial Strength Ratings

Moody’s Insurance Financial Strength Ratings are opinions of the ability of insurance companies to repay punctually senior policyholder claims and obligations. Specific obligations are considered unrated unless they are individually rated because the standing of a particular insurance obligation would depend on an assessment of its relative standing under those laws governing both the obligation and the insurance company. Insurance Companies rated Aaa offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Standard &Poor’s Insurance Financial Strength Ratings

A S&P insurer financial strength rating is a current opinion of the financial security characteristics of an insurance organization with respect to its ability to pay under its insurance policies and contracts in accordance with their terms. Insurer financial strength ratings are also assigned to health maintenance organizations and similar health plans with respect to their ability to pay under their policies and contracts in accordance with their terms. This opinion is not specific to any particular policy or contract, nor does it address the suitability of a particular policy or contract for a specific purpose or purchaser. Furthermore, the opinion does not take into account deductibles, surrender or cancellation penalties, timeliness of payment, nor the likelihood of the use of a defense such as fraud to deny claims. For organizations with cross-border or multinational operations, including those conducted by subsidiaries or branch offices, the ratings do not take into account potential that may exist for foreign exchange restrictions to prevent financial obligations from being met. Insurer financial strength ratings are based on information furnished by rated organizations or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may on occasion rely on unaudited financial information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances. Insurer financial strength ratings do not refer to an organization's ability to meet nonpolicy (i.e. debt) obligations. Assignment of ratings to debt issued by insurers or to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of insurer financial strength ratings, and follows procedures consistent with issue credit rating definitions and practices. Insurer financial strength ratings are not a recommendation to purchase or discontinue any policy or contract issued by an insurer or to buy, hold, or sell any security issued by an insurer. A rating is not a guaranty of an insurer's financial strength or security. An insurer rated ‘AAA’ has extremely strong financial security characteristics. ‘AAA’ is the highest insurer financial strength rating assigned by S&P.

Fitch Insurer Financial Strength Ratings

The Fitch Insurer Financial Strength (“IFS”) Rating provides an assessment of the financial strength of an insurance organization. The IFS Rating is assigned to the insurance company's policyholder obligations, including assumed reinsurance obligations and contract holder obligations, such as guaranteed investment contracts. The IFS Rating reflects both the ability of the insurer to meet these obligations on a timely basis, and expected recoveries received by claimants in the event the insurer stops making payments or payments are interrupted, due to either the failure of the insurer or some form of regulatory intervention. In the context of the IFS Rating, the timeliness of payments is considered relative to both contract and/or policy terms but also recognizes the possibility of reasonable delays caused by circumstances common to the insurance industry, including claims reviews, fraud investigations and

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coverage disputes. The IFS Rating does not encompass policyholder obligations residing in separate accounts, unit-linked products or segregated funds, for which the policyholder bears investment or other risks. However, any guarantees provided to the policyholder with respect such obligations are included in the IFS Rating. Expected recoveries are based on Fitch's assessments of the sufficiency of an insurance company's assets to fund policyholder obligations, in a scenario in which payments have been ceased or interrupted. Accordingly, expected recoveries exclude the impact of recoveries obtained from any government sponsored guaranty or policyholder protection funds. Expected recoveries also exclude the impact of collateralizing or security, such as letters of credit or trusteed assets, supporting select reinsurance obligations. IFS Ratings can be assigned to insurance and reinsurance companies in any insurance sector, including the life & annuity, non-life, property/casualty, health, mortgage, financial guaranty, residual value and title insurance sectors, as well as to managed care companies such as health maintenance organizations. The IFS Rating does not address the quality of an insurer's claims handling services or the relative value of products sold. ‘AAA’ IFS Rating is exceptional strong. ‘AAA’ IFS Rating denotes the lowest exception of ceased or interrupted payments. They are assigned only in the case of exceptionally strong capacity to meet policyholder and contract obligations on a timely basis. This capacity is highly unlikely to be adversely affected by foreseeable events.

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SAI dated March 1, 2011

APPENDIX E

EATON VANCE FUNDS

PROXY VOTING POLICY AND PROCEDURES

I. Overview

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II. Delegation of Proxy Voting Responsibilities

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section V below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III. Delegation of Proxy Voting Disclosure Responsibilities

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV. Conflict of Interest

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or ^any committee, sub-committee or group of Independent Trustees identified by such Board (as long as such committee, sub-committee or group contains at least two or more Independent Trustees), concerning the material conflict.

Once the Adviser notifies the relevant Board(s), ^committee, sub-committee or group of Independent Trustees of the Board, of the material conflict, the Board(s), committee, sub-committee or ^group of Independent Trustees, shall convene a meeting to review and consider all relevant materials related to the proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the Board, committee, ^sub-committee or group of Independent Trustees and make reasonably available appropriate personnel to discuss the matter upon request. The Board, committee, ^sub-committee or group of Independent Trustees will instruct the Adviser on the appropriate course of action. If the Board, ^committee, sub-committee or group of Independent Trustees is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s)

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involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee, ^ sub-committee or group of Independent Trustees at its next meeting. Any determination regarding the voting of proxies of each Fund that is made by the ^committee, sub-committee or group of Independent Trustees shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V. Reports

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

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APPENDIX F

EATON VANCE MANAGEMENT

BOSTON MANAGEMENT AND RESEARCH

PROXY VOTING POLICIES AND PROCEDURES

I. Introduction

Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures. These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

II. Overview

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients. These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

Each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with customized policies, as approved by the Boards of Trustees of the Eaton Vance Funds and, with respect to proxies referred back to the Adviser by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder Services Inc. Proxies will be voted in accordance with client-specific guidelines and an Eaton Vance Fund’s sub-adviser’s proxy voting policies and procedures, if applicable.

No set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to the Adviser by the Agent) may seek insight from the Proxy Group established by the Advisers. The Proxy Group will assist in the review of the Agent’s recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may change at the Advisers’ discretion.

III. Roles and Responsibilities

A. Proxy Administrator

The Proxy Administrator will assist in the coordination of the voting of each client’s proxy in accordance with the Guidelines below and the Funds’ Proxy Voting Policy and Procedures. The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines. Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

B. Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of proxies. The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. The Agent is required to vote and/or refer all proxies in accordance with the Guidelines below. The Agent shall retain a record of all proxy votes handled by the Agent. Such record must reflect all of the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act of

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1940. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C. Proxy Group

The Adviser shall establish a Proxy Group which shall assist in the review of the Agent’s recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may be amended from time to time at the Advisers’ discretion.

For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.

If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by the Advisers, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

IV. Proxy Voting Guidelines ("Guidelines")

A. General Policies

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of the Advisers to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted. In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these Guidelines when voting proxies on behalf of its clients. The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton Vance Funds.

B. Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

C. Proposals Regarding Mutual Fund Proxies – Disposition of Assets/Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to the Disposition of Assets/Termination/Liquidation and Mergers contained in mutual fund proxies.

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D. Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

E. Social and Environmental Issues

The Advisers generally support management on social and environmental proposals.

F. Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.

1. WITHIN-GUIDELINES VOTES: Votes in Accordance with the Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Administrator recommends a vote within Guidelines and/or, where applicable, in accordance with the Agent’s recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.

2. NON-VOTES: Votes in Which No Action is Taken

The Proxy Administrator may recommend that a client refrain from voting under the following circumstances: (i) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or (ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Administrator may instruct the Agent not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a client's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for herein.

3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy Administrator will forward the Agent’s analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent as it deems necessary. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group. The Adviser will provide a report to the Boards of Trustees of the Eaton Vance Funds reflecting any votes cast contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

V. Recordkeeping

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

  A copy of the Advisers’ proxy voting policies and procedures;
  Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s EDGAR database or are kept by the Agent and are available upon request;
  A record of each vote cast;
  A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
  Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

Eaton Vance Short Term Real Return Fund

SAI dated March 1, 2011

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

VI. Assessment of Agent and Identification and Resolution of Conflicts with Clients

A. Assessment of Agent

The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

B. Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps:

• Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.

• A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.

• The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Proxy Group.

• If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and (iii) record the existence of the material conflict and the resolution of the matter.

• If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists between the relevant Adviser and its clients. If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:

  The client, in the case of an individual or corporate client;
  In the case of a Fund, its board of directors, any committee or sub-committee or group of Independent Trustees (as long as such committee, sub-committee or group contains at least two or more Independent Trustees); or
  The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data. The Advisers shall review such information on a monthly

Eaton Vance Short Term Real Return Fund

SAI dated March 1, 2011

basis. The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator. Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

Eaton Vance Short Term Real Return Fund

SAI dated March 1, 2011

PART C - OTHER INFORMATION
Item 28. Exhibits (with inapplicable items omitted)
(a)	(1)	Amended and Restated Declaration of Trust dated September 27, 1993, filed as Exhibit (1)(a) to
Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

	(2)	Amendment to the Declaration of Trust dated June 23, 1997 filed as Exhibit (1)(b) to Post-Effective
Amendment No. 48 filed October 10, 1997 (Accession No. 0000950156-97-000868) and
incorporated herein by reference.

	(3)	Amendment dated August 11, 2008 to the Declaration of Trust filed as Exhibit (a)(1)(3) to Post-
Effective Amendment No. 90 filed August 28, 2008 (Accession No. 0000940394-08-001208)
and incorporated herein by reference.

	(4)	Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest
Without Par Value as amended and restated effective August 9, 2010 filed as Exhibit (a)(4) to Post-
Effective Amendment No. 108 filed September 27, 2010 (Accession No. 0000940394-10-
001000) and incorporated herein by reference.

(b)	(1)	By-Laws filed as Exhibit (2)(a) to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

	(2)	Amendment to By-Laws dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective
Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

	(3)	Amendment to By-Laws dated June 18, 2002 filed as Exhibit (b)(3) to Post-Effective Amendment
No. 65 filed October 23, 2002 and incorporated herein by reference.

	(4)	Amendment to By-Laws dated February 7, 2005 filed as Exhibit (b)(4) to Post-Effective
Amendment No. 74 filed April 29, 2005 (Accession No. 0000940394-05-000457) and
incorporated herein by reference.

	(5)	Amendment to By-Laws dated December 11, 2006 filed as Exhibit (b)(5) to Post-Effective
Amendment No. 83 filed December 27, 2006 and incorporated herein by reference.

	(6)	Amendment to By-Laws dated August 11, 2008 filed as Exhibit (b)(6) to Post-Effective Amendment
No. 90 filed August 28, 2008 (Accession No. 0000940394-08-001208) and incorporated herein by reference.

(c)		Reference is made to Item 28(a) and 28(b) above.

(d)	(1)	Investment Advisory Agreement with Eaton Vance Management for EV Traditional Emerging Growth
Fund dated December 31, 1996 filed as Exhibit (5)(e) to Post-Effective Amendment No. 45 filed
December 31, 1996 (Accession No. 0000940394-96-000391) and incorporated herein by reference.

	(2)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Institutional Short
Term Income Fund dated October 21, 2002 filed as Exhibit (d)(2) to Post-Effective Amendment No.
66 filed December 30, 2002 (Accession No. 0000940394-02-000786) and incorporated herein by reference.

	(3)	Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton
Vance Small-Cap Value Fund, and Boston Management and Research dated April 13, 2004 filed as
Exhibit (d)(3) to Post-Effective Amendment No. 70 filed April 28, 2004 (Accession No.
0000940394-04-000434) and incorporated herein by reference.

	(4)	Investment Sub-Advisory Agreement between Boston Management and Research and Fox Asset
Management LLC for Eaton Vance Small-Cap Value Fund dated April 13, 2004 filed as Exhibit
(d)(4) to Post-Effective Amendment No. 70 filed April 28, 2004 and incorporated herein by reference.

(5)			Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton
Vance Real Estate Fund, and Eaton Vance Management dated February 13, 2006 filed as Exhibit
(d)(5) to Post-Effective Amendment No. 75 filed February 14, 2006 and incorporated herein by reference.

(6)			Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton
Vance Capital & Income Strategies Fund, and Eaton Vance Management dated November 13, 2006 filed as Exhibit (d)(6) to Post-Effective Amendment No. 83 filed December 27, 2006 and incorporated herein by reference.

(7)			Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton
Vance Equity Asset Allocation Fund, and Eaton Vance Management dated November 13, 2006 filed as Exhibit (d)(7) to Post-Effective Amendment No. 83 filed December 27, 2006 and incorporated herein by reference.

(8)	(a)		Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton
Vance Enhanced Equity Option Income Fund, and Eaton Vance Management dated February 11,
2008 filed as Exhibit (d)(8) to Post-Effective Amendment No. 87 filed February 28, 2008
(Accession No. 0000940394-08-000203) and incorporated herein by reference.

	(b)		Fee Reduction Agreement dated June 16, 2008 between Eaton Vance Special Investment Trust on behalf of Eaton Vance Enhanced Equity Option Income Fund and Eaton Vance Management filed as
Exhibit (d)(8)(b) to Post-Effective Amendment No. 90 filed August 28, 2008 (Accession No.
0000940394-08-001208) and incorporated herein by reference.

(9)	(a)		Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric Risk
Advisors LLC for Eaton Vance Enhanced Equity Option Income Fund dated February 11, 2008 filed as Exhibit (d)(9) to Post-Effective Amendment No. 89 filed April 25, 2008 (Accession No.
0000940394-08-000678) and incorporated herein by reference.

	(b)		Fee Reduction Agreement dated June 16, 2008 between Eaton Vance Management and Parametric
Risk Advisors LLC for Eaton Vance Enhanced Equity Option Income Fund filed as Exhibit (d)(9)(b) to
Post-Effective Amendment No. 90 filed August 28, 2008 (Accession No. 0000940394-08-
001208) and incorporated herein by reference.

(10		)(a)	Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton
Vance Risk-Managed Equity Option Income Fund, and Eaton Vance Management dated February
11, 2008 filed as Exhibit (d)(10) to Post-Effective Amendment No. 87 filed February 28, 2008
(Accession No. 0000940394-08-000203) and incorporated herein by reference.

	(b)		Fee Reduction Agreement dated June 16, 2008 between Eaton Vance Special Investment Trust on behalf of Eaton Vance Risk-Managed Equity Option Income Fund and Eaton Vance Management
filed as Exhibit (a)(10)(b) to Post-Effective Amendment No. 90 filed August 28, 2008 (Accession
No. 0000940394-08-001208) and incorporated herein by reference.

(11		)(a)	Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric Risk
Advisors LLC for Eaton Vance Risk-Managed Equity Option Income Fund dated February 11, 2008 filed as Exhibit (d)(11) to Post-Effective Amendment No. 89 filed April 25, 2008 (Accession No.
0000940394-08-000678) and incorporated herein by reference.

	(b)		Fee Reduction Agreement dated June 16, 2008 between Eaton Vance Management and Parametric
Risk Advisors LLC for Eaton Vance Risk-Managed Equity Option Income Fund filed as Exhibit
(d)(11)(b) to Post-Effective Amendment No. 90 filed August 28, 2008 (Accession No.
0000940394-08-001208) and incorporated herein by reference.

(12)			Investment Advisory and Administrative Services Agreement between Eaton Vance Special
Investment Trust, on behalf of Eaton Vance Commodity Strategy Fund, and Eaton Vance
Management dated April 7, 2010 filed as Exhibit (d)(12) to Post-Effective Amendment No. 105 filed April 29, 2010 (Accession No. 0000940394-10-000423) and incorporated herein by reference.

	(13)	Investment Sub-Advisory Agreement between Eaton Vance Management and Armored Wolf, LLC dated April 7, 2010 filed as Exhibit (d)(13) to Post-Effective Amendment No. 105 filed April 29,
2010 (Accession No. 0000940394-10-000423) and incorporated herein by reference.

	(14)	Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton
Vance Short Term Real Return Fund, and Eaton Vance Management dated March 30, 2010 filed as
Exhibit (d)(14) to Post-Effective Amendment No. 103 filed April 7, 2010 (Accession No.
0000940394-10-000357) and incorporated herein by reference.

	(15)	Investment Advisory and Administrative Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton Vance Option Absolute Return Strategy Fund, and Eaton Vance Management
dated August 9, 2010 filed as Exhibit (d)(15) to Post-Effective Amendment No. 108 filed
September 27, 2010 (Accession No. 0000940394-10-001000) and incorporated herein by reference.

	(16)	Investment Sub-Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of
Eaton Vance Option Absolute Return Strategy Fund, and Parametric Risk Advisors LLC dated August
9, 2010 filed as Exhibit (d)(16) to Post-Effective Amendment No. 108 filed September 27, 2010
(Accession No. 0000940394-10-001000) and incorporated herein by reference.

(e) (1) (a)		Amended and Restated Distribution Agreement between Eaton Vance Special Investment Trust and
Eaton Vance Distributors, Inc. effective February 8, 2010 with attached Schedule A filed as Exhibit
(e)(1)(a) to Post-Effective Amendment No. 108 filed September 27, 2010 (Accession No.
0000940394-10-001000) and incorporated herein by reference.

	(b)	Amended Schedule A dated August 9, 2010 to the Amended and Restated Distribution Agreement
dated February 8, 2010 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 108 filed
September 27, 2010 (Accession No. 0000940394-10-001000) and incorporated herein by reference.

	(2)	Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as
Exhibit (e)(2) to Post-Effective Amendment No. 85 filed April 26, 2007 and incorporated herein by reference.

(f)		The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent
Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1,
1994).
(g)	(1)	Master Custodian Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(1) to Post-Effective Amendment No. 125 of Eaton Vance Municipals Trust (File
Nos. 33-572, 811-4409) filed November 30, 2010 (Accession No. 0000940394-10-001163)
and incorporated herein by reference.

	(2)	Amended and Restated Services Agreement with State Street Bank & Trust Company dated
September 1, 2010 filed as Exhibit (g)(2) to Post-Effective Amendment No. 108 filed September
27, 2010 (Accession No. 0000940394-10-001000) and incorporated herein by reference.

(h) (1) (a)		Management Contract between Eaton Vance Special Investment Trust (on behalf of certain of its series) and Eaton Vance Management filed as Exhibit (5)(a)(1) to Post-Effective Amendment No. 48
filed October 10, 1997 and incorporated herein by reference.

	(b)	Amended Schedule A-1 dated November 17, 1997 filed as Exhibit (5)(a)(2) to Post-Effective
Amendment No. 49 filed December 15, 1997 (Accession No. 0000950156-97-000988) and
incorporated herein by reference.

	(2)	Management Agreement between Eaton Vance Special Investment Trust on behalf of Eaton Vance
Institutional Short Term Treasury Fund and Eaton Vance Management filed as Exhibit (h)(2) to Post-
Effective Amendment No. 52 filed October 20, 1998 (Accession No. 0000950156-98-000643)
and incorporated herein by reference.

	(3)	(a)	Amended Administrative Services Agreement between Eaton Vance Special Investment Trust (on behalf of each of its series listed on Schedule A) and Eaton Vance Management dated June 19,
1995 filed as Exhibit (9) to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

		(b)	Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services
Agreement filed as Exhibit (9)(a)(2) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

	(4)	(a)	Administrative Services Agreement between Eaton Vance Special Investment Trust (on behalf of each of its series listed on Schedule A) and Eaton Vance Management dated October 15, 2007 filed as Exhibit (h)(4)(a) to Post-Effective Amendment No. 86 filed December 14, 2007 (Accession No.
0000940394-07-002080) and incorporated herein by reference.

		(b)	Amendment to Schedule A dated December 10, 2007 to Administrative Services Agreement filed as
Exhibit (h)(4)(b) to Post-Effective Amendment No. 86 filed December 14, 2007 (Accession No.
0000940394-07-002080) and incorporated herein by reference.

	(5)		Administrative Services Agreement between Eaton Vance Special Investment Trust on behalf of
Eaton Vance Institutional Short Term Income Fund and Eaton Vance Management dated October
21, 2002 filed as Exhibit (h)(5) to Post-Effective Amendment No. 66 filed December 30, 2002 and incorporated herein by reference.

	(6)		Transfer Agency Agreement dated August 1, 2008 between PNC Global Investment Servicing Inc.
and Eaton Vance Management filed as Exhibit (h)(1) to Post-Effective Amendment No. 70 of Eaton
Vance Series Trust II (File Nos. 02-42722, 811-02258) (Accession No. 0000940394-08-
001324) filed October 27, 2008 and incorporated herein by reference.

	(7)		Sub-Transfer Agency Services Agreement effective August 1, 2005 between PFPC Inc. and Eaton
Vance Management filed as Exhibit (h)(4) to Post-Effective No. 109 of Eaton Vance Mutual Funds
Trust (File Nos. 2-90946, 811-4015) filed August 25, 2005 (Accession No. 0000940394-05-
000983) and incorporated herein by reference.

	(8)		Expense Reduction Agreement effective March 27, 2006 between Eaton Vance Special Investment
Trust, Eaton Vance Management and Lloyd George Investment Management (Bermuda) Ltd. filed as
Exhibit (h)(8) to Post-Effective Amendment No. 77 filed April 27, 2006 (Accession No.
0000940394-06-000423) and incorporated herein by reference.

	(9)		Fee Reduction Agreement dated October 15, 2007 between Eaton Vance Special Investment Trust on behalf of Eaton Vance Balanced Fund and Eaton Vance Management filed as Exhibit (h)(9) to
Post-Effective Amendment No. 86 filed December 14, 2007 (Accession No. 0000940394-07-
002080) and incorporated herein by reference.

	(10)(a)		Expense Waivers/Reimbursements Agreement between Eaton Vance Management and the Trusts
(on behalf of certain of their series) listed on Schedule A thereto dated October 16, 2007 filed as
Exhibit (h)(5) to Post-Effective Amendment No. 131 of Eaton Vance Mutual Funds Trust (File Nos.
02-90946, 811-4015) filed November 26, 2007 (Accession No. 0000940394-07-002010) and
incorporated herein by reference.

		(b)	Amended Schedule A effective March 1, 2011 to the Expense Waivers/Reimbursements Agreement
dated October 16, 2007 filed herewith.

(i)	(1)		Opinion of Internal Counsel dated July 7, 2010 filed as Exhibit (i) to Post-Effective Amendment No.
107 filed July 7, 2010 (Accession No. 0000940394-10-000707) and incorporated herein by reference.

	(2)		Consent of Internal Counsel dated February 24, 2011 filed herewith.

(j)			Consent of Independent Registered Public Accounting Firm dated February 24, 2011 filed herewith.

(m)	(1)	(a)	Eaton Vance Special Investment Trust Class A Distribution Plan adopted June 23, 1997 and amended April 24, 2006 with attached Schedule A filed as Exhibit (m)(1)(a) to Post-Effective
Amendment No. 81 filed July 7, 2006 and incorporated herein by reference.
		(b)	Amended Schedule A to Class A Distribution Plan dated August 9, 2010 filed as Exhibit (m)(1)(b)
to Post-Effective Amendment No. 108 filed September 27, 2010 (Accession No. 0000940394-10-
001000) and incorporated herein by reference.

	(2)	(a)	Eaton Vance Special Investment Trust Class A Distribution Plan adopted June 23, 1997 (for each of its Series listed on Schedule A) filed as Exhibit (15)(b) to Post-Effective Amendment No. 48 filed
October 10, 1997 and incorporated herein by reference.
		(b)	Amended Schedule A-1 dated November 17, 1997 filed as Exhibit (15)(b)(1) to Post-Effective
Amendment No. 49 filed December 17, 1997 and incorporated herein by reference.
	(3)	(a)	Eaton Vance Special Investment Trust Class B Distribution Plan adopted June 23, 1997 filed as
Exhibit (15)(c) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

		(b)	Amended Schedule A to Class B Distribution Plan filed as Exhibit (m)(3)(b) to Post-Effective
Amendment No. 64 filed August 23, 2002 (Accession No. 0000940394-02-000512) and
incorporated herein by reference.

	(4)	(a)	Eaton Vance Special Investment Trust Class C Distribution Plan adopted June 23, 1997 filed as
Exhibit (15)(d) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

		(b)	Amended Schedule A to Class C Distribution Plan filed as Exhibit (m)(4)(b) to Post-Effective
Amendment No. 86 filed December 14, 2007 (Accession No. 0000940394-07-002080) and
incorporated herein by reference.

	(5)	(a)	Eaton Vance Special Investment Trust Class C Distribution Plan adopted February 8, 2010 filed as
Exhibit (m)(4) to Post-Effective Amendment No. 103 filed April 6, 2010 (Accession No.
0000940394-10-000357) and incorporated herein by reference.

		(b)	Amended Schedule A to Class C Distribution Plan dated August 9, 2010 filed as Exhibit (m)(5)(b)
to Post-Effective Amendment No. 108 filed September 27, 2010 (Accession No. 0000940394-10-
001000) and incorporated herein by reference.

	(6)	(a)	Eaton Vance Special Investment Trust Class R Distribution Plan adopted June 16, 2003 filed as
Exhibit (5)(a) to Post-Effective Amendment No. 68 filed July 9, 2003 and incorporated herein by reference.

		(b)	Amended Schedule A to Class R Distribution Plan effective June 15, 2009 filed as Exhibit (m)(5)(b)
to Post-Effective Amendment No. 96 filed July 30, 2009 (Accession No. 0000940394-09-
000577) and incorporated herein by reference.
(n)	(1)		Amended and Restated Multiple Class Plan for Eaton Vance Funds dated August 6, 2007 filed as
Exhibit (n) to Post-Effective Amendment No. 128 of Eaton Vance Mutual Funds Trust (File Nos. 02-
90946, 811-4015) filed August 10, 2007 (Accession No. 0000940394-07-000956) and
incorporated herein by reference.
	(2)		Schedule A effective August 9, 2010 to Amended and Restated Multiple Class Plan filed as Exhibit
(n)(2) to Post-Effective Amendment No. 161 of Eaton Vance Mutual Funds Trust (File Nos. 02-
90946 and 811-4015) filed August 25, 2010 (Accession No. 0000940394-10-000859) and
incorporated herein by reference.

	(3)		Schedule B effective November 15, 2010 to Amended and Restated Multiple Class Plan filed as
Exhibit (n)(3) to Post-Effective Amendment No. 162 of Eaton Vance Mutual Funds Trust (File Nos.
02-90946 and 811-4015) filed December 1, 2010 (Accession No. 0000940394-10-001172)
and incorporated herein by reference.

(4)	Schedule C effective November 15, 2010 to Amended and Restated Multiple Class Plan filed as
Exhibit (n)(4) to Post-Effective Amendment No. 162 of Eaton Vance Mutual Funds Trust (File Nos.
02-90946 and 811-4015) filed December 1, 2010 (Accession No. 0000940394-10-001172)
and incorporated herein by reference.

(p) (1)	Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston Management and
Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised May 15, 2010 filed as Exhibit (r)(1) to Pre-Effective Amendment No. 2 of Eaton Vance
Tax-Advantaged Bond and Option Strategies Fund N-2 (File Nos. 333-164369, 811-22380) filed
May 24, 2010 (Accession No. 0001193125-10-126745) and incorporated herein by reference.

(2)	Code of Ethics adopted by the Lloyd George Management Group, which includes: Lloyd George
Management (BVI) Ltd, Lloyd George Investment Management (Bermuda) Ltd, Lloyd George
Management (Hong Kong) Ltd, Lloyd George Investment Management (Hong Kong) Limited, Lloyd
George Management (Europe) Ltd, Lloyd George Management (Singapore) Pte Ltd and the LGM
Funds effective December 2004, as revised October 2008 filed as Exhibit (p)(2) to Post-Effective
Amendment No. 102 of Eaton Vance Growth Trust (File Nos. 2-22019 and 811-1241) filed
December 24, 2008 (Accession No. 0000940394-08-001633) and incorporated herein by reference.

(3)	Code of Ethics & Business Conduct adopted by Fox Asset Management, LLC effective January 31,
2006, as revised December 2, 2009 filed as Exhibit (p)(3) to Post-Effective Amendment No. 100 and incorporated herein by reference.

(4)	Code of Ethics adopted by Parametric Risk Advisors LLC effective January 8, 2008 filed as Exhibit
(p)(4) to Post-Effective Amendment No. 92 filed February 26, 2009 (Accession No. 0000940394-
09-000145) and incorporated herein by reference.

(5)	Code of Ethics adopted by Armored Wolf, LLC effective May 1, 2009 filed as Exhibit (p)(5) to Post-
Effective Amendment No. 104 filed April 7, 2010 (Accession No. 0000940394-10-000360) and incorporated herein by reference.

(6)	Code of Business Conduct and Ethics adopted by Atlanta Capital Management Company, LLC effective January 1, 2006 as revised January 4, 2010 filed as Exhibit (p)(2) to Post-Effective
Amendment No. 161 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-4015) filed
August 25, 2010 (Accession No. 0000940394-10-000859) and incorporated herein by reference.

(7)	Code of Ethics adopted by Eagle Global Advisors, LLC effective May 14, 2004 (as revised October
19, 2009) filed as Exhibit (p)(5) to Post-Effective Amendment No. 106 of Eaton Vance Growth Trust
(File Nos. 2-22019, 811-1241) filed October 28, 2009 (Accession No. 0000940394-09-
000808) and incorporated herein by reference.

(q) (1)	Power of Attorney for Eaton Vance Special Investment Trust dated November 1, 2005 filed as
Exhibit (q) to Post-Effective Amendment No. 102 of Eaton Vance Municipals Trust (File Nos. 33-52,
811-4409) filed November 29, 2005 (Accession No. 0000940394-05-001357) and
incorporated herein by reference.

(2)	Power of Attorney for Capital Growth Portfolio, Emerging Markets Portfolio, Investment Grade
Income Portfolio, Large Cap Core Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio,
Special Equities Portfolio, South Asia Portfolio and Utilities Portfolio dated November 1, 2005, filed as Exhibit (q)(2) to Post-Effective Amendment No. 93 of Eaton Vance Growth Trust (File Nos. 2-
22019, 811-1241) filed December 23, 2005 (Accession No. 0000940394-05-001402) and
incorporated herein by reference.

(3)	Power of Attorney for Capital Growth Portfolio, Large-Cap Value Portfolio, Small-Cap Growth
Portfolio, South Asia Portfolio and Utilities Portfolio dated November 1, 2005, filed as Exhibit (q)(3)
to Post-Effective Amendment No. 93 of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241)
filed December 23, 2005 (Accession No. 0000940394-05-001402) and incorporated herein by reference.

(4)	Power of Attorney for Special Equities Portfolio filed as Exhibit (q)(5) to Post-Effective Amendment
No. 93 of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) filed December 23, 2005
(Accession No. 0000940394-05-001402) and incorporated herein by reference.

(5)	Power of Attorney for Eaton Vance Special Investment Trust dated November 1, 2005 filed as
Exhibit (q)(2) to Post-Effective Amendment No. 94 of Eaton Vance Growth Trust (File Nos. 2-
22019, 811-1241) filed January 27, 2006 (Accession No. 0000940394-06-001402) and
incorporated herein by reference.

(6)	Powers of Attorney for Emerging Markets Portfolio and South Asia Portfolio dated November 1,
2005 filed as Exhibit (q)(7) to Post-Effective Amendment No. 94 of Eaton Vance Growth Trust (File
Nos. 2-22019, 811-1241) filed January 27, 2006 (Accession No. 0000940394-06-001402)
and incorporated herein by reference.

(7)	Power of Attorney for Eaton Vance Special Investment Trust dated January 25, 2006, filed as
Exhibit (q)(2) to Post-Effective Amendment No. 104 of Eaton Vance Growth Trust (File Nos. 33-
572, 811-4409) filed January 30, 2006 (Accession No. 0000940394-06-001408) and
incorporated herein by reference.

(8)	Power of Attorney for Capital Growth Portfolio, Emerging Markets Portfolio, Investment Grade
Income Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio, South Asia Portfolio and
Utilities Portfolio dated January 25, 2006 filed as Exhibit (q)(8) to Post-Effective Amendment No.
75 filed February 14, 2006 (Accession No. 0000940394-06-000187) and incorporated herein by reference.

(9)	Power of Attorney for Investment Grade Income Portfolio and Large-Cap Core Portfolio dated
November 1, 2005 filed as Exhibit (q)(17) to Post-Effective Amendment No. 112 of Eaton Vance
Mutual Funds Trust (File Nos. 2-90946, 811-4015) filed February 27, 2006 (Accession No.
0000940394-06-000201) and incorporated herein by reference.

(10)	Powers of Attorney for Special Investment Trust dated April 23, 2007 filed as Exhibit (q)(10) to
Post-Effective Amendment No. 85 filed April 26, 2007 and incorporated herein by reference.

(11)	Power of Attorney for Capital Growth Portfolio, Emerging Markets Portfolio, Investment Portfolio,
Large-Cap Growth Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio, South Asia
Portfolio, Special Equities Portfolio and Utilities Portfolio dated April 23, 2007 filed as Exhibit
(q)(11) to Post-Effective Amendment No. 85 filed April 26, 2007 and incorporated herein by reference.

(12)	Power of Attorney for Capital Growth Portfolio, Emerging Markets Portfolio, Investment Grade
Income Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio, South Asia Portfolio and
Utilities Portfolio dated April 23, 2007 filed as Exhibit (q)(12) to Post-Effective Amendment No. 85 filed April 26, 2007 (Accession No. 0000940394-07-000430) and incorporated herein by reference.

(13)	Power of Attorney for Special Equities Portfolio dated April 23, 2007 filed as Exhibit (q)(13) to Post-
Effective Amendment No. 85 filed April 26, 2007 (Accession No. 0000940394-07-000430) and
incorporated herein by reference.

(14)	Power of Attorney for International Equity Portfolio dated April 23, 2007 filed as Exhibit (q)(14) to
Post-Effective Amendment No. 85 filed April 26, 2007 (Accession No. 0000940394-07-000430)
and incorporated herein by reference.

(15)	Power of Attorney for Capital Growth Portfolio, Growth Portfolio, International Equity Portfolio, Large-
Cap Growth Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio, Special Equities
Portfolio and Utilities Portfolio dated April 23, 2007 filed as Exhibit (q)(15) to Post-Effective
Amendment No. 85 filed April 26, 2007 (Accession No. 0000940394-07-000430) and
incorporated herein by reference.

(16)	Power of Attorney for Investment Grade Income Portfolio dated April 23, 2007 filed as Exhibit
(q)(16) to Post-Effective Amendment No. 85 filed April 26, 2007 (Accession No. 0000940394-
07-000430) and incorporated herein by reference.

(17)	Power of Attorney for Eaton Vance Special Investment Trust dated November 12, 2007 filed filed as
Exhibit (q)(17) to Post-Effective Amendment No. 86 filed December 14, 2007 (Accession No.
0000940394-07-002080) and incorporated herein by reference.

(18)	Power of Attorney for Eaton Vance Special Investment Trust dated January 1, 2008 filed as Exhibit
(q)(18) to Post-Effective Amendment No. 87 filed February 28, 2008 (Accession No.
0000940394-08-000203) and incorporated herein by reference.

(19)	Power of Attorney for Boston Income Portfolio, Capital Growth Portfolio, Dividend Builder Portfolio,
Emerging Markets Portfolio, International Equity Portfolio, Investment Grade Income Portfolio,
Large-Cap Growth Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio, South Asia
Portfolio, and Special Equities Portfolio dated January 1, 2008 filed as Exhibit (q)(19) to Post-
Effective Amendment No. 89 filed April 25, 2008 (Accession No. 0000940394-08-000678) and
incorporated herein by reference.

(20)	Power of Attorney for Eaton Vance Special Investment Trust dated November 17, 2008 filed as
Exhibit (n)(20) to Post-Effective Amendment No. 91 filed January 2, 2009 (Accession No.
0000940394-09-000005) and incorporated herein by reference.

(21)	Power of Attorney for Boston Income Portfolio, Capital Growth Portfolio, Dividend Builder Portfolio,
Emerging Markets Portfolio, Greater India Portfolio, International Equity Portfolio, Investment Grade
Income Portfolio, Large-Cap Growth Portfolio, Large-Cap Value Portfolio, Small-Cap Portfolio and
Special Equities Portfolio dated November 17, 2008 filed as Exhibit (n)(21) to Post-Effective
Amendment No. 91 filed January 2, 2009 (Accession No. 0000940394-09-000005) and
incorporated herein by reference.

(22)	Power of Attorney for Inflation-Linked Securities Portfolio dated February 8, 2010 filed as Exhibit
(q)(22) to Post-Effective Amendment No. 102 filed March 29, 2010 (Accession No. 0000940394-
10-000325) and incorporated herein by reference.

(23)	Power of Attorney for Eaton Vance Special Investment Trust dated February 7, 2011 filed herewith.

Item 29. Persons Controlled by or Under Common Control

     Not applicable

Item 30. Indemnification

     Article IV of the Registrant’s Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions. Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreement of the Registrant also provides for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 31. Business and other Connections of Investment Advisers

     Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statement of Additional Information; (ii) the Eaton Vance Corp. Form 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930) , Boston Management and Research (File No. 801-43127), Lloyd George Investment Management (Bermuda) Ltd. (File No. 801-40889), Fox Asset Management, LLC (File No. 801-26379), Parametric Risk Advisors LLC (File No. 801-67738), Armored Wolf, LLC (File No. 801-70152), Atlanta Capital Management Company, LLC (File No. 801-52179) and Eagle Global Advisors, LLC (File No. 801-53294) filed with the Commission, all of which are incorporated herein by reference.

Item 32. Principal Underwriters

(a)	Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance
Corp., is the principal underwriter for each of the registered investment companies named below:

	Eaton Vance Growth Trust	Eaton Vance Mutual Funds Trust
	Eaton Vance Investment Trust	Eaton Vance Series Trust II
	Eaton Vance Managed Income Term Trust	Eaton Vance Special Investment Trust
	Eaton Vance Municipals Trust	Eaton Vance Variable Trust
Eaton Vance Municipals Trust II

(b)
(1)	(2)	(3)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Principal Underwriter	with Registrant

Julie Andrade	Vice President	None
Michelle Baran	Vice President	None
Ira Baron	Vice President	None
Jeffrey P. Beale	Vice President	None
Matthew Bennett	Vice President	None
Brian Blair	Vice President	None
Stephanie H. Brady	Vice President	None
Timothy Breer	Vice President	None
Mark Burkhard	Vice President	None
Peter Campagna	Vice President	None
Eric Caplinger	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None
Tiffany Cayarga	Vice President	None
Randy Clark	Vice President	None
Adam Cole	Vice President	None
Michael Collins	Vice President	None
Eric Cooper	Vice President	None
Patrick Cosgrove	Vice President	None
Peter Crowley	Vice President	None
Rob Curtis	Vice President	None
Russell E. Curtis	Vice President and Chief Operations Officer	None
Keith Darby	Vice President	None
Kevin Darrow	Vice President	None
Drew Devereaux	Vice President	None
Derek Devine	Vice President	None
Todd Dickinson	Vice President	None
John Dolan	Vice President	None
Brian Dunkley	Vice President	None
James Durocher	Senior Vice President	None
Margaret Egan	Vice President	None
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Lawrence L. Fahey	Vice President	None
Thomas E. Faust Jr.	Director	Trustee
Daniel Flynn	Vice President	None
James Foley	Vice President	None
J. Timothy Ford	Vice President	None

Kathleen Fryer	Vice President	None
Jonathan Futterman	Vice President	None
Anne Marie Gallagher	Vice President	None
William M. Gillen	Senior Vice President	None
Hugh S. Gilmartin	Vice President	None
Bradford Godfrey	Vice President	None
David Gordon	Vice President	None
Linda Grasso	Vice President	None
John Greenway	Vice President	None
Jorge Gutierrez	Vice President	None
Peter Hartman	Vice President	None
Richard Hein	Vice President	None
Joseph Hernandez	Vice President	None
Dori Hetrick	Vice President	None
Perry D. Hooker	Vice President	None
Christian Howe	Vice President	None
Thomas Hughes	Vice President	None
Jonathan Isaac	Vice President	None
Elizabeth Johnson	Vice President	None
Paul F. Jones	Vice President	None
Steve Jones	Vice President	None
Sean Kelly	Senior Vice President	None
William Kennedy	Vice President	None
Joseph Kosciuszek	Vice President	None
Kathleen Krivelow	Vice President	None
Russell Kubie	Vice President	None
David Lefcourt	Vice President	None
Paul Leonardo	Vice President	None
Lauren Loehning	Vice President	None
John Loy	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Michael Maguire	Vice President	None
Christopher Marek	Vice President	None
Frederick S. Marius	Vice President, Secretary, Clerk and Chief Legal Officer	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Judy Snow May	Vice President	None
Daniel J. McCarthy	Vice President	None
Don McCaughey	Vice President	None
Andy McClelland	Vice President	None
Dave McDonald	Vice President	None
Tim McEwen	Vice President	None
Shannon McHugh-Price	Vice President	None
Jac McLean	Senior Vice President	None
David Michaud	Vice President	None
Mark Milan	Vice President	None
Don Murphy	Vice President	None
James A. Naughton	Vice President	None
Matthew Navins	Vice President	None
Mark D. Nelson	Vice President	None
Scott Nelson	Vice President	None

Linda D. Newkirk	Vice President	None
Paul Nicely	Vice President	None
Paul Nobile	Senior Vice President	None
Andrew Ogren	Vice President	None
Stephen O’Loughlin	Vice President	None
Philip Pace	Vice President	None
Steve Pietricola	Vice President	None
John Pumphrey	Vice President	None
James Putman	Vice President	None
James Queen	Vice President	None
Christopher Remington	Vice President	None
David Richman	Vice President	None
Kevin Rookey	Vice President	None
Scott Ruddick	Senior Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Randy Skarda	Vice President	None
Kerry Smith	Vice President	None
Jamie Smoller	Vice President	None
Bill Squadroni	Vice President	None
David Stokkink	Vice President	None
Mike Sullivan	Vice President	None
Frank Sweeney	Vice President	None
Gigi Szekely	Vice President and Chief Compliance Officer	None
Brian Taranto	Vice President and Chief Administrative Officer	None
Wayne Taylor	Vice President	None
Stefan Thielen	Vice President	None
John M. Trotsky	Vice President	None
Geoffrey Underwood	Vice President	None
Randolph Verzillo	Vice President	None
Greg Walsh	Vice President	None
Stan Weiland	Vice President	None
Robert J. Whelan	Vice President and Director	None
Greg Whitehead	Vice President	None
Steve Widder	Vice President	None
Matthew J. Witkos	President, Chief Executive Officer and Director	None
Joseph Yasinski	Vice President	None
John Young	Vice President	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None

*	Address is Two International Place, Boston, MA 02110 (c) Not applicable

Item 33. Location of Accounts and Records

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, BNY Mellon Asset Servicing, 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research, both located at Two International Place, Boston, MA 02110, Lloyd George Investment Management (Bermuda) Limited, located at Suite 3808, One Exchange Square, Central, Hong Kong, Fox Asset Management LLC located at 331 Newman Springs Road, Suite 122, Red Bank, NJ 07701, Parametric Portfolio Associates LLC located at 1918 8th Avenue, Suite 3100, Seattle, WA 98101, Parametric Risk Advisors LLC located at 274 Riverside Avenue, Westport, CT 06880, Armored Wolf, LLC located at 65 Enterprise, Aliso Viejo, CA 92656, Atlanta Capital Management Company, LLC located at 1075 Peachtree Street, Suite 2100, Atlanta, GA 30309 and Eagle Global Advisors, L.L.C. located at 5847 San Felipe, Suite 930, Houston, TX 77057.

Item 34. Management Services

     Not applicable

Item 35. Undertakings

     None.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on February 24, 2011.

EATON VANCE SPECIAL INVESTMENT TRUST

By: /s/ Duncan W. Richardson
                Duncan W. Richardson, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on February 24, 2011.

Signature	Title

/s/ Duncan W. Richardson	President (Chief Executive Officer)
Duncan W. Richardson
/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell
Benjamin C. Esty*	Trustee
Benjamin C. Esty
Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.
Allen R. Freedman*	Trustee
Allen R. Freedman
William H. Park*	Trustee
William H. Park
Ronald A. Pearlman*	Trustee
Ronald A. Pearlman
Helen Frame Peters*	Trustee
Helen Frame Peters
Lynn A. Stout*	Trustee
Lynn A. Stout
Ralph F. Verni*	Trustee
Ralph F. Verni
*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Floating Rate Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 24, 2011.

FLOATING RATE PORTFOLIO

By: /s/ Scott H. Page
                Scott H. Page, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on February 24, 2011.

Signature	Title

/s/ Scott H. Page	President (Chief Executive Officer)
Scott H. Page
/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell
Benjamin C. Esty*	Trustee
Benjamin C. Esty
Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.
Allen R. Freedman*	Trustee
Allen R. Freedman
William H. Park*	Trustee
William H. Park
Ronald A. Pearlman*	Trustee
Ronald A. Pearlman
Helen Frame Peters*	Trustee
Helen Frame Peters
Lynn A. Stout*	Trustee
Lynn A. Stout
Ralph F. Verni*	Trustee
Ralph F. Verni
*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Inflation-Linked Securities Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 24, 2011.

INFLATION-LINKED SECURITIES PORTFOLIO

By: /s/ Thomas H. Luster
                 Thomas H. Luster, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on February 24, 2011.

Signature	Title

/s/ Thomas H. Luster	President (Chief Executive Officer)
Thomas H. Luster
/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell
Benjamin C. Esty*	Trustee
Benjamin C. Esty
Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.
Allen R. Freedman*	Trustee
Allen R. Freedman
William H. Park*	Trustee
William H. Park
Ronald A. Pearlman*	Trustee
Ronald A. Pearlman
Helen Frame Peters*	Trustee
Helen Frame Peters
Lynn A. Stout*	Trustee
Lynn A. Stout
Ralph F. Verni*	Trustee
Ralph F. Verni
*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Investment Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 02-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 24, 2011.

INVESTMENT PORTFOLIO

By: /s/ Mark S. Venezia
               Mark S. Venezia, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 02-27962) has been signed below by the following persons in the capacities indicated on February 24, 2011.

Signature	Title

/s/ Mark S. Venezia	President (Chief Executive Officer)
Mark S. Venezia
/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell
Benjamin C. Esty*	Trustee
Benjamin C. Esty
Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.
Allen R. Freedman*	Trustee
Allen R. Freedman
William H. Park*	Trustee
William H. Park
Ronald A. Pearlman*	Trustee
Ronald A. Pearlman
Helen Frame Peters*	Trustee
Helen Frame Peters
Lynn A. Stout*	Trustee
Lynn A. Stout
Ralph F. Verni*	Trustee
Ralph F. Verni
*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.	Description
(h)(10)(b)	Amended Schedule A effective March 1, 2011 to Expense Waivers/Reimbursements Agreement dated October 16, 2007
(i) (2)	Consent of Internal Counsel dated February 24, 2011
(j)	Consent of Independent Registered Public Accounting Firm dated February 24, 2011
(q) (23)	Power of Attorney for Eaton Vance Special Investment Trust dated February 7, 2011